UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4279

Securian Funds Trust

(Exact name of registrant as specified in charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of principal executive offices) (Zip code)

Paul J. Thibodeaux, Esq.

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and address of agent for service)

Registrant's telephone number, including area code:

(651) 665-3500

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 10, 2025 (SEC Accession Number 0001104659-25-022131). The purpose of this amendment is to add the following information to the Material Fund Change sections of the tailored shareholder reports to each of the funds listed below, that was inadvertently omitted in Item 1 in the original filing:

Current Name

SFT Delaware Ivy℠ Growth Fund

New Name

Effective December 31,2024

SFT Macquarie Growth Fund

Current Name

SFT Delaware Ivy℠ Small Cap Growth Fund

New Name

Effective December 31,2024

SFT Macquarie Small Cap Growth Fund

Except as set forth above this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing, the entirety of which is incorporated here by reference.

ITEM 1. REPORT TO STOCKHOLDERS.

(a)            The following is a copy of the registrant's report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

TABLE OF CONTENTS

SFT Balanced Stabilization Fund Class 2

SFT Core Bond Fund Class 1

SFT Core Bond Fund Class 2

SFT Macquarie Growth Fund Class 2

SFT Macquarie Small Cap Growth Fund Class 2

SFT Equity Stabilization Fund Class 2

SFT Government Money Market Fund Class 2

SFT Index 400 Mid-Cap Fund Class 1

SFT Index 400 Mid-Cap Fund Class 2

SFT Index 500 Fund Class 1

SFT Index 500 Fund Class 2

SFT Real Estate Securities Fund Class 1

SFT Real Estate Securities Fund Class 2

SFT T. Rowe Price Value Fund Class 2

SFT Wellington Core Equity Fund Class 1

SFT Wellington Core Equity Fund Class 2

Annual Shareholder Report

SFT Balanced Stabilization Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Balanced Stabilization Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$93	0.87%

How did the Fund perform last year and what affected its performance?

United States (US) equity markets rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 reaching a new record high during the year. This was driven by the so-called “Magnificent Seven” technology names. Amid concerns about slowing economic activity and the cooling labor market, the U.S. Federal Reserve (Fed) began easing monetary policy in September delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice and indicated a slower pace of cuts in 2025.

The fixed income portion of the portfolio outperformed its benchmark counterpart, due in large part to being overweight public corporate bonds. Investment grade spreads performed well in 2024, closing the year 19 basis points tighter than where they started. Between being overweight public corporate bonds in general, and some specific bond choices within the industrials and financials sectors, the Fund’s fixed income portion of the portfolio produced 73 basis points of portfolio return, while its benchmark fixed income counterpart produced 54 basis points.

The Fund’s volatility management overlay was a slight performance detractor in 2024, primarily due to a brief volatility spike in August that stemmed from the Bank of Japan beginning to tighten its monetary policy stance. Realized volatility rose in early August, and so the Fund’s equity exposure was decreased modestly, with the minimum equity allocation in the month being 48.1 percent. This market tantrum was short-lived, and the S&P 500 returned 2.43 percent for the month of August. Apart from this short-lived volatility spike, 2024 was a fairly calm year in the equity markets. As such, the volatility management overlay also lost approximately 18 basis points on defensive options.

SFT Balanced Stabilization Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	SFT Balanced Stabilization Fund	S&P 500® /Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,924	$9,904	$9,953
2/28/2015	$10,172	$10,208	$9,996
3/31/2015	$10,063	$10,130	$10,056
4/30/2015	$10,077	$10,174	$10,076
5/31/2015	$10,166	$10,243	$10,128
6/30/2015	$9,913	$10,079	$10,163
7/31/2015	$10,057	$10,234	$10,164
8/31/2015	$9,487	$9,857	$10,149
9/30/2015	$9,432	$9,738	$10,134
10/31/2015	$9,788	$10,231	$10,129
11/30/2015	$9,818	$10,239	$10,108
12/31/2015	$9,675	$10,128	$10,073
1/31/2016	$9,450	$9,883	$10,090
2/29/2016	$9,458	$9,903	$10,098
3/31/2016	$9,847	$10,342	$10,141
4/30/2016	$9,911	$10,382	$10,190
5/31/2016	$10,042	$10,495	$10,231
6/30/2016	$10,067	$10,587	$10,265
7/31/2016	$10,280	$10,848	$10,249
8/31/2016	$10,294	$10,852	$10,257
9/30/2016	$10,259	$10,851	$10,282
10/31/2016	$10,118	$10,699	$10,295
11/30/2016	$10,340	$10,835	$10,279
12/31/2016	$10,524	$10,970	$10,282
1/31/2017	$10,679	$11,103	$10,342
2/28/2017	$11,042	$11,398	$10,374
3/31/2017	$11,033	$11,403	$10,383
4/30/2017	$11,126	$11,509	$10,414
5/31/2017	$11,299	$11,641	$10,422
6/30/2017	$11,336	$11,680	$10,432
7/31/2017	$11,538	$11,844	$10,425
8/31/2017	$11,586	$11,909	$10,456
9/30/2017	$11,752	$12,033	$10,511
10/31/2017	$11,986	$12,205	$10,505
11/30/2017	$12,265	$12,423	$10,505
12/31/2017	$12,412	$12,529	$10,499
1/31/2018	$12,917	$12,901	$10,556
2/28/2018	$12,366	$12,567	$10,604
3/31/2018	$12,225	$12,408	$10,628
4/30/2018	$12,163	$12,399	$10,670
5/31/2018	$12,335	$12,614	$10,715
6/30/2018	$12,355	$12,654	$10,732
7/31/2018	$12,733	$12,938	$10,733
8/31/2018	$13,074	$13,224	$10,738
9/30/2018	$13,098	$13,235	$10,751
10/31/2018	$12,368	$12,651	$10,770
11/30/2018	$12,438	$12,836	$10,734
12/31/2018	$12,052	$12,235	$10,699
1/31/2019	$12,601	$12,875	$10,720
2/28/2019	$12,871	$13,120	$10,765
3/31/2019	$13,157	$13,374	$10,826
4/30/2019	$13,586	$13,700	$10,883
5/31/2019	$13,058	$13,275	$10,906
6/30/2019	$13,703	$13,903	$10,908
7/31/2019	$13,897	$14,035	$10,927
8/31/2019	$13,745	$14,047	$10,926
9/30/2019	$13,755	$14,175	$10,935
10/31/2019	$13,941	$14,376	$10,960
11/30/2019	$14,255	$14,686	$10,954
12/31/2019	$14,559	$14,948	$10,944
1/31/2020	$14,617	$15,060	$10,986
2/29/2020	$14,155	$14,424	$11,017
3/31/2020	$13,434	$13,321	$10,993
4/30/2020	$14,026	$14,441	$10,919
5/31/2020	$14,306	$14,880	$10,919
6/30/2020	$14,489	$15,095	$10,979
7/31/2020	$14,947	$15,696	$11,034
8/31/2020	$15,629	$16,322	$11,069
9/30/2020	$15,187	$15,947	$11,085
10/31/2020	$14,994	$15,664	$11,089
11/30/2020	$15,752	$16,754	$11,083
12/31/2020	$16,114	$17,150	$11,093
1/31/2021	$15,933	$16,997	$11,140
2/28/2021	$16,105	$17,180	$11,201
3/31/2021	$16,447	$17,545	$11,281
4/30/2021	$16,957	$18,163	$11,373
5/31/2021	$17,014	$18,262	$11,465
6/30/2021	$17,328	$18,570	$11,571
7/31/2021	$17,640	$18,917	$11,626
8/31/2021	$18,001	$19,248	$11,651
9/30/2021	$17,351	$18,644	$11,682
10/31/2021	$18,023	$19,426	$11,779
11/30/2021	$17,910	$19,368	$11,837
12/31/2021	$18,282	$19,869	$11,873
1/31/2022	$17,646	$19,081	$11,974
2/28/2022	$17,304	$18,653	$12,083
3/31/2022	$17,381	$18,861	$12,244
4/30/2022	$16,572	$17,588	$12,313
5/31/2022	$16,571	$17,653	$12,448
6/30/2022	$16,008	$16,668	$12,619
7/31/2022	$16,570	$17,753	$12,618
8/31/2022	$16,125	$17,118	$12,613
9/30/2022	$15,404	$15,876	$12,640
10/31/2022	$15,787	$16,565	$12,692
11/30/2022	$16,368	$17,364	$12,679
12/31/2022	$15,974	$16,732	$12,640
1/31/2023	$16,594	$17,569	$12,741
2/28/2023	$16,206	$17,130	$12,812
3/31/2023	$16,622	$17,682	$12,855
4/30/2023	$16,790	$17,890	$12,919
5/31/2023	$16,709	$17,859	$12,952
6/30/2023	$17,454	$18,541	$12,994
7/31/2023	$17,906	$18,894	$13,019
8/31/2023	$17,589	$18,665	$13,076
9/30/2023	$16,767	$17,941	$13,108
10/31/2023	$16,451	$17,602	$13,103
11/30/2023	$17,656	$18,885	$13,077
12/31/2023	$18,445	$19,689	$13,064
1/31/2024	$18,630	$19,866	$13,135
2/29/2024	$19,171	$20,390	$13,216
3/31/2024	$19,630	$20,859	$13,301
4/30/2024	$18,821	$20,137	$13,353
5/31/2024	$19,533	$20,873	$13,375
6/30/2024	$20,088	$21,401	$13,380
7/31/2024	$20,350	$21,757	$13,396
8/31/2024	$20,574	$22,199	$13,407
9/30/2024	$20,931	$22,602	$13,428
10/31/2024	$20,565	$22,255	$13,443
11/30/2024	$21,521	$23,133	$13,436
12/31/2024	$20,940	$22,651	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
SFT Balanced Stabilization Fund	13.53%	7.54%	7.67%
S&P 500® /Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	15.04%	8.67%	8.52%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Footnote	Description
Footnote*	The Blended Benchmark Index is comprised of 60% of the S&P 500® Index and 40 percent of the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$618,140,426
# of Portfolio Holdings	199
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$3,547,659

SFT Balanced Stabilization Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

SFT Index 500 Fund Class 1	54.2%
iShares Core S&P 500 ETF	3.5%
SPDR S&P 500 ETF Trust	3.4%
U.S. Treasury Notes, 3.875%, 12/31/27	1.5%
U.S. Treasury Bonds, 4.000%, 11/15/42	0.8%
Vanguard S&P 500 ETF	0.7%
M&T Bank Corp., 4.553%, 8/16/2028 (SOFRATE + 1.780%)	0.5%
KeyBank NA, 4.390%, 12/14/27	0.5%
Intercontinental Exchange, Inc., 4.350%, 06/15/29	0.5%
Entergy Texas, Inc., 3.450%, 12/01/27	0.5%
Total	66.1%

Sector Diversification (% of net assets)

Investment Companies	62.8%
Financial	11.5%
Consumer, Non-cyclical	5.1%
Industrials	3.5%
Utilities	3.5%
U.S. Treasury	2.5%
Communications	2.5%
Information Technology	2.1%
Consumer Cyclical	2.0%
Other	2.7%
Other Assets and Liabilities, Net	1.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Balanced Stabilization Fund

Class 2

Annual Shareholder Report

SFT Core Bond Fund

Class 1

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Core Bond Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$53	0.53%

How did the Fund perform last year and what affected its performance?

The main drag on relative performance in 2024 was the Fund’s above-Bloomberg US Aggregate Bond Index duration throughout the year, which was extended alongside the rise in US Treasury rates given our belief that current US Treasury rates remain restrictive and exceed equilibrium conditions. Mitigating the duration drag was an overweight to front-end maturities as the yield curve steepened out (and longer maturities lagged) over the year.

From an allocation perspective, relative returns were dampened by an ongoing underweight to a corporate credit sector that continued to trade inordinately rich in the TCW team’s view. While this underweight acted as a headwind, firm pricing provided opportunities to reduce corporate credit and optimize existing holdings, leading to issue selection benefits within industries like cable-satellite, airlines, and non-cyclicals that outperformed the broader Bloomberg US Aggregate Bond Index. Countering the corporate underweight was an overweight across securitized sectors, with agency MBS constituting the largest position. The Fund’s overweight position to agency MBS was beneficial for the year as yield premiums fell and buying returned from banks and overseas investors. Yield premiums also fell across non-agency MBS to benefit the Fund’s performance in the period while also contributing attractive income. Meanwhile, with CMBS and ABS among the best performing securitized sectors, the Fund’s overweight positions to each benefitted relative returns, while additional contributions came from issue selection, led by single asset single borrower (SASB) CMBS deals and CLOs within ABS – both of which helped the Fund carry an overall yield advantage relative the Bloomberg US Aggregate Bond Index.

SFT Core Bond Fund

Class 1

Fund Performance

Total Return Based on $10,000 Investment

	Class 1	Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,237	$10,210	$9,953
2/28/2015	$10,161	$10,114	$9,996
3/31/2015	$10,206	$10,161	$10,056
4/30/2015	$10,188	$10,124	$10,076
5/31/2015	$10,178	$10,100	$10,128
6/30/2015	$10,067	$9,990	$10,163
7/31/2015	$10,112	$10,059	$10,164
8/31/2015	$10,072	$10,045	$10,149
9/30/2015	$10,122	$10,113	$10,134
10/31/2015	$10,116	$10,114	$10,129
11/30/2015	$10,084	$10,088	$10,108
12/31/2015	$10,041	$10,055	$10,073
1/31/2016	$10,157	$10,193	$10,090
2/29/2016	$10,205	$10,266	$10,098
3/31/2016	$10,310	$10,360	$10,141
4/30/2016	$10,380	$10,400	$10,190
5/31/2016	$10,417	$10,402	$10,231
6/30/2016	$10,590	$10,589	$10,265
7/31/2016	$10,700	$10,656	$10,249
8/31/2016	$10,736	$10,644	$10,257
9/30/2016	$10,739	$10,638	$10,282
10/31/2016	$10,688	$10,556	$10,295
11/30/2016	$10,465	$10,307	$10,279
12/31/2016	$10,505	$10,321	$10,282
1/31/2017	$10,552	$10,341	$10,342
2/28/2017	$10,649	$10,411	$10,374
3/31/2017	$10,652	$10,405	$10,383
4/30/2017	$10,741	$10,486	$10,414
5/31/2017	$10,833	$10,566	$10,422
6/30/2017	$10,836	$10,556	$10,432
7/31/2017	$10,897	$10,601	$10,425
8/31/2017	$10,990	$10,696	$10,456
9/30/2017	$10,953	$10,645	$10,511
10/31/2017	$10,982	$10,652	$10,505
11/30/2017	$10,971	$10,638	$10,505
12/31/2017	$11,025	$10,687	$10,499
1/31/2018	$10,930	$10,564	$10,556
2/28/2018	$10,843	$10,464	$10,604
3/31/2018	$10,885	$10,531	$10,628
4/30/2018	$10,827	$10,452	$10,670
5/31/2018	$10,883	$10,527	$10,715
6/30/2018	$10,862	$10,514	$10,732
7/31/2018	$10,874	$10,516	$10,733
8/31/2018	$10,951	$10,584	$10,738
9/30/2018	$10,896	$10,516	$10,751
10/31/2018	$10,811	$10,433	$10,770
11/30/2018	$10,830	$10,495	$10,734
12/31/2018	$10,960	$10,688	$10,699
1/31/2019	$11,105	$10,801	$10,720
2/28/2019	$11,128	$10,795	$10,765
3/31/2019	$11,344	$11,002	$10,826
4/30/2019	$11,361	$11,005	$10,883
5/31/2019	$11,560	$11,201	$10,906
6/30/2019	$11,692	$11,341	$10,908
7/31/2019	$11,728	$11,366	$10,927
8/31/2019	$12,004	$11,661	$10,926
9/30/2019	$11,946	$11,599	$10,935
10/31/2019	$11,972	$11,634	$10,960
11/30/2019	$11,978	$11,628	$10,954
12/31/2019	$11,966	$11,620	$10,944
1/31/2020	$12,210	$11,843	$10,986
2/29/2020	$12,406	$12,056	$11,017
3/31/2020	$11,637	$11,985	$10,993
4/30/2020	$12,026	$12,198	$10,919
5/31/2020	$12,191	$12,255	$10,919
6/30/2020	$12,390	$12,332	$10,979
7/31/2020	$12,633	$12,517	$11,034
8/31/2020	$12,580	$12,416	$11,069
9/30/2020	$12,584	$12,409	$11,085
10/31/2020	$12,535	$12,353	$11,089
11/30/2020	$12,748	$12,475	$11,083
12/31/2020	$12,821	$12,492	$11,093
1/31/2021	$12,774	$12,402	$11,140
2/28/2021	$12,615	$12,223	$11,201
3/31/2021	$12,506	$12,071	$11,281
4/30/2021	$12,620	$12,166	$11,373
5/31/2021	$12,677	$12,206	$11,465
6/30/2021	$12,790	$12,291	$11,571
7/31/2021	$12,923	$12,429	$11,626
8/31/2021	$12,905	$12,405	$11,651
9/30/2021	$12,800	$12,298	$11,682
10/31/2021	$12,796	$12,294	$11,779
11/30/2021	$12,831	$12,331	$11,837
12/31/2021	$12,785	$12,299	$11,873
1/31/2022	$12,549	$12,034	$11,974
2/28/2022	$12,394	$11,900	$12,083
3/31/2022	$12,081	$11,569	$12,244
4/30/2022	$11,705	$11,130	$12,313
5/31/2022	$11,688	$11,202	$12,448
6/30/2022	$11,511	$11,026	$12,619
7/31/2022	$11,697	$11,296	$12,618
8/31/2022	$11,374	$10,977	$12,613
9/30/2022	$10,817	$10,502	$12,640
10/31/2022	$10,636	$10,366	$12,692
11/30/2022	$11,010	$10,748	$12,679
12/31/2022	$11,003	$10,699	$12,640
1/31/2023	$11,360	$11,028	$12,741
2/28/2023	$11,063	$10,743	$12,812
3/31/2023	$11,375	$11,016	$12,855
4/30/2023	$11,433	$11,083	$12,919
5/31/2023	$11,300	$10,962	$12,952
6/30/2023	$11,245	$10,923	$12,994
7/31/2023	$11,245	$10,915	$13,019
8/31/2023	$11,169	$10,846	$13,076
9/30/2023	$10,855	$10,570	$13,108
10/31/2023	$10,641	$10,403	$13,103
11/30/2023	$11,164	$10,874	$13,077
12/31/2023	$11,662	$11,291	$13,064
1/31/2024	$11,649	$11,260	$13,135
2/29/2024	$11,444	$11,100	$13,216
3/31/2024	$11,559	$11,203	$13,301
4/30/2024	$11,203	$10,920	$13,353
5/31/2024	$11,404	$11,105	$13,375
6/30/2024	$11,577	$11,210	$13,380
7/31/2024	$11,824	$11,472	$13,396
8/31/2024	$12,058	$11,637	$13,407
9/30/2024	$12,225	$11,793	$13,428
10/31/2024	$11,868	$11,500	$13,443
11/30/2024	$12,002	$11,622	$13,436
12/31/2024	$11,777	$11,432	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 1	0.99%	(0.32%)	1.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$424,844,492
# of Portfolio Holdings	574
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$1,748,462

SFT Core Bond Fund

Class 1

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, 11/30/29	13.1%
U.S. Treasury Notes, 4.250%, 11/15/34	5.2%
U.S. Treasury Notes, 4.250%, 11/30/26	4.9%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.9%
U.S. Treasury Bonds, 4.625%, 11/15/44	3.6%
U.S. Treasury Notes, 4.000%, 12/15/27	3.4%
Federal National Mortgage Association, 2.000%, 11/01/51	2.2%
Uniform Mortgage-Backed Security, TBA, 3.500%, 01/14/55	1.8%
U.S. Treasury Notes, 4.250%, 12/31/26	1.5%
Uniform Mortgage-Backed Security, TBA, 2.500%, 01/15/55	1.4%
Total	41.0%

Sector Diversification (% of net assets)

U.S. Treasury	37.6%
Corporate Obligations	14.6%
Other Mortgage-Backed Securities	11.5%
Federal National Mortgage Securities	11.3%
Federal Home Loan Mortgage Corporation	10.0%
Asset-Backed Securities	8.4%
Government National Mortgage Association	6.2%
Investment Companies	2.5%
Uniform Mortgage-Backed Security D	1.8%
Other	9.9%
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Core Bond Fund

Class 1

Annual Shareholder Report

SFT Core Bond Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Core Bond Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$78	0.78%

How did the Fund perform last year and what affected its performance?

The main drag on relative performance in 2024 was the Fund’s above-Bloomberg US Aggregate Bond Index duration throughout the year, which was extended alongside the rise in US Treasury rates given our belief that current US Treasury rates remain restrictive and exceed equilibrium conditions. Mitigating the duration drag was an overweight to front-end maturities as the yield curve steepened out (and longer maturities lagged) over the year.

From an allocation perspective, relative returns were dampened by an ongoing underweight to a corporate credit sector that continued to trade inordinately rich in the TCW team’s view. While this underweight acted as a headwind, firm pricing provided opportunities to reduce corporate credit and optimize existing holdings, leading to issue selection benefits within industries like cable-satellite, airlines, and non-cyclicals that outperformed the broader Bloomberg US Aggregate Bond Index. Countering the corporate underweight was an overweight across securitized sectors, with agency MBS constituting the largest position. The Fund’s overweight position to agency MBS was beneficial for the year as yield premiums fell and buying returned from banks and overseas investors. Yield premiums also fell across non-agency MBS to benefit the Fund’s performance in the period while also contributing attractive income. Meanwhile, with CMBS and ABS among the best performing securitized sectors, the Fund’s overweight positions to each benefitted relative returns, while additional contributions came from issue selection, led by single asset single borrower (SASB) CMBS deals and CLOs within ABS – both of which helped the Fund carry an overall yield advantage relative the Bloomberg US Aggregate Bond Index.

SFT Core Bond Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	Class 2	Bloomberg U.S. Aggregate Bond Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,234	$10,210	$9,953
2/28/2015	$10,156	$10,114	$9,996
3/31/2015	$10,200	$10,161	$10,056
4/30/2015	$10,180	$10,124	$10,076
5/31/2015	$10,167	$10,100	$10,128
6/30/2015	$10,054	$9,990	$10,163
7/31/2015	$10,097	$10,059	$10,164
8/31/2015	$10,055	$10,045	$10,149
9/30/2015	$10,103	$10,113	$10,134
10/31/2015	$10,095	$10,114	$10,129
11/30/2015	$10,061	$10,088	$10,108
12/31/2015	$10,016	$10,055	$10,073
1/31/2016	$10,130	$10,193	$10,090
2/29/2016	$10,175	$10,266	$10,098
3/31/2016	$10,278	$10,360	$10,141
4/30/2016	$10,345	$10,400	$10,190
5/31/2016	$10,380	$10,402	$10,231
6/30/2016	$10,550	$10,589	$10,265
7/31/2016	$10,658	$10,656	$10,249
8/31/2016	$10,692	$10,644	$10,257
9/30/2016	$10,692	$10,638	$10,282
10/31/2016	$10,640	$10,556	$10,295
11/30/2016	$10,416	$10,307	$10,279
12/31/2016	$10,453	$10,321	$10,282
1/31/2017	$10,497	$10,341	$10,342
2/28/2017	$10,591	$10,411	$10,374
3/31/2017	$10,592	$10,405	$10,383
4/30/2017	$10,678	$10,486	$10,414
5/31/2017	$10,768	$10,566	$10,422
6/30/2017	$10,769	$10,556	$10,432
7/31/2017	$10,827	$10,601	$10,425
8/31/2017	$10,917	$10,696	$10,456
9/30/2017	$10,878	$10,645	$10,511
10/31/2017	$10,904	$10,652	$10,505
11/30/2017	$10,891	$10,638	$10,505
12/31/2017	$10,943	$10,687	$10,499
1/31/2018	$10,846	$10,564	$10,556
2/28/2018	$10,758	$10,464	$10,604
3/31/2018	$10,797	$10,531	$10,628
4/30/2018	$10,737	$10,452	$10,670
5/31/2018	$10,790	$10,527	$10,715
6/30/2018	$10,767	$10,514	$10,732
7/31/2018	$10,777	$10,516	$10,733
8/31/2018	$10,851	$10,584	$10,738
9/30/2018	$10,795	$10,516	$10,751
10/31/2018	$10,708	$10,433	$10,770
11/30/2018	$10,725	$10,495	$10,734
12/31/2018	$10,851	$10,688	$10,699
1/31/2019	$10,993	$10,801	$10,720
2/28/2019	$11,013	$10,795	$10,765
3/31/2019	$11,224	$11,002	$10,826
4/30/2019	$11,239	$11,005	$10,883
5/31/2019	$11,433	$11,201	$10,906
6/30/2019	$11,561	$11,341	$10,908
7/31/2019	$11,595	$11,366	$10,927
8/31/2019	$11,865	$11,661	$10,926
9/30/2019	$11,805	$11,599	$10,935
10/31/2019	$11,829	$11,634	$10,960
11/30/2019	$11,832	$11,628	$10,954
12/31/2019	$11,817	$11,620	$10,944
1/31/2020	$12,056	$11,843	$10,986
2/29/2020	$12,247	$12,056	$11,017
3/31/2020	$11,485	$11,985	$10,993
4/30/2020	$11,867	$12,198	$10,919
5/31/2020	$12,027	$12,255	$10,919
6/30/2020	$12,221	$12,332	$10,979
7/31/2020	$12,458	$12,517	$11,034
8/31/2020	$12,403	$12,416	$11,069
9/30/2020	$12,405	$12,409	$11,085
10/31/2020	$12,354	$12,353	$11,089
11/30/2020	$12,561	$12,475	$11,083
12/31/2020	$12,631	$12,492	$11,093
1/31/2021	$12,582	$12,402	$11,140
2/28/2021	$12,422	$12,223	$11,201
3/31/2021	$12,312	$12,071	$11,281
4/30/2021	$12,422	$12,166	$11,373
5/31/2021	$12,475	$12,206	$11,465
6/30/2021	$12,584	$12,291	$11,571
7/31/2021	$12,713	$12,429	$11,626
8/31/2021	$12,692	$12,405	$11,651
9/30/2021	$12,586	$12,298	$11,682
10/31/2021	$12,579	$12,294	$11,779
11/30/2021	$12,611	$12,331	$11,837
12/31/2021	$12,563	$12,299	$11,873
1/31/2022	$12,329	$12,034	$11,974
2/28/2022	$12,174	$11,900	$12,083
3/31/2022	$11,864	$11,569	$12,244
4/30/2022	$11,493	$11,130	$12,313
5/31/2022	$11,473	$11,202	$12,448
6/30/2022	$11,297	$11,026	$12,619
7/31/2022	$11,478	$11,296	$12,618
8/31/2022	$11,158	$10,977	$12,613
9/30/2022	$10,610	$10,502	$12,640
10/31/2022	$10,428	$10,366	$12,692
11/30/2022	$10,792	$10,748	$12,679
12/31/2022	$10,783	$10,699	$12,640
1/31/2023	$11,131	$11,028	$12,741
2/28/2023	$10,837	$10,743	$12,812
3/31/2023	$11,141	$11,016	$12,855
4/30/2023	$11,195	$11,083	$12,919
5/31/2023	$11,063	$10,962	$12,952
6/30/2023	$11,007	$10,923	$12,994
7/31/2023	$11,004	$10,915	$13,019
8/31/2023	$10,928	$10,846	$13,076
9/30/2023	$10,618	$10,570	$13,108
10/31/2023	$10,407	$10,403	$13,103
11/30/2023	$10,916	$10,874	$13,077
12/31/2023	$11,400	$11,291	$13,064
1/31/2024	$11,385	$11,260	$13,135
2/29/2024	$11,182	$11,100	$13,216
3/31/2024	$11,293	$11,203	$13,301
4/30/2024	$10,943	$10,920	$13,353
5/31/2024	$11,136	$11,105	$13,375
6/30/2024	$11,304	$11,210	$13,380
7/31/2024	$11,542	$11,472	$13,396
8/31/2024	$11,768	$11,637	$13,407
9/30/2024	$11,928	$11,793	$13,428
10/31/2024	$11,577	$11,500	$13,443
11/30/2024	$11,706	$11,622	$13,436
12/31/2024	$11,484	$11,432	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 2	0.73%	(0.57%)	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$424,844,492
# of Portfolio Holdings	574
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$1,748,462

SFT Core Bond Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 4.125%, 11/30/29	13.1%
U.S. Treasury Notes, 4.250%, 11/15/34	5.2%
U.S. Treasury Notes, 4.250%, 11/30/26	4.9%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.9%
U.S. Treasury Bonds, 4.625%, 11/15/44	3.6%
U.S. Treasury Notes, 4.000%, 12/15/27	3.4%
Federal National Mortgage Association, 2.000%, 11/01/51	2.2%
Uniform Mortgage-Backed Security, TBA, 3.500%, 01/14/55	1.8%
U.S. Treasury Notes, 4.250%, 12/31/26	1.5%
Uniform Mortgage-Backed Security, TBA, 2.500%, 01/15/55	1.4%
Total	41.0%

Sector Diversification (% of net assets)

U.S. Treasury	37.6%
Corporate Obligations	14.6%
Other Mortgage-Backed Securities	11.5%
Federal National Mortgage Securities	11.3%
Federal Home Loan Mortgage Corporation	10.0%
Asset-Backed Securities	8.4%
Government National Mortgage Association	6.2%
Investment Companies	2.5%
Uniform Mortgage-Backed Security D	1.8%
Other	9.9%
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Core Bond Fund

Class 2

Annual Shareholder Report

SFT Macquarie Growth Fund (formerly, the SFT Delaware Ivy℠ Growth Fund)

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Macquarie Growth Fund (formerly, the SFT Delaware Ivy℠ Growth Fund) for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Growth Fund (Class 2)	$106	0.95%

How did the Fund perform last year and what affected its performance?

The Russell 1000 Growth Index continued to make record highs throughout the year and concentration among the top market capitalization companies reached unprecedented levels. To end the year, the top 10 stocks in the Russell 1000 Growth Index accounted for 78.5% of its returns, highlighting the market’s narrow focus on just a few dominant investment themes. The artificial intelligence (AI) boom along with the proliferation of glucagon-like peptide-1 (GLP-1) stocks led returns.

For the fiscal year 2024, the Fund posted positive absolute returns but underperformed its benchmark, the Russell 1000 Growth Index. Our quality-focused investment approach struggled in a market where only 20% of stocks outperformed the benchmark, many lacking classic quality traits.

Sector-wise, stock selection in communication services, information technology, and financials were the largest detractors to the Fund’s performance, while an underweight in consumer staples helped the Fund’s performance. The Fund’s lower beta exposure relative to its benchmark was a major headwind. Increasing beta, would have required the Fund to increase exposure to certain AI themed companies, which we believe offers limited long-term returns.

Key individual stock detractors to the Fund’s performance included CoStar Group Inc., not owning Broadcom Inc., and the Fund’s position in VeriSign Inc. CoStar faced concerns over its new business vertical, Homes.com, which has not yet demonstrated evidence it will generate returns on the company’s large investment. However, we believe the core business remains strong. Broadcom historically didn't fit our quality criteria. VeriSign, despite its monopoly status, saw declines due to weak demand for internet domain registrations, particularly from China.

Conversely, our position in Motorola Solutions Inc., and not owning Merck & Co. Inc. or Advanced Micro Devices Inc., contributed positively to the Fund’s performance. Motorola's strong presence in the first-responder market and its expansion into cloud-based video supported its performance. We slightly reduced our stake in Motorola due to valuation concerns.

SFT Macquarie Growth Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	SFT Macquarie Growth Fund	Russell 1000® Growth Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,038	$9,847	$9,953
2/28/2015	$10,654	$10,503	$9,996
3/31/2015	$10,499	$10,384	$10,056
4/30/2015	$10,344	$10,436	$10,076
5/31/2015	$10,520	$10,583	$10,128
6/30/2015	$10,515	$10,396	$10,163
7/31/2015	$10,873	$10,749	$10,164
8/31/2015	$10,167	$10,096	$10,149
9/30/2015	$9,917	$9,846	$10,134
10/31/2015	$10,821	$10,694	$10,129
11/30/2015	$10,846	$10,724	$10,108
12/31/2015	$10,674	$10,567	$10,073
1/31/2016	$9,966	$9,977	$10,090
2/29/2016	$9,709	$9,973	$10,098
3/31/2016	$10,294	$10,645	$10,141
4/30/2016	$10,256	$10,548	$10,190
5/31/2016	$10,457	$10,753	$10,231
6/30/2016	$10,236	$10,711	$10,265
7/31/2016	$10,840	$11,216	$10,249
8/31/2016	$10,828	$11,160	$10,257
9/30/2016	$10,939	$11,201	$10,282
10/31/2016	$10,617	$10,938	$10,295
11/30/2016	$10,752	$11,176	$10,279
12/31/2016	$10,771	$11,314	$10,282
1/31/2017	$11,200	$11,696	$10,342
2/28/2017	$11,600	$12,182	$10,374
3/31/2017	$11,727	$12,322	$10,383
4/30/2017	$11,989	$12,604	$10,414
5/31/2017	$12,359	$12,932	$10,422
6/30/2017	$12,186	$12,898	$10,432
7/31/2017	$12,644	$13,241	$10,425
8/31/2017	$12,926	$13,483	$10,456
9/30/2017	$13,116	$13,659	$10,511
10/31/2017	$13,604	$14,188	$10,505
11/30/2017	$13,820	$14,619	$10,505
12/31/2017	$13,918	$14,733	$10,499
1/31/2018	$15,088	$15,776	$10,556
2/28/2018	$14,871	$15,363	$10,604
3/31/2018	$14,494	$14,941	$10,628
4/30/2018	$14,570	$14,994	$10,670
5/31/2018	$15,263	$15,651	$10,715
6/30/2018	$15,353	$15,801	$10,732
7/31/2018	$15,678	$16,265	$10,733
8/31/2018	$16,449	$17,155	$10,738
9/30/2018	$16,661	$17,251	$10,751
10/31/2018	$15,195	$15,708	$10,770
11/30/2018	$15,439	$15,875	$10,734
12/31/2018	$14,225	$14,510	$10,699
1/31/2019	$15,349	$15,814	$10,720
2/28/2019	$16,055	$16,380	$10,765
3/31/2019	$16,488	$16,846	$10,826
4/30/2019	$17,209	$17,607	$10,883
5/31/2019	$16,501	$16,495	$10,906
6/30/2019	$17,622	$17,628	$10,908
7/31/2019	$17,943	$18,026	$10,927
8/31/2019	$17,998	$17,888	$10,926
9/30/2019	$17,956	$17,890	$10,935
10/31/2019	$18,188	$18,394	$10,960
11/30/2019	$18,872	$19,210	$10,954
12/31/2019	$19,415	$19,790	$10,944
1/31/2020	$19,917	$20,232	$10,986
2/29/2020	$18,637	$18,854	$11,017
3/31/2020	$16,882	$17,000	$10,993
4/30/2020	$19,078	$19,515	$10,919
5/31/2020	$20,434	$20,825	$10,919
6/30/2020	$21,147	$21,732	$10,979
7/31/2020	$22,505	$23,404	$11,034
8/31/2020	$24,623	$25,819	$11,069
9/30/2020	$23,430	$24,604	$11,085
10/31/2020	$22,511	$23,769	$11,089
11/30/2020	$24,464	$26,203	$11,083
12/31/2020	$25,375	$27,408	$11,093
1/31/2021	$24,692	$27,205	$11,140
2/28/2021	$25,045	$27,199	$11,201
3/31/2021	$25,754	$27,666	$11,281
4/30/2021	$27,703	$29,548	$11,373
5/31/2021	$27,691	$29,140	$11,465
6/30/2021	$29,204	$30,968	$11,571
7/31/2021	$30,216	$31,988	$11,626
8/31/2021	$31,428	$33,184	$11,651
9/30/2021	$29,567	$31,326	$11,682
10/31/2021	$31,935	$34,039	$11,779
11/30/2021	$31,923	$34,247	$11,837
12/31/2021	$33,060	$34,971	$11,873
1/31/2022	$30,413	$31,970	$11,974
2/28/2022	$28,809	$30,612	$12,083
3/31/2022	$30,019	$31,809	$12,244
4/30/2022	$26,421	$27,968	$12,313
5/31/2022	$25,950	$27,318	$12,448
6/30/2022	$24,125	$25,154	$12,619
7/31/2022	$26,985	$28,173	$12,618
8/31/2022	$25,543	$26,861	$12,613
9/30/2022	$22,933	$24,249	$12,640
10/31/2022	$24,455	$25,667	$12,692
11/30/2022	$25,647	$26,836	$12,679
12/31/2022	$24,082	$24,782	$12,640
1/31/2023	$26,103	$26,847	$12,741
2/28/2023	$25,141	$26,528	$12,812
3/31/2023	$27,175	$28,342	$12,855
4/30/2023	$28,063	$28,621	$12,919
5/31/2023	$28,942	$29,926	$12,952
6/30/2023	$30,654	$31,972	$12,994
7/31/2023	$31,239	$33,050	$13,019
8/31/2023	$31,097	$32,753	$13,076
9/30/2023	$29,331	$30,972	$13,108
10/31/2023	$28,986	$30,531	$13,103
11/30/2023	$32,207	$33,859	$13,077
12/31/2023	$33,224	$35,358	$13,064
1/31/2024	$34,031	$36,240	$13,135
2/29/2024	$35,789	$38,713	$13,216
3/31/2024	$36,452	$39,394	$13,301
4/30/2024	$34,681	$37,723	$13,353
5/31/2024	$36,374	$39,981	$13,375
6/30/2024	$38,385	$42,677	$13,380
7/31/2024	$38,641	$41,951	$13,396
8/31/2024	$39,458	$42,825	$13,407
9/30/2024	$39,961	$44,038	$13,428
10/31/2024	$39,704	$43,893	$13,443
11/30/2024	$41,789	$46,740	$13,436
12/31/2024	$41,182	$47,152	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
SFT Macquarie Growth Fund	23.95%	16.23%	15.20%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$648,358,506
# of Portfolio Holdings	38
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,057,709

SFT Macquarie Growth Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	12.4%
NVIDIA Corp.	10.5%
Amazon.com, Inc.	7.5%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	6.8%
Visa, Inc., Class A	4.6%
UnitedHealth Group, Inc.	3.1%
Salesforce, Inc.	3.0%
Motorola Solutions, Inc.	3.0%
Intercontinental Exchange, Inc.	2.9%
Total	61.1%

Sector Diversification (% of net assets)

Information Technology	43.4%
Financial	12.2%
Consumer Discretionary	11.9%
Health Care	9.7%
Communication Services	9.2%
Industrials	7.7%
Real Estate	3.2%
Consumer Staples	2.1%
Investment Companies	0.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

Macquarie Asset Management, the asset management division of Macquarie Group Limited (collectively, “Macquarie”), has announced that the flagship product brands of each of its U.S. investment offerings would transition to a unified “Macquarie” brand on or before the December 31, 2024 (the “Macquarie Brand Transition”). The Macquarie Brand Transition includes each of the mutual funds offered by Macquarie within its Delaware Funds by the Macquarie fund family, which it has announced the intent to rebrand as the “Macquarie Funds” on December 31, 2024.

 At a meeting of the Board of Trustees (the “Board”) of the Trust held on October 31, 2024, the Board voted unanimously to approve changing the names of the Fund, effective as of December 31, 2024 (the “Effective Date”), to remain aligned with the new naming convention of the Macquarie Funds. Accordingly, as of the Effective Date the name of the Fund is changed, and each related reference to the Fund is hereby replaced in the Prospectus and SAI, as follows:

Current Name

SFT Delaware Ivy℠ Growth Fund

New Name

Effective December 31,2024

SFT Macquarie Growth Fund

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Macquarie Growth Fund

Class 2

Annual Shareholder Report

SFT Macquarie Small Cap Growth Fund (formerly, the SFT Delaware Ivy℠ Small Cap Growth Fund)

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Macquarie Small Cap Growth Fund (formerly, the SFT Delaware Ivy℠ Small Cap Growth Fund) for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Small Cap Growth Fund (Class 2)	$140	1.31%

How did the Fund perform last year and what affected its performance?

GDP estimates rose throughout 2024, and corporate sales and earnings growth exceeded earlier expectations, particularly for the mega-cap “Magnificent Seven” stocks in the S&P 500® Index. The yield curve shifted from inverted to positive, and credit spreads tightened, reflecting a healthy economy and profits, which eased default concerns. High yield spread movement supported a rally in small-cap stocks, although they underperformed mid- and large-cap growth stocks for the eighth consecutive year. Within small-caps, growth stocks outperformed value stocks, driven by speculative surges in bitcoin-related and quantum-computer-related companies, and infrastructure spending to support AI advancements.

For the fiscal year ended December 31, 2024, the Fund performed in line with its benchmark, the Russell 2000® Growth Index. The Fund saw strong performance in most sectors except for the IT and consumer staples sectors. Key contributors to the Fund’s performance included Abercrombie & Fitch Co., Modine Manufacturing Co., and Universal Technical Institute Inc. Healthcare sector gains were driven by companies like Insmed Inc. and Vericel Corp. The industrials sector benefited from strong domestic infrastructure spending, with Construction Partners Inc. making a sizable contribution. The financials sector was led by Houlihan Lokey Inc., Palomar Insurance Corp., and Western Alliance. Energy and communications sectors were boosted by Imax Corp. and Cactus Inc.

The IT sector underperformed despite significant investment in AI-related infrastructure. Companies like Lumentum Holdings Inc. and MACOM Technology Solutions Inc. benefited, but software stocks struggled. Cyber security stocks like CyberArk Software Inc. and Rubrik Inc. outperformed. The consumer staples sector's underperformance was mainly due to MGP Ingredients Inc., while BellRing Brands Inc. and Vital Farms Inc. were material winners.

The Fund is actively managed, with the primary goal of providing growth of capital. Notable changes in absolute positioning during the period included increased exposure to information technology and health care and a lower allocation to consumer discretionary.

SFT Macquarie Small Cap Growth Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	SFT Macquarie Small Cap Growth Fund	Russell 2000® Growth Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,644	$9,772	$9,953
2/28/2015	$10,356	$10,475	$9,996
3/31/2015	$10,485	$10,663	$10,056
4/30/2015	$10,215	$10,349	$10,076
5/31/2015	$10,477	$10,730	$10,128
6/30/2015	$10,890	$10,874	$10,163
7/31/2015	$11,065	$10,918	$10,164
8/31/2015	$10,451	$10,091	$10,149
9/30/2015	$9,878	$9,453	$10,134
10/31/2015	$10,241	$9,990	$10,129
11/30/2015	$10,083	$10,356	$10,108
12/31/2015	$9,634	$9,862	$10,073
1/31/2016	$9,005	$8,793	$10,090
2/29/2016	$9,051	$8,731	$10,098
3/31/2016	$9,884	$9,400	$10,141
4/30/2016	$10,153	$9,494	$10,190
5/31/2016	$10,217	$9,750	$10,231
6/30/2016	$10,621	$9,705	$10,265
7/31/2016	$11,089	$10,339	$10,249
8/31/2016	$11,296	$10,449	$10,257
9/30/2016	$11,371	$10,600	$10,282
10/31/2016	$10,753	$9,941	$10,295
11/30/2016	$11,716	$10,830	$10,279
12/31/2016	$11,666	$10,978	$10,282
1/31/2017	$11,967	$11,156	$10,342
2/28/2017	$12,435	$11,430	$10,374
3/31/2017	$12,586	$11,565	$10,383
4/30/2017	$12,758	$11,778	$10,414
5/31/2017	$12,893	$11,671	$10,422
6/30/2017	$13,325	$12,073	$10,432
7/31/2017	$13,286	$12,176	$10,425
8/31/2017	$13,154	$12,161	$10,456
9/30/2017	$13,842	$12,823	$10,511
10/31/2017	$14,033	$13,022	$10,505
11/30/2017	$14,535	$13,396	$10,505
12/31/2017	$14,618	$13,411	$10,499
1/31/2018	$15,220	$13,934	$10,556
2/28/2018	$15,125	$13,538	$10,604
3/31/2018	$15,293	$13,720	$10,628
4/30/2018	$15,373	$13,733	$10,670
5/31/2018	$16,258	$14,598	$10,715
6/30/2018	$16,405	$14,712	$10,732
7/31/2018	$16,293	$14,965	$10,733
8/31/2018	$17,889	$15,897	$10,738
9/30/2018	$17,577	$15,525	$10,751
10/31/2018	$15,656	$13,560	$10,770
11/30/2018	$16,011	$13,772	$10,734
12/31/2018	$14,043	$12,163	$10,699
1/31/2019	$15,924	$13,568	$10,720
2/28/2019	$16,726	$14,444	$10,765
3/31/2019	$16,529	$14,248	$10,826
4/30/2019	$17,215	$14,682	$10,883
5/31/2019	$16,380	$13,593	$10,906
6/30/2019	$17,447	$14,640	$10,908
7/31/2019	$17,607	$14,783	$10,927
8/31/2019	$16,594	$14,145	$10,926
9/30/2019	$16,084	$14,029	$10,935
10/31/2019	$16,190	$14,428	$10,960
11/30/2019	$17,260	$15,278	$10,954
12/31/2019	$17,365	$15,628	$10,944
1/31/2020	$17,773	$15,456	$10,986
2/29/2020	$16,621	$14,340	$11,017
3/31/2020	$13,648	$11,601	$10,993
4/30/2020	$15,621	$13,329	$10,919
5/31/2020	$16,980	$14,589	$10,919
6/30/2020	$17,280	$15,149	$10,979
7/31/2020	$18,488	$15,670	$11,034
8/31/2020	$19,304	$16,589	$11,069
9/30/2020	$18,819	$16,234	$11,085
10/31/2020	$19,069	$16,357	$11,089
11/30/2020	$21,432	$19,241	$11,083
12/31/2020	$23,662	$21,040	$11,093
1/31/2021	$24,322	$22,054	$11,140
2/28/2021	$25,275	$22,782	$11,201
3/31/2021	$24,796	$22,066	$11,281
4/30/2021	$26,051	$22,547	$11,373
5/31/2021	$25,341	$21,903	$11,465
6/30/2021	$26,183	$22,930	$11,571
7/31/2021	$26,284	$22,095	$11,626
8/31/2021	$26,530	$22,496	$11,651
9/30/2021	$25,360	$21,634	$11,682
10/31/2021	$26,137	$22,647	$11,779
11/30/2021	$24,171	$21,541	$11,837
12/31/2021	$24,745	$21,636	$11,873
1/31/2022	$22,046	$18,736	$11,974
2/28/2022	$22,285	$18,818	$12,083
3/31/2022	$22,844	$18,904	$12,244
4/30/2022	$20,268	$16,585	$12,313
5/31/2022	$19,606	$16,272	$12,448
6/30/2022	$18,061	$15,264	$12,619
7/31/2022	$19,936	$16,973	$12,618
8/31/2022	$19,516	$16,814	$12,613
9/30/2022	$17,965	$15,301	$12,640
10/31/2022	$19,717	$16,754	$12,692
11/30/2022	$19,554	$17,026	$12,679
12/31/2022	$18,095	$15,933	$12,640
1/31/2023	$19,755	$17,518	$12,741
2/28/2023	$19,920	$17,329	$12,812
3/31/2023	$19,554	$16,901	$12,855
4/30/2023	$19,110	$16,705	$12,919
5/31/2023	$18,576	$16,708	$12,952
6/30/2023	$20,277	$18,093	$12,994
7/31/2023	$21,194	$18,939	$13,019
8/31/2023	$20,175	$17,953	$13,076
9/30/2023	$19,061	$16,769	$13,108
10/31/2023	$17,311	$15,476	$13,103
11/30/2023	$18,947	$16,885	$13,077
12/31/2023	$20,408	$18,906	$13,064
1/31/2024	$20,457	$18,300	$13,135
2/29/2024	$22,345	$19,787	$13,216
3/31/2024	$22,817	$20,340	$13,301
4/30/2024	$21,283	$18,774	$13,353
5/31/2024	$21,858	$19,779	$13,375
6/30/2024	$22,111	$19,746	$13,380
7/31/2024	$23,282	$21,363	$13,396
8/31/2024	$23,483	$21,126	$13,407
9/30/2024	$23,152	$21,407	$13,428
10/31/2024	$22,394	$21,123	$13,443
11/30/2024	$24,991	$23,713	$13,436
12/31/2024	$23,290	$21,772	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
SFT Macquarie Small Cap Growth Fund	14.12%	6.05%	8.82%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$159,093,677
# of Portfolio Holdings	82
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$1,343,672

SFT Macquarie Small Cap Growth Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Vericel Corp.	2.7%
CyberArk Software Ltd.	2.3%
Integer Holdings Corp.	2.3%
Clean Harbors, Inc.	2.2%
ATI, Inc.	2.2%
IMAX Corp.	2.1%
Parsons Corp.	2.1%
OSI Systems, Inc.	2.1%
Descartes Systems Group, Inc.	2.1%
Construction Partners, Inc., Class A	2.0%
Total	22.1%

Sector Diversification (% of net assets)

Information Technology	26.7%
Health Care	22.7%
Industrials	21.0%
Consumer Discretionary	10.2%
Financial	7.5%
Investment Companies	3.2%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	2.1%
Other	1.3%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

Macquarie Asset Management, the asset management division of Macquarie Group Limited (collectively, “Macquarie”), has announced that the flagship product brands of each of its U.S. investment offerings would transition to a unified “Macquarie” brand on or before the December 31, 2024 (the “Macquarie Brand Transition”). The Macquarie Brand Transition includes each of the mutual funds offered by Macquarie within its Delaware Funds by the Macquarie fund family, which it has announced the intent to rebrand as the “Macquarie Funds” on December 31, 2024.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on October 31, 2024, the Board voted unanimously to approve changing the names of the Fund, effective as of December 31, 2024 (the “Effective Date”), to remain aligned with the new naming convention of the Macquarie Funds. Accordingly, as of the Effective Date the name of the Fund is changed, and each related reference to the Funds is hereby replaced in the Prospectus and SAI, as follows:

Current Name

SFT Delaware Ivy℠ Small Cap Growth Fund

New Name

Effective December 31,2024

SFT Macquarie Small Cap Growth Fund

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Macquarie Small Cap Growth Fund

Class 2

Annual Shareholder Report

SFT Equity Stabilization Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Equity Stabilization Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$94	0.90%

How did the Fund perform last year and what affected its performance?

United States (US) equity markets rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 reaching a new record high during the year. This was driven by the so-called “Magnificent Seven” technology names. Amid concerns about slowing economic activity and the cooling labor market, the U.S. Federal Reserve (Fed) began easing monetary policy in September delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice and indicated a slower pace of cuts in 2025.

The ETFs the Fund utilizes to gain exposure to both the domestic and international equity markets, outperformed the corresponding domestic and international equity indexes within the Fund’s Blended Benchmark Index for the calendar year 2024. The top contributing ETFs within the Fund were the iShares MSCI USA Min Vol Factor ETF and iShares Core High Dividend ETF.  The largest detractor from performance was the iShares MSCI EAFE Min Vol Factor ETF.

SFT Equity Stabilization Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	SFT Equity Stabilization Fund	SP500LV / BMI Low Volatility / BUS 3mth Treasury	Consumer Price Index
11/18/2015	$10,000	$10,000	$10,000
11/30/2015	$10,040	$10,048	$9,979
12/31/2015	$10,064	$10,020	$9,945
1/31/2016	$10,091	$9,829	$9,961
2/29/2016	$10,094	$9,923	$9,969
3/31/2016	$10,359	$10,433	$10,012
4/30/2016	$10,374	$10,423	$10,060
5/31/2016	$10,431	$10,516	$10,101
6/30/2016	$10,589	$10,867	$10,135
7/31/2016	$10,768	$10,978	$10,118
8/31/2016	$10,637	$10,831	$10,127
9/30/2016	$10,661	$10,785	$10,151
10/31/2016	$10,350	$10,558	$10,164
11/30/2016	$10,285	$10,541	$10,148
12/31/2016	$10,483	$10,737	$10,151
1/31/2017	$10,617	$10,860	$10,210
2/28/2017	$10,916	$11,198	$10,242
3/31/2017	$11,017	$11,247	$10,251
4/30/2017	$11,105	$11,365	$10,281
5/31/2017	$11,387	$11,628	$10,290
6/30/2017	$11,355	$11,618	$10,299
7/31/2017	$11,547	$11,777	$10,292
8/31/2017	$11,594	$11,846	$10,323
9/30/2017	$11,705	$11,924	$10,378
10/31/2017	$11,830	$12,080	$10,371
11/30/2017	$12,082	$12,400	$10,371
12/31/2017	$12,195	$12,347	$10,365
1/31/2018	$12,607	$12,639	$10,422
2/28/2018	$11,974	$12,204	$10,469
3/31/2018	$11,931	$12,257	$10,492
4/30/2018	$11,936	$12,259	$10,534
5/31/2018	$11,943	$12,288	$10,578
6/30/2018	$11,963	$12,375	$10,595
7/31/2018	$12,325	$12,698	$10,596
8/31/2018	$12,444	$12,821	$10,602
9/30/2018	$12,555	$12,798	$10,614
10/31/2018	$11,953	$12,449	$10,633
11/30/2018	$12,216	$12,866	$10,597
12/31/2018	$11,594	$12,238	$10,563
1/31/2019	$11,944	$12,899	$10,583
2/28/2019	$12,240	$13,269	$10,628
3/31/2019	$12,436	$13,499	$10,688
4/30/2019	$12,663	$13,715	$10,745
5/31/2019	$12,241	$13,631	$10,767
6/30/2019	$12,843	$14,067	$10,769
7/31/2019	$12,829	$14,147	$10,788
8/31/2019	$12,804	$14,356	$10,787
9/30/2019	$12,992	$14,620	$10,795
10/31/2019	$13,137	$14,636	$10,820
11/30/2019	$13,251	$14,649	$10,814
12/31/2019	$13,527	$14,850	$10,804
1/31/2020	$13,442	$15,138	$10,846
2/29/2020	$12,690	$14,045	$10,876
3/31/2020	$12,245	$12,503	$10,853
4/30/2020	$12,142	$13,081	$10,780
5/31/2020	$12,226	$13,167	$10,780
6/30/2020	$11,997	$13,156	$10,839
7/31/2020	$12,094	$13,743	$10,894
8/31/2020	$12,434	$14,112	$10,928
9/30/2020	$12,194	$13,940	$10,943
10/31/2020	$11,862	$13,599	$10,948
11/30/2020	$12,491	$14,306	$10,941
12/31/2020	$12,804	$14,560	$10,951
1/31/2021	$12,578	$14,387	$10,998
2/28/2021	$12,618	$14,259	$11,058
3/31/2021	$13,114	$14,956	$11,137
4/30/2021	$13,396	$15,346	$11,228
5/31/2021	$13,623	$15,512	$11,319
6/30/2021	$13,701	$15,518	$11,424
7/31/2021	$13,936	$15,942	$11,478
8/31/2021	$14,151	$16,149	$11,502
9/30/2021	$13,593	$15,571	$11,533
10/31/2021	$14,073	$16,101	$11,629
11/30/2021	$13,710	$15,872	$11,686
12/31/2021	$14,363	$16,960	$11,722
1/31/2022	$13,847	$16,401	$11,821
2/28/2022	$13,591	$16,154	$11,929
3/31/2022	$13,714	$16,759	$12,088
4/30/2022	$13,216	$16,418	$12,156
5/31/2022	$13,290	$16,342	$12,290
6/30/2022	$12,921	$15,717	$12,458
7/31/2022	$13,218	$16,234	$12,457
8/31/2022	$12,712	$15,942	$12,452
9/30/2022	$12,013	$14,865	$12,479
10/31/2022	$12,485	$15,521	$12,530
11/30/2022	$13,224	$16,308	$12,517
12/31/2022	$12,969	$16,180	$12,479
1/31/2023	$13,295	$16,326	$12,579
2/28/2023	$12,843	$15,918	$12,649
3/31/2023	$13,219	$16,147	$12,691
4/30/2023	$13,476	$16,524	$12,755
5/31/2023	$13,019	$15,900	$12,787
6/30/2023	$13,484	$16,361	$12,828
7/31/2023	$13,784	$16,541	$12,853
8/31/2023	$13,528	$16,175	$12,909
9/30/2023	$13,089	$15,736	$12,941
10/31/2023	$12,857	$15,634	$12,936
11/30/2023	$13,545	$16,340	$12,910
12/31/2023	$13,984	$16,746	$12,897
1/31/2024	$14,075	$16,852	$12,968
2/29/2024	$14,348	$17,000	$13,048
3/31/2024	$14,759	$17,395	$13,132
4/30/2024	$14,304	$17,001	$13,183
5/31/2024	$14,726	$17,347	$13,205
6/30/2024	$14,825	$17,301	$13,210
7/31/2024	$15,403	$17,966	$13,225
8/31/2024	$15,887	$18,726	$13,236
9/30/2024	$16,006	$18,941	$13,257
10/31/2024	$15,682	$18,651	$13,272
11/30/2024	$16,080	$19,317	$13,265
12/31/2024	$15,366	$18,462	$13,270

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 11/18/15
SFT Equity Stabilization Fund	9.89%	2.58%	4.82%
SP500LV / BMI Low Volatility / BUS 3mth TreasuryFootnote Reference*	10.24%	4.45%	6.95%
Consumer Price Index	2.89%	4.20%	3.15%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Footnote	Description
Footnote*	The Blended Benchmark Index is comprised of 60% of the S&P 500® Low Volatility Index, 20% S&P 500® BMI International Developed Low Volatility Index and 20% Bloomberg U.S. 3-Month Treasury Bellwether Index.

Key Fund Statistics

Total Net Assets	$279,607,180
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,678,932

SFT Equity Stabilization Fund

Class 2

What did the Fund invest in?

Top Largest Holdings (% of Net Assets)

iShares MSCI USA Min Vol Factor ETF	33.6%
iShares MSCI EAFE Min Vol Factor ETF	20.3%
iShares Core High Dividend ETF	18.5%
iShares Short Duration Bond Active ETF	5.8%
iShares MSCI Emerging Markets Min Vol Factor ETF	5.0%
iShares MSCI Germany ETF	3.1%
CBOE Volatility Index, 20.000%, 02/19/25	0.1%
S&P 500 Index, 5635.000%, 01/31/25	0.0%
Total	86.4%

Sector Diversification (% of net assets)

Investment Companies	97.3%
Purchased Options	0.1%
Other Assets and Liabilities, Net	2.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Equity Stabilization Fund

Class 2

Annual Shareholder Report

SFT Government Money Market Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Government Money Market Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$69	0.67%

How did the Fund perform last year and what affected its performance?

After holding rates steady for much of the 2024 calendar year, the Federal Reserve (the “Fed”) began cutting rates for the last three consecutive Federal Open Market Committee (“FOMC”) meetings for a total of 100 basis points. The Fed Funds Upper Bound moved from 5.50% at the start of the year to 4.50% at the end of the year. The front end of U.S. Treasury curve was inverted 64 basis points at the start of the year, continuing a pattern that was set in late 2022. By the end of 2024, that inversion was only 13 basis points while the rest of the curve also normalized.

The inverted yield curve gave no advantage to move out to longer dated instruments and the Fund was able to take advantage of the yields on the short end as well as pick up incremental yield in Agency Discount Notes.  After the December FOMC meeting, the markets adjusted the rate cut expectations in 2025 from four to just two.  As yields continue to move upward sloping on the front end of the yield curve, the Fund is positioned to take on duration.

SFT Government Money Market Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	SFT Government Money Market Fund	Bloomberg U.S. 3 Month Treasury Bellwether Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,000	$10,001
2/28/2015	$10,000	$10,001
3/31/2015	$10,000	$10,000
4/30/2015	$10,000	$10,001
5/31/2015	$10,000	$10,001
6/30/2015	$10,000	$10,001
7/31/2015	$10,000	$10,001
8/31/2015	$10,000	$10,002
9/30/2015	$10,000	$10,004
10/31/2015	$10,000	$10,003
11/30/2015	$10,000	$10,004
12/31/2015	$10,000	$10,007
1/31/2016	$10,000	$10,006
2/29/2016	$10,000	$10,010
3/31/2016	$10,000	$10,015
4/30/2016	$10,000	$10,017
5/31/2016	$10,000	$10,018
6/30/2016	$10,000	$10,023
7/31/2016	$10,000	$10,025
8/31/2016	$10,000	$10,027
9/30/2016	$10,000	$10,033
10/31/2016	$10,000	$10,036
11/30/2016	$10,000	$10,037
12/31/2016	$10,000	$10,042
1/31/2017	$10,000	$10,046
2/28/2017	$10,000	$10,051
3/31/2017	$10,000	$10,052
4/30/2017	$10,000	$10,059
5/31/2017	$10,000	$10,064
6/30/2017	$10,000	$10,073
7/31/2017	$10,001	$10,082
8/31/2017	$10,002	$10,092
9/30/2017	$10,004	$10,100
10/31/2017	$10,005	$10,109
11/30/2017	$10,009	$10,118
12/31/2017	$10,013	$10,129
1/31/2018	$10,018	$10,142
2/28/2018	$10,024	$10,151
3/31/2018	$10,031	$10,165
4/30/2018	$10,040	$10,179
5/31/2018	$10,049	$10,195
6/30/2018	$10,059	$10,211
7/31/2018	$10,069	$10,228
8/31/2018	$10,080	$10,244
9/30/2018	$10,091	$10,261
10/31/2018	$10,104	$10,280
11/30/2018	$10,117	$10,300
12/31/2018	$10,131	$10,320
1/31/2019	$10,146	$10,342
2/28/2019	$10,160	$10,360
3/31/2019	$10,174	$10,382
4/30/2019	$10,188	$10,402
5/31/2019	$10,203	$10,425
6/30/2019	$10,218	$10,449
7/31/2019	$10,232	$10,469
8/31/2019	$10,245	$10,489
9/30/2019	$10,257	$10,509
10/31/2019	$10,267	$10,530
11/30/2019	$10,275	$10,542
12/31/2019	$10,283	$10,558
1/31/2020	$10,291	$10,571
2/29/2020	$10,299	$10,588
3/31/2020	$10,304	$10,619
4/30/2020	$10,304	$10,620
5/31/2020	$10,304	$10,620
6/30/2020	$10,304	$10,621
7/31/2020	$10,304	$10,624
8/31/2020	$10,304	$10,624
9/30/2020	$10,304	$10,625
10/31/2020	$10,304	$10,626
11/30/2020	$10,304	$10,627
12/31/2020	$10,304	$10,629
1/31/2021	$10,304	$10,630
2/28/2021	$10,304	$10,631
3/31/2021	$10,304	$10,631
4/30/2021	$10,304	$10,632
5/31/2021	$10,304	$10,632
6/30/2021	$10,304	$10,631
7/31/2021	$10,304	$10,632
8/31/2021	$10,304	$10,632
9/30/2021	$10,304	$10,632
10/31/2021	$10,304	$10,632
11/30/2021	$10,304	$10,633
12/31/2021	$10,304	$10,633
1/31/2022	$10,304	$10,633
2/28/2022	$10,304	$10,634
3/31/2022	$10,304	$10,638
4/30/2022	$10,304	$10,639
5/31/2022	$10,304	$10,647
6/30/2022	$10,307	$10,649
7/31/2022	$10,315	$10,655
8/31/2022	$10,328	$10,674
9/30/2022	$10,344	$10,698
10/31/2022	$10,365	$10,717
11/30/2022	$10,390	$10,753
12/31/2022	$10,419	$10,794
1/31/2023	$10,452	$10,830
2/28/2023	$10,483	$10,867
3/31/2023	$10,518	$10,914
4/30/2023	$10,554	$10,952
5/31/2023	$10,592	$10,997
6/30/2023	$10,631	$11,048
7/31/2023	$10,672	$11,095
8/31/2023	$10,714	$11,146
9/30/2023	$10,756	$11,195
10/31/2023	$10,799	$11,247
11/30/2023	$10,842	$11,297
12/31/2023	$10,885	$11,350
1/31/2024	$10,929	$11,399
2/29/2024	$10,970	$11,446
3/31/2024	$11,014	$11,498
4/30/2024	$11,056	$11,547
5/31/2024	$11,100	$11,603
6/30/2024	$11,143	$11,651
7/31/2024	$11,188	$11,703
8/31/2024	$11,232	$11,760
9/30/2024	$11,273	$11,812
10/31/2024	$11,313	$11,857
11/30/2024	$11,350	$11,902
12/31/2024	$11,387	$11,951

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
SFT Government Money Market Fund	4.61%	2.06%	1.31%
Bloomberg U.S. 3 Month Treasury Bellwether Index	5.29%	2.51%	1.80%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$225,600,006
# of Portfolio Holdings	13
Total Advisory Fees Paid	$565,696

SFT Government Money Market Fund

Class 2

What did the Fund invest in?

Top Largest Holdings (% of Net Assets)

U.S. Treasury Bills, 4.252%, due 01/30/25	12.4%
U.S. Treasury Bills, 4.353%, due 02/18/25	11.8%
Federal Home Loan Bank Discount Notes, 3.927%, due 01/08/25	11.1%
U.S. Treasury Bills, 4.261%, due 01/16/25	10.6%
Federal Home Loan Bank Discount Notes, 4.107%, due 01/15/25	9.8%
Federal Home Loan Mortgage Corp. Discount Notes, 2.308%, due 01/02/25	8.9%
Federal National Mortgage Association Discount Notes, 4.904%, due 01/10/25	8.9%
U.S. Treasury Bills, 4.263%, due 02/13/25	8.8%
Federal Home Loan Mortgage Corp. Discount Notes, 4.562%, due 01/28/25	4.4%
Federal Home Loan Bank Discount Notes, 4.224%, due 01/28/25	2.1%
Total	88.8%

Sector Diversification (% of net assets)

U.S. Government Obligations	91.5%
Investment Companies	8.8%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Government Money Market Fund

Class 2

Annual Shareholder Report

SFT Index 400 Mid-Cap Fund

Class 1

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Index 400 Mid-Cap Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$33	0.31%

How did the Fund perform last year and what affected its performance?

The Securian Funds Trust Index 400 Mid-Cap Fund is passively managed. The Fund is fully invested and holds all names at published free float adjusted index weights. The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 400 Index.

The Fund’s Class 1 shares generated a total net return of 13.58 percent over the 12 months ending December 31, 2024; the S&P 400 Index returned 13.93 percent over the same period. For both the Fund and the index, ten of the eleven industry sectors posted positive returns for 2024. Utilities, the best-performing sector within the index, closed the year with a 31.45 percent return and a 2.60 percent weight in the index. Financials, carrying an 18.07 percent weight within the index, was the second best performing sector, posting a 25.36 percent return for 2024. Materials, comprising 6.33 percent of the index market cap, was the worst performing sector for the year, losing -2.47 percent.

SFT Index 400 Mid-Cap Fund

Class 1

Fund Performance

Total Return Based on $10,000 Investment

	Class 1	S&P 400 MidCap TR	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,887	$9,888	$9,953
2/28/2015	$10,390	$10,394	$9,996
3/31/2015	$10,524	$10,531	$10,056
4/30/2015	$10,366	$10,374	$10,076
5/31/2015	$10,548	$10,559	$10,128
6/30/2015	$10,406	$10,420	$10,163
7/31/2015	$10,418	$10,434	$10,164
8/31/2015	$9,837	$9,852	$10,149
9/30/2015	$9,518	$9,534	$10,134
10/31/2015	$10,053	$10,072	$10,129
11/30/2015	$10,186	$10,208	$10,108
12/31/2015	$9,761	$9,782	$10,073
1/31/2016	$9,205	$9,226	$10,090
2/29/2016	$9,333	$9,356	$10,098
3/31/2016	$10,125	$10,153	$10,141
4/30/2016	$10,247	$10,277	$10,190
5/31/2016	$10,481	$10,514	$10,231
6/30/2016	$10,522	$10,558	$10,265
7/31/2016	$10,969	$11,011	$10,249
8/31/2016	$11,021	$11,066	$10,257
9/30/2016	$10,949	$10,996	$10,282
10/31/2016	$10,654	$10,702	$10,295
11/30/2016	$11,500	$11,558	$10,279
12/31/2016	$11,747	$11,811	$10,282
1/31/2017	$11,940	$12,009	$10,342
2/28/2017	$12,250	$12,324	$10,374
3/31/2017	$12,200	$12,277	$10,383
4/30/2017	$12,299	$12,379	$10,414
5/31/2017	$12,236	$12,319	$10,422
6/30/2017	$12,432	$12,518	$10,432
7/31/2017	$12,540	$12,629	$10,425
8/31/2017	$12,345	$12,435	$10,456
9/30/2017	$12,824	$12,922	$10,511
10/31/2017	$13,112	$13,214	$10,505
11/30/2017	$13,591	$13,700	$10,505
12/31/2017	$13,614	$13,730	$10,499
1/31/2018	$14,002	$14,124	$10,556
2/28/2018	$13,378	$13,498	$10,604
3/31/2018	$13,496	$13,624	$10,628
4/30/2018	$13,456	$13,588	$10,670
5/31/2018	$14,010	$14,149	$10,715
6/30/2018	$14,067	$14,209	$10,732
7/31/2018	$14,312	$14,459	$10,733
8/31/2018	$14,765	$14,921	$10,738
9/30/2018	$14,601	$14,758	$10,751
10/31/2018	$13,205	$13,349	$10,770
11/30/2018	$13,610	$13,766	$10,734
12/31/2018	$12,068	$12,208	$10,699
1/31/2019	$13,326	$13,485	$10,720
2/28/2019	$13,887	$14,057	$10,765
3/31/2019	$13,804	$13,977	$10,826
4/30/2019	$14,354	$14,539	$10,883
5/31/2019	$13,208	$13,380	$10,906
6/30/2019	$14,213	$14,402	$10,908
7/31/2019	$14,376	$14,574	$10,927
8/31/2019	$13,775	$13,962	$10,926
9/30/2019	$14,193	$14,390	$10,935
10/31/2019	$14,351	$14,553	$10,960
11/30/2019	$14,775	$14,986	$10,954
12/31/2019	$15,185	$15,407	$10,944
1/31/2020	$14,786	$15,004	$10,986
2/29/2020	$13,379	$13,580	$11,017
3/31/2020	$10,675	$10,831	$10,993
4/30/2020	$12,177	$12,367	$10,919
5/31/2020	$13,059	$13,271	$10,919
6/30/2020	$13,225	$13,438	$10,979
7/31/2020	$13,833	$14,058	$11,034
8/31/2020	$14,317	$14,552	$11,069
9/30/2020	$13,848	$14,079	$11,085
10/31/2020	$14,145	$14,385	$11,089
11/30/2020	$16,160	$16,439	$11,083
12/31/2020	$17,211	$17,511	$11,093
1/31/2021	$17,462	$17,774	$11,140
2/28/2021	$18,644	$18,983	$11,201
3/31/2021	$19,513	$19,870	$11,281
4/30/2021	$20,387	$20,764	$11,373
5/31/2021	$20,424	$20,805	$11,465
6/30/2021	$20,209	$20,592	$11,571
7/31/2021	$20,272	$20,663	$11,626
8/31/2021	$20,653	$21,066	$11,651
9/30/2021	$19,828	$20,229	$11,682
10/31/2021	$20,988	$21,420	$11,779
11/30/2021	$20,365	$20,791	$11,837
12/31/2021	$21,393	$21,847	$11,873
1/31/2022	$19,844	$20,272	$11,974
2/28/2022	$20,053	$20,497	$12,083
3/31/2022	$20,324	$20,781	$12,244
4/30/2022	$18,875	$19,304	$12,313
5/31/2022	$19,013	$19,449	$12,448
6/30/2022	$17,182	$17,578	$12,619
7/31/2022	$19,041	$19,485	$12,618
8/31/2022	$18,446	$18,880	$12,613
9/30/2022	$16,743	$17,145	$12,640
10/31/2022	$18,498	$18,948	$12,692
11/30/2022	$19,624	$20,107	$12,679
12/31/2022	$18,531	$18,993	$12,640
1/31/2023	$20,233	$20,746	$12,741
2/28/2023	$19,862	$20,370	$12,812
3/31/2023	$19,217	$19,716	$12,855
4/30/2023	$19,063	$19,562	$12,919
5/31/2023	$18,438	$18,938	$12,952
6/30/2023	$20,119	$20,673	$12,994
7/31/2023	$20,944	$21,526	$13,019
8/31/2023	$20,332	$20,903	$13,076
9/30/2023	$19,260	$19,804	$13,108
10/31/2023	$18,230	$18,747	$13,103
11/30/2023	$19,776	$20,342	$13,077
12/31/2023	$21,493	$22,115	$13,064
1/31/2024	$21,123	$21,737	$13,135
2/29/2024	$22,374	$23,028	$13,216
3/31/2024	$23,622	$24,317	$13,301
4/30/2024	$22,192	$22,853	$13,353
5/31/2024	$23,162	$23,856	$13,375
6/30/2024	$22,790	$23,479	$13,380
7/31/2024	$24,108	$24,842	$13,396
8/31/2024	$24,080	$24,822	$13,407
9/30/2024	$24,349	$25,109	$13,428
10/31/2024	$24,172	$24,932	$13,443
11/30/2024	$26,293	$27,128	$13,436
12/31/2024	$24,412	$25,196	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 1	13.58%	9.96%	9.34%
S&P 400 MidCap TR	13.93%	10.34%	9.68%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$229,480,630
# of Portfolio Holdings	404
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$340,630

SFT Index 400 Mid-Cap Fund

Class 1

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Watsco, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Total	6.5%

Sector Diversification (% of net assets)

Industrials	20.5%
Financial	17.3%
Consumer Discretionary	13.7%
Information Technology	10.2%
Health Care	9.0%
Real Estate	6.6%
Materials	6.1%
Energy	4.4%
Consumer Staples	4.3%
Other	7.9%
Other Assets and Liabilities, Net	-%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 400 Mid-Cap Fund

Class 1

Annual Shareholder Report

SFT Index 400 Mid-Cap Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Index 400 Mid-Cap Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$60	0.56%

How did the Fund perform last year and what affected its performance?

The Securian Funds Trust Index 400 Mid-Cap Fund is passively managed. The Fund is fully invested and holds all names at published free float adjusted index weights. The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 400 Index.

The Fund’s Class 2 shares generated a total net return of 13.30 percent over the 12 months ending December 31, 2024; the S&P 400 Index returned 13.93 percent over the same period. For both the Fund and the index, ten of the eleven industry sectors posted positive returns for 2024. Utilities, the best-performing sector within the index, closed the year with a 31.45 percent return and a 2.60 percent weight in the index. Financials, carrying an 18.07 percent weight within the index, was the second best performing sector, posting a 25.36 percent return for 2024. Materials, comprising 6.33 percent of the index market cap, was the worst performing sector for the year, losing -2.47 percent.

SFT Index 400 Mid-Cap Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	Class 2	S&P 400 MidCap TR	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,884	$9,888	$9,953
2/28/2015	$10,386	$10,394	$9,996
3/31/2015	$10,518	$10,531	$10,056
4/30/2015	$10,357	$10,374	$10,076
5/31/2015	$10,537	$10,559	$10,128
6/30/2015	$10,393	$10,420	$10,163
7/31/2015	$10,403	$10,434	$10,164
8/31/2015	$9,821	$9,852	$10,149
9/30/2015	$9,501	$9,534	$10,134
10/31/2015	$10,032	$10,072	$10,129
11/30/2015	$10,163	$10,208	$10,108
12/31/2015	$9,737	$9,782	$10,073
1/31/2016	$9,180	$9,226	$10,090
2/29/2016	$9,306	$9,356	$10,098
3/31/2016	$10,093	$10,153	$10,141
4/30/2016	$10,213	$10,277	$10,190
5/31/2016	$10,444	$10,514	$10,231
6/30/2016	$10,483	$10,558	$10,265
7/31/2016	$10,926	$11,011	$10,249
8/31/2016	$10,975	$11,066	$10,257
9/30/2016	$10,902	$10,996	$10,282
10/31/2016	$10,605	$10,702	$10,295
11/30/2016	$11,445	$11,558	$10,279
12/31/2016	$11,688	$11,811	$10,282
1/31/2017	$11,879	$12,009	$10,342
2/28/2017	$12,184	$12,324	$10,374
3/31/2017	$12,132	$12,277	$10,383
4/30/2017	$12,228	$12,379	$10,414
5/31/2017	$12,163	$12,319	$10,422
6/30/2017	$12,355	$12,518	$10,432
7/31/2017	$12,459	$12,629	$10,425
8/31/2017	$12,263	$12,435	$10,456
9/30/2017	$12,736	$12,922	$10,511
10/31/2017	$13,019	$13,214	$10,505
11/30/2017	$13,492	$13,700	$10,505
12/31/2017	$13,513	$13,730	$10,499
1/31/2018	$13,895	$14,124	$10,556
2/28/2018	$13,273	$13,498	$10,604
3/31/2018	$13,387	$13,624	$10,628
4/30/2018	$13,345	$13,588	$10,670
5/31/2018	$13,891	$14,149	$10,715
6/30/2018	$13,944	$14,209	$10,732
7/31/2018	$14,184	$14,459	$10,733
8/31/2018	$14,631	$14,921	$10,738
9/30/2018	$14,465	$14,758	$10,751
10/31/2018	$13,079	$13,349	$10,770
11/30/2018	$13,477	$13,766	$10,734
12/31/2018	$11,948	$12,208	$10,699
1/31/2019	$13,190	$13,485	$10,720
2/28/2019	$13,744	$14,057	$10,765
3/31/2019	$13,659	$13,977	$10,826
4/30/2019	$14,199	$14,539	$10,883
5/31/2019	$13,064	$13,380	$10,906
6/30/2019	$14,054	$14,402	$10,908
7/31/2019	$14,213	$14,574	$10,927
8/31/2019	$13,615	$13,962	$10,926
9/30/2019	$14,025	$14,390	$10,935
10/31/2019	$14,179	$14,553	$10,960
11/30/2019	$14,595	$14,986	$10,954
12/31/2019	$14,996	$15,407	$10,944
1/31/2020	$14,599	$15,004	$10,986
2/29/2020	$13,207	$13,580	$11,017
3/31/2020	$10,535	$10,831	$10,993
4/30/2020	$12,015	$12,367	$10,919
5/31/2020	$12,884	$13,271	$10,919
6/30/2020	$13,045	$13,438	$10,979
7/31/2020	$13,641	$14,058	$11,034
8/31/2020	$14,115	$14,552	$11,069
9/30/2020	$13,651	$14,079	$11,085
10/31/2020	$13,940	$14,385	$11,089
11/30/2020	$15,923	$16,439	$11,083
12/31/2020	$16,954	$17,511	$11,093
1/31/2021	$17,198	$17,774	$11,140
2/28/2021	$18,359	$18,983	$11,201
3/31/2021	$19,210	$19,870	$11,281
4/30/2021	$20,067	$20,764	$11,373
5/31/2021	$20,099	$20,805	$11,465
6/30/2021	$19,883	$20,592	$11,571
7/31/2021	$19,941	$20,663	$11,626
8/31/2021	$20,311	$21,066	$11,651
9/30/2021	$19,496	$20,229	$11,682
10/31/2021	$20,632	$21,420	$11,779
11/30/2021	$20,016	$20,791	$11,837
12/31/2021	$21,022	$21,847	$11,873
1/31/2022	$19,495	$20,272	$11,974
2/28/2022	$19,697	$20,497	$12,083
3/31/2022	$19,959	$20,781	$12,244
4/30/2022	$18,532	$19,304	$12,313
5/31/2022	$18,663	$19,449	$12,448
6/30/2022	$16,862	$17,578	$12,619
7/31/2022	$18,683	$19,485	$12,618
8/31/2022	$18,096	$18,880	$12,613
9/30/2022	$16,422	$17,145	$12,640
10/31/2022	$18,139	$18,948	$12,692
11/30/2022	$19,239	$20,107	$12,679
12/31/2022	$18,163	$18,993	$12,640
1/31/2023	$19,828	$20,746	$12,741
2/28/2023	$19,460	$20,370	$12,812
3/31/2023	$18,825	$19,716	$12,855
4/30/2023	$18,670	$19,562	$12,919
5/31/2023	$18,054	$18,938	$12,952
6/30/2023	$19,696	$20,673	$12,994
7/31/2023	$20,499	$21,526	$13,019
8/31/2023	$19,896	$20,903	$13,076
9/30/2023	$18,843	$19,804	$13,108
10/31/2023	$17,832	$18,747	$13,103
11/30/2023	$19,340	$20,342	$13,077
12/31/2023	$21,015	$22,115	$13,064
1/31/2024	$20,648	$21,737	$13,135
2/29/2024	$21,867	$23,028	$13,216
3/31/2024	$23,081	$24,317	$13,301
4/30/2024	$21,679	$22,853	$13,353
5/31/2024	$22,623	$23,856	$13,375
6/30/2024	$22,255	$23,479	$13,380
7/31/2024	$23,536	$24,842	$13,396
8/31/2024	$23,505	$24,822	$13,407
9/30/2024	$23,762	$25,109	$13,428
10/31/2024	$23,584	$24,932	$13,443
11/30/2024	$25,649	$27,128	$13,436
12/31/2024	$23,809	$25,196	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 2	13.30%	9.69%	9.06%
S&P 400 MidCap TR	13.93%	10.34%	9.68%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$229,480,630
# of Portfolio Holdings	404
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$340,630

SFT Index 400 Mid-Cap Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Watsco, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Total	6.5%

Sector Diversification (% of net assets)

Industrials	20.5%
Financial	17.3%
Consumer Discretionary	13.7%
Information Technology	10.2%
Health Care	9.0%
Real Estate	6.6%
Materials	6.1%
Energy	4.4%
Consumer Staples	4.3%
Other	7.9%
Other Assets and Liabilities, Net	-%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 400 Mid-Cap Fund

Class 2

Annual Shareholder Report

SFT Index 500 Fund

Class 1

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Index 500 Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$20	0.18%

How did the Fund perform last year and what affected its performance?

The Securian Funds Trust Index 500 Portfolio is passively managed. The portfolio is fully invested and holds all names at published float adjusted index weights. The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index.

The Fund’s Class 1 shares generated a total net return of 24.75 percent over the 12 months ending December 31, 2024; the S&P 500 Index returned 25.02 percent over the same period. For both the Fund and index, ten of the eleven industry sectors posted positive annual returns for 2024. The so-called “Magnificent Seven” technology names, representing a 31.22 percent weight in the index, ended the year up 67.34 percent and contributed approximately 21 percent to the return of the index. The materials sector was the lone sector that ended the year with a negative return, -1.83 percent. The top three performing industry sectors in both the Fund and index —communication services, information technology, and consumer discretionary—are where the aforementioned Magnificent Seven stocks all reside.

SFT Index 500 Fund

Class 1

Fund Performance

Total Return Based on $10,000 Investment

	Class 1	S&P 500® Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,698	$9,700	$9,953
2/28/2015	$10,253	$10,257	$9,996
3/31/2015	$10,089	$10,095	$10,056
4/30/2015	$10,184	$10,192	$10,076
5/31/2015	$10,313	$10,323	$10,128
6/30/2015	$10,112	$10,123	$10,163
7/31/2015	$10,324	$10,335	$10,164
8/31/2015	$9,701	$9,712	$10,149
9/30/2015	$9,459	$9,471	$10,134
10/31/2015	$10,255	$10,270	$10,129
11/30/2015	$10,284	$10,301	$10,108
12/31/2015	$10,118	$10,138	$10,073
1/31/2016	$9,616	$9,635	$10,090
2/29/2016	$9,602	$9,622	$10,098
3/31/2016	$10,250	$10,275	$10,141
4/30/2016	$10,288	$10,315	$10,190
5/31/2016	$10,470	$10,500	$10,231
6/30/2016	$10,495	$10,527	$10,265
7/31/2016	$10,880	$10,915	$10,249
8/31/2016	$10,893	$10,931	$10,257
9/30/2016	$10,894	$10,933	$10,282
10/31/2016	$10,693	$10,733	$10,295
11/30/2016	$11,087	$11,131	$10,279
12/31/2016	$11,304	$11,351	$10,282
1/31/2017	$11,516	$11,566	$10,342
2/28/2017	$11,971	$12,025	$10,374
3/31/2017	$11,983	$12,039	$10,383
4/30/2017	$12,103	$12,163	$10,414
5/31/2017	$12,271	$12,334	$10,422
6/30/2017	$12,345	$12,411	$10,432
7/31/2017	$12,596	$12,666	$10,425
8/31/2017	$12,632	$12,705	$10,456
9/30/2017	$12,891	$12,967	$10,511
10/31/2017	$13,189	$13,270	$10,505
11/30/2017	$13,590	$13,677	$10,505
12/31/2017	$13,738	$13,829	$10,499
1/31/2018	$14,522	$14,621	$10,556
2/28/2018	$13,984	$14,082	$10,604
3/31/2018	$13,626	$13,724	$10,628
4/30/2018	$13,676	$13,777	$10,670
5/31/2018	$14,003	$14,108	$10,715
6/30/2018	$14,087	$14,195	$10,732
7/31/2018	$14,608	$14,724	$10,733
8/31/2018	$15,081	$15,203	$10,738
9/30/2018	$15,166	$15,290	$10,751
10/31/2018	$14,127	$14,245	$10,770
11/30/2018	$14,413	$14,535	$10,734
12/31/2018	$13,112	$13,223	$10,699
1/31/2019	$14,158	$14,282	$10,720
2/28/2019	$14,610	$14,741	$10,765
3/31/2019	$14,891	$15,027	$10,826
4/30/2019	$15,490	$15,636	$10,883
5/31/2019	$14,505	$14,642	$10,906
6/30/2019	$15,522	$15,674	$10,908
7/31/2019	$15,743	$15,899	$10,927
8/31/2019	$15,491	$15,648	$10,926
9/30/2019	$15,777	$15,940	$10,935
10/31/2019	$16,120	$16,286	$10,960
11/30/2019	$16,702	$16,877	$10,954
12/31/2019	$17,202	$17,386	$10,944
1/31/2020	$17,193	$17,379	$10,986
2/29/2020	$15,779	$15,949	$11,017
3/31/2020	$13,831	$13,979	$10,993
4/30/2020	$15,598	$15,771	$10,919
5/31/2020	$16,337	$16,522	$10,919
6/30/2020	$16,665	$16,850	$10,979
7/31/2020	$17,601	$17,801	$11,034
8/31/2020	$18,862	$19,080	$11,069
9/30/2020	$18,143	$18,355	$11,085
10/31/2020	$17,659	$17,867	$11,089
11/30/2020	$19,586	$19,823	$11,083
12/31/2020	$20,334	$20,585	$11,093
1/31/2021	$20,125	$20,377	$11,140
2/28/2021	$20,676	$20,939	$11,201
3/31/2021	$21,576	$21,856	$11,281
4/30/2021	$22,723	$23,022	$11,373
5/31/2021	$22,877	$23,183	$11,465
6/30/2021	$23,407	$23,724	$11,571
7/31/2021	$23,955	$24,288	$11,626
8/31/2021	$24,670	$25,026	$11,651
9/30/2021	$23,521	$23,863	$11,682
10/31/2021	$25,162	$25,534	$11,779
11/30/2021	$24,985	$25,357	$11,837
12/31/2021	$26,098	$26,494	$11,873
1/31/2022	$24,741	$25,123	$11,974
2/28/2022	$23,997	$24,371	$12,083
3/31/2022	$24,885	$25,276	$12,244
4/30/2022	$22,711	$23,071	$12,313
5/31/2022	$22,748	$23,114	$12,448
6/30/2022	$20,870	$21,206	$12,619
7/31/2022	$22,788	$23,161	$12,618
8/31/2022	$21,857	$22,217	$12,613
9/30/2022	$19,844	$20,170	$12,640
10/31/2022	$21,443	$21,804	$12,692
11/30/2022	$22,636	$23,022	$12,679
12/31/2022	$21,329	$21,696	$12,640
1/31/2023	$22,664	$23,059	$12,741
2/28/2023	$22,110	$22,496	$12,812
3/31/2023	$22,917	$23,322	$12,855
4/30/2023	$23,272	$23,686	$12,919
5/31/2023	$23,370	$23,789	$12,952
6/30/2023	$24,907	$25,361	$12,994
7/31/2023	$25,703	$26,176	$13,019
8/31/2023	$25,290	$25,759	$13,076
9/30/2023	$24,081	$24,531	$13,108
10/31/2023	$23,573	$24,015	$13,103
11/30/2023	$25,719	$26,208	$13,077
12/31/2023	$26,881	$27,399	$13,064
1/31/2024	$27,328	$27,859	$13,135
2/29/2024	$28,781	$29,347	$13,216
3/31/2024	$29,701	$30,291	$13,301
4/30/2024	$28,485	$29,054	$13,353
5/31/2024	$29,893	$30,494	$13,375
6/30/2024	$30,959	$31,589	$13,380
7/31/2024	$31,330	$31,973	$13,396
8/31/2024	$32,085	$32,749	$13,407
9/30/2024	$32,763	$33,448	$13,428
10/31/2024	$32,461	$33,145	$13,443
11/30/2024	$34,360	$35,090	$13,436
12/31/2024	$33,534	$34,254	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 1	24.75%	14.28%	12.86%
S&P 500® Index	25.02%	14.53%	13.10%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,466,770,054
# of Portfolio Holdings	504
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,864,855

SFT Index 500 Fund

Class 1

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Apple, Inc.	7.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Total	36.1%

Sector Diversification (% of net assets)

Information Technology	31.3%
Financial	13.1%
Consumer Discretionary	10.8%
Health Care	9.7%
Communication Services	9.0%
Industrials	7.9%
Consumer Staples	5.3%
Investment Companies	3.7%
Energy	3.1%
Other	6.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 500 Fund

Class 1

Annual Shareholder Report

SFT Index 500 Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Index 500 Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$48	0.43%

How did the Fund perform last year and what affected its performance?

The Securian Funds Trust Index 500 Portfolio is passively managed. The portfolio is fully invested and holds all names at published float adjusted index weights. The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index.

The Fund’s Class 2 shares generated a total net return of 24.44 percent over the 12 months ending December 31, 2024; the S&P 500 Index returned 25.02 percent over the same period. For both the Fund and index, ten of the eleven industry sectors posted positive annual returns for 2024. The so-called “Magnificent Seven” technology names, representing a 31.22 percent weight in the index, ended the year up 67.34 percent and contributed approximately 21 percent to the return of the index. The materials sector was the lone sector that ended the year with a negative return, -1.83 percent. The top three performing industry sectors in both the Fund and index —communication services, information technology, and consumer discretionary—are where the aforementioned Magnificent Seven stocks all reside.

SFT Index 500 Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	Class 2	S&P 500® Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,696	$9,700	$9,953
2/28/2015	$10,249	$10,257	$9,996
3/31/2015	$10,083	$10,095	$10,056
4/30/2015	$10,176	$10,192	$10,076
5/31/2015	$10,302	$10,323	$10,128
6/30/2015	$10,100	$10,123	$10,163
7/31/2015	$10,309	$10,335	$10,164
8/31/2015	$9,685	$9,712	$10,149
9/30/2015	$9,442	$9,471	$10,134
10/31/2015	$10,234	$10,270	$10,129
11/30/2015	$10,260	$10,301	$10,108
12/31/2015	$10,093	$10,138	$10,073
1/31/2016	$9,590	$9,635	$10,090
2/29/2016	$9,574	$9,622	$10,098
3/31/2016	$10,218	$10,275	$10,141
4/30/2016	$10,254	$10,315	$10,190
5/31/2016	$10,433	$10,500	$10,231
6/30/2016	$10,456	$10,527	$10,265
7/31/2016	$10,837	$10,915	$10,249
8/31/2016	$10,848	$10,931	$10,257
9/30/2016	$10,846	$10,933	$10,282
10/31/2016	$10,645	$10,733	$10,295
11/30/2016	$11,034	$11,131	$10,279
12/31/2016	$11,247	$11,351	$10,282
1/31/2017	$11,456	$11,566	$10,342
2/28/2017	$11,906	$12,025	$10,374
3/31/2017	$11,916	$12,039	$10,383
4/30/2017	$12,033	$12,163	$10,414
5/31/2017	$12,197	$12,334	$10,422
6/30/2017	$12,269	$12,411	$10,432
7/31/2017	$12,515	$12,666	$10,425
8/31/2017	$12,548	$12,705	$10,456
9/30/2017	$12,802	$12,967	$10,511
10/31/2017	$13,096	$13,270	$10,505
11/30/2017	$13,492	$13,677	$10,505
12/31/2017	$13,636	$13,829	$10,499
1/31/2018	$14,410	$14,621	$10,556
2/28/2018	$13,874	$14,082	$10,604
3/31/2018	$13,516	$13,724	$10,628
4/30/2018	$13,563	$13,777	$10,670
5/31/2018	$13,884	$14,108	$10,715
6/30/2018	$13,965	$14,195	$10,732
7/31/2018	$14,478	$14,724	$10,733
8/31/2018	$14,944	$15,203	$10,738
9/30/2018	$15,024	$15,290	$10,751
10/31/2018	$13,993	$14,245	$10,770
11/30/2018	$14,273	$14,535	$10,734
12/31/2018	$12,981	$13,223	$10,699
1/31/2019	$14,015	$14,282	$10,720
2/28/2019	$14,458	$14,741	$10,765
3/31/2019	$14,734	$15,027	$10,826
4/30/2019	$15,323	$15,636	$10,883
5/31/2019	$14,345	$14,642	$10,906
6/30/2019	$15,349	$15,674	$10,908
7/31/2019	$15,564	$15,899	$10,927
8/31/2019	$15,312	$15,648	$10,926
9/30/2019	$15,592	$15,940	$10,935
10/31/2019	$15,927	$16,286	$10,960
11/30/2019	$16,499	$16,877	$10,954
12/31/2019	$16,989	$17,386	$10,944
1/31/2020	$16,976	$17,379	$10,986
2/29/2020	$15,578	$15,949	$11,017
3/31/2020	$13,651	$13,979	$10,993
4/30/2020	$15,392	$15,771	$10,919
5/31/2020	$16,118	$16,522	$10,919
6/30/2020	$16,438	$16,850	$10,979
7/31/2020	$17,358	$17,801	$11,034
8/31/2020	$18,598	$19,080	$11,069
9/30/2020	$17,885	$18,355	$11,085
10/31/2020	$17,404	$17,867	$11,089
11/30/2020	$19,300	$19,823	$11,083
12/31/2020	$20,032	$20,585	$11,093
1/31/2021	$19,822	$20,377	$11,140
2/28/2021	$20,361	$20,939	$11,201
3/31/2021	$21,243	$21,856	$11,281
4/30/2021	$22,368	$23,022	$11,373
5/31/2021	$22,514	$23,183	$11,465
6/30/2021	$23,031	$23,724	$11,571
7/31/2021	$23,565	$24,288	$11,626
8/31/2021	$24,264	$25,026	$11,651
9/30/2021	$23,128	$23,863	$11,682
10/31/2021	$24,737	$25,534	$11,779
11/30/2021	$24,558	$25,357	$11,837
12/31/2021	$25,646	$26,494	$11,873
1/31/2022	$24,308	$25,123	$11,974
2/28/2022	$23,572	$24,371	$12,083
3/31/2022	$24,439	$25,276	$12,244
4/30/2022	$22,300	$23,071	$12,313
5/31/2022	$22,331	$23,114	$12,448
6/30/2022	$20,483	$21,206	$12,619
7/31/2022	$22,361	$23,161	$12,618
8/31/2022	$21,443	$22,217	$12,613
9/30/2022	$19,464	$20,170	$12,640
10/31/2022	$21,029	$21,804	$12,692
11/30/2022	$22,194	$23,022	$12,679
12/31/2022	$20,908	$21,696	$12,640
1/31/2023	$22,212	$23,059	$12,741
2/28/2023	$21,665	$22,496	$12,812
3/31/2023	$22,451	$23,322	$12,855
4/30/2023	$22,794	$23,686	$12,919
5/31/2023	$22,885	$23,789	$12,952
6/30/2023	$24,386	$25,361	$12,994
7/31/2023	$25,159	$26,176	$13,019
8/31/2023	$24,749	$25,759	$13,076
9/30/2023	$23,562	$24,531	$13,108
10/31/2023	$23,059	$24,015	$13,103
11/30/2023	$25,154	$26,208	$13,077
12/31/2023	$26,284	$27,399	$13,064
1/31/2024	$26,716	$27,859	$13,135
2/29/2024	$28,131	$29,347	$13,216
3/31/2024	$29,025	$30,291	$13,301
4/30/2024	$27,830	$29,054	$13,353
5/31/2024	$29,199	$30,494	$13,375
6/30/2024	$30,235	$31,589	$13,380
7/31/2024	$30,591	$31,973	$13,396
8/31/2024	$31,321	$32,749	$13,407
9/30/2024	$31,976	$33,448	$13,428
10/31/2024	$31,675	$33,145	$13,443
11/30/2024	$33,521	$35,090	$13,436
12/31/2024	$32,709	$34,254	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 2	24.44%	14.00%	12.58%
S&P 500® Index	25.02%	14.53%	13.10%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,466,770,054
# of Portfolio Holdings	504
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,864,855

SFT Index 500 Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Apple, Inc.	7.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Total	36.1%

Sector Diversification (% of net assets)

Information Technology	31.3%
Financial	13.1%
Consumer Discretionary	10.8%
Health Care	9.7%
Communication Services	9.0%
Industrials	7.9%
Consumer Staples	5.3%
Investment Companies	3.7%
Energy	3.1%
Other	6.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 500 Fund

Class 2

Annual Shareholder Report

SFT Real Estate Securities Fund

Class 1

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Real Estate Securities Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$99	0.96%

How did the Fund perform last year and what affected its performance?

U.S. real estate securities rose in 2024, backed by generally healthy real estate fundamentals. Interest rates influenced share prices, with the market focused on the prospect of a monetary policy pivot from the U.S. Federal Reserve (the “Fed”)—this arrived with a 50–basis point rate cut in September. The 10-year U.S. Treasury yield was volatile but ended the year higher, climbing in the fourth quarter. Though the Fed cut its benchmark rate by 25 basis points twice in the fourth quarter, it projected more modest rate cuts in 2025 amid stubborn inflation and a resilient economy. This had a notable upward effect on real (inflation-adjusted) rates, to which REIT share prices have been especially sensitive of late.

In this environment, the Fund’s portfolio had a positive total return and outperformed its benchmark. Factors that contributed to the Fund’s relative performance in the period included stock selection among specialty REITs, where an overweight in Iron Mountain rose more than 50%. Iron Mountain reported earnings results that indicated strength in its data center leasing business. An overweight and stock selection in the data centers sector also aided the Fund’s performance, reflecting a beneficial overweight in Digital Realty Trust. Digital Realty Trust saw record leasing in the third quarter of 2024 (more than double that of the previous quarter), along with record pricing. The Fund’s sector overweight reflects the investment adviser’s belief that data centers are well situated to benefit from strong fundamentals. An overweight in regional malls further helped the Fund’s performance. The allocation consisted of an overweight in mall operator Simon Property Group, which reported gains in leasing and sales volumes as well as year-over-year occupancies.

Factors that detracted from relative performance included an overweight and stock selection in telecommunications (cell tower) REITs. The telecommunications sector, which tends to be sensitive to moves in interest rates, declined amid rising bond yields during the year. We maintain a positive longer-term view of cell tower owners, with expectations that tower leasing will stabilize in 2025 and accelerate into 2026. An underweight in shopping centers also hindered the Fund’s performance. As with malls, the sector performed well, benefiting from consumer strength. The Fund’s underweight in apartments was an additional detractor to the Fund’s performance.

SFT Real Estate Securities Fund

Class 1

Fund Performance

Total Return Based on $10,000 Investment

	Class 1	FTSE NAREIT All Equity REITs Total Return Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,661	$10,617	$9,953
2/28/2015	$10,334	$10,294	$9,996
3/31/2015	$10,544	$10,398	$10,056
4/30/2015	$9,888	$9,883	$10,076
5/31/2015	$9,897	$9,862	$10,128
6/30/2015	$9,444	$9,456	$10,163
7/31/2015	$10,034	$9,927	$10,164
8/31/2015	$9,436	$9,350	$10,149
9/30/2015	$9,777	$9,549	$10,134
10/31/2015	$10,315	$10,167	$10,129
11/30/2015	$10,285	$10,150	$10,108
12/31/2015	$10,525	$10,283	$10,073
1/31/2016	$10,093	$9,921	$10,090
2/29/2016	$9,967	$9,878	$10,098
3/31/2016	$10,984	$10,883	$10,141
4/30/2016	$10,658	$10,686	$10,190
5/31/2016	$10,917	$10,933	$10,231
6/30/2016	$11,693	$11,689	$10,265
7/31/2016	$12,120	$12,144	$10,249
8/31/2016	$11,667	$11,722	$10,257
9/30/2016	$11,421	$11,548	$10,282
10/31/2016	$10,815	$10,958	$10,295
11/30/2016	$10,551	$10,693	$10,279
12/31/2016	$11,016	$11,170	$10,282
1/31/2017	$10,947	$11,188	$10,342
2/28/2017	$11,335	$11,637	$10,374
3/31/2017	$11,054	$11,454	$10,383
4/30/2017	$11,085	$11,504	$10,414
5/31/2017	$11,178	$11,489	$10,422
6/30/2017	$11,368	$11,715	$10,432
7/31/2017	$11,473	$11,863	$10,425
8/31/2017	$11,503	$11,939	$10,456
9/30/2017	$11,396	$11,844	$10,511
10/31/2017	$11,332	$11,860	$10,505
11/30/2017	$11,616	$12,174	$10,505
12/31/2017	$11,637	$12,139	$10,499
1/31/2018	$11,256	$11,781	$10,556
2/28/2018	$10,412	$10,925	$10,604
3/31/2018	$10,810	$11,330	$10,628
4/30/2018	$10,918	$11,389	$10,670
5/31/2018	$11,224	$11,799	$10,715
6/30/2018	$11,637	$12,293	$10,732
7/31/2018	$11,702	$12,367	$10,733
8/31/2018	$12,032	$12,711	$10,738
9/30/2018	$11,723	$12,400	$10,751
10/31/2018	$11,370	$12,072	$10,770
11/30/2018	$11,928	$12,645	$10,734
12/31/2018	$11,036	$11,648	$10,699
1/31/2019	$12,156	$12,997	$10,720
2/28/2019	$12,282	$13,067	$10,765
3/31/2019	$12,698	$13,648	$10,826
4/30/2019	$12,657	$13,617	$10,883
5/31/2019	$12,698	$13,704	$10,906
6/30/2019	$12,796	$13,892	$10,908
7/31/2019	$12,969	$14,106	$10,927
8/31/2019	$13,474	$14,691	$10,926
9/30/2019	$13,778	$14,966	$10,935
10/31/2019	$14,002	$15,128	$10,960
11/30/2019	$13,874	$14,895	$10,954
12/31/2019	$13,780	$14,986	$10,944
1/31/2020	$14,041	$15,176	$10,986
2/29/2020	$12,963	$14,110	$11,017
3/31/2020	$10,820	$11,473	$10,993
4/30/2020	$11,653	$12,486	$10,919
5/31/2020	$11,837	$12,700	$10,919
6/30/2020	$11,994	$12,993	$10,979
7/31/2020	$12,700	$13,489	$11,034
8/31/2020	$12,680	$13,508	$11,069
9/30/2020	$12,273	$13,148	$11,085
10/31/2020	$12,043	$12,707	$11,089
11/30/2020	$13,035	$13,879	$11,083
12/31/2020	$13,424	$14,219	$11,093
1/31/2021	$13,403	$14,209	$11,140
2/28/2021	$13,967	$14,595	$11,201
3/31/2021	$14,628	$15,402	$11,281
4/30/2021	$15,849	$16,652	$11,373
5/31/2021	$16,024	$16,789	$11,465
6/30/2021	$16,537	$17,254	$11,571
7/31/2021	$17,447	$18,008	$11,626
8/31/2021	$17,778	$18,383	$11,651
9/30/2021	$16,750	$17,294	$11,682
10/31/2021	$17,936	$18,518	$11,779
11/30/2021	$17,755	$18,330	$11,837
12/31/2021	$19,385	$20,091	$11,873
1/31/2022	$18,041	$18,497	$11,974
2/28/2022	$17,549	$17,777	$12,083
3/31/2022	$18,679	$19,034	$12,244
4/30/2022	$17,960	$18,338	$12,313
5/31/2022	$16,726	$17,480	$12,448
6/30/2022	$15,471	$16,239	$12,619
7/31/2022	$16,712	$17,627	$12,618
8/31/2022	$15,737	$16,589	$12,613
9/30/2022	$13,819	$14,480	$12,640
10/31/2022	$14,173	$14,969	$12,692
11/30/2022	$15,095	$15,867	$12,679
12/31/2022	$14,326	$15,079	$12,640
1/31/2023	$15,793	$16,597	$12,741
2/28/2023	$14,932	$15,613	$12,812
3/31/2023	$14,745	$15,342	$12,855
4/30/2023	$14,927	$15,387	$12,919
5/31/2023	$14,418	$14,737	$12,952
6/30/2023	$15,162	$15,526	$12,994
7/31/2023	$15,429	$15,837	$13,019
8/31/2023	$14,986	$15,310	$13,076
9/30/2023	$13,790	$14,232	$13,108
10/31/2023	$13,361	$13,788	$13,103
11/30/2023	$15,024	$15,424	$13,077
12/31/2023	$16,078	$16,791	$13,064
1/31/2024	$15,354	$15,975	$13,135
2/29/2024	$15,742	$16,283	$13,216
3/31/2024	$15,979	$16,572	$13,301
4/30/2024	$14,771	$15,261	$13,353
5/31/2024	$15,650	$16,068	$13,375
6/30/2024	$16,028	$16,423	$13,380
7/31/2024	$17,088	$17,602	$13,396
8/31/2024	$18,018	$18,592	$13,407
9/30/2024	$18,613	$19,181	$13,428
10/31/2024	$18,140	$18,488	$13,443
11/30/2024	$18,683	$19,149	$13,436
12/31/2024	$17,109	$17,617	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 1	6.42%	4.42%	5.52%
FTSE NAREIT All Equity REITs Total Return Index	4.92%	3.29%	5.83%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$115,992,616
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$842,746

SFT Real Estate Securities Fund

Class 1

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	8.8%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.4%
Simon Property Group, Inc.	6.2%
Equinix, Inc.	5.3%
American Tower Corp.	4.8%
SBA Communications Corp.	4.7%
Crown Castle, Inc.	4.5%
Sun Communities, Inc.	4.1%
Weyerhaeuser Co.	3.7%
Total	56.1%

Sector Diversification (% of net assets)

Real Estate	96.4%
Consumer Discretionary	2.5%
Investment Companies	0.7%
Health Care	0.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Real Estate Securities Fund

Class 1

Annual Shareholder Report

SFT Real Estate Securities Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Real Estate Securities Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$125	1.21%

How did the Fund perform last year and what affected its performance?

U.S. real estate securities rose in 2024, backed by generally healthy real estate fundamentals. Interest rates influenced share prices, with the market focused on the prospect of a monetary policy pivot from the U.S. Federal Reserve (the “Fed”)—this arrived with a 50–basis point rate cut in September. The 10-year U.S. Treasury yield was volatile but ended the year higher, climbing in the fourth quarter. Though the Fed cut its benchmark rate by 25 basis points twice in the fourth quarter, it projected more modest rate cuts in 2025 amid stubborn inflation and a resilient economy. This had a notable upward effect on real (inflation-adjusted) rates, to which REIT share prices have been especially sensitive of late.

In this environment, the Fund’s portfolio had a positive total return and outperformed its benchmark. Factors that contributed to the Fund’s relative performance in the period included stock selection among specialty REITs, where an overweight in Iron Mountain rose more than 50%. Iron Mountain reported earnings results that indicated strength in its data center leasing business. An overweight and stock selection in the data centers sector also aided the Fund’s performance, reflecting a beneficial overweight in Digital Realty Trust. Digital Realty Trust saw record leasing in the third quarter of 2024 (more than double that of the previous quarter), along with record pricing. The Fund’s sector overweight reflects the investment adviser’s belief that data centers are well situated to benefit from strong fundamentals. An overweight in regional malls further helped the Fund’s performance. The allocation consisted of an overweight in mall operator Simon Property Group, which reported gains in leasing and sales volumes as well as year-over-year occupancies.

Factors that detracted from relative performance included an overweight and stock selection in telecommunications (cell tower) REITs. The telecommunications sector, which tends to be sensitive to moves in interest rates, declined amid rising bond yields during the year. We maintain a positive longer-term view of cell tower owners, with expectations that tower leasing will stabilize in 2025 and accelerate into 2026. An underweight in shopping centers also hindered the Fund’s performance. As with malls, the sector performed well, benefiting from consumer strength. The Fund’s underweight in apartments was an additional detractor to the Fund’s performance.

SFT Real Estate Securities Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	Class 2	FTSE NAREIT All Equity REITs Total Return Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,659	$10,617	$9,953
2/28/2015	$10,330	$10,294	$9,996
3/31/2015	$10,537	$10,398	$10,056
4/30/2015	$9,880	$9,883	$10,076
5/31/2015	$9,887	$9,862	$10,128
6/30/2015	$9,432	$9,456	$10,163
7/31/2015	$10,020	$9,927	$10,164
8/31/2015	$9,420	$9,350	$10,149
9/30/2015	$9,759	$9,549	$10,134
10/31/2015	$10,293	$10,167	$10,129
11/30/2015	$10,262	$10,150	$10,108
12/31/2015	$10,499	$10,283	$10,073
1/31/2016	$10,066	$9,921	$10,090
2/29/2016	$9,938	$9,878	$10,098
3/31/2016	$10,950	$10,883	$10,141
4/30/2016	$10,623	$10,686	$10,190
5/31/2016	$10,879	$10,933	$10,231
6/30/2016	$11,650	$11,689	$10,265
7/31/2016	$12,072	$12,144	$10,249
8/31/2016	$11,618	$11,722	$10,257
9/30/2016	$11,371	$11,548	$10,282
10/31/2016	$10,766	$10,958	$10,295
11/30/2016	$10,501	$10,693	$10,279
12/31/2016	$10,961	$11,170	$10,282
1/31/2017	$10,890	$11,188	$10,342
2/28/2017	$11,274	$11,637	$10,374
3/31/2017	$10,992	$11,454	$10,383
4/30/2017	$11,021	$11,504	$10,414
5/31/2017	$11,111	$11,489	$10,422
6/30/2017	$11,298	$11,715	$10,432
7/31/2017	$11,399	$11,863	$10,425
8/31/2017	$11,426	$11,939	$10,456
9/30/2017	$11,318	$11,844	$10,511
10/31/2017	$11,252	$11,860	$10,505
11/30/2017	$11,532	$12,174	$10,505
12/31/2017	$11,550	$12,139	$10,499
1/31/2018	$11,170	$11,781	$10,556
2/28/2018	$10,330	$10,925	$10,604
3/31/2018	$10,723	$11,330	$10,628
4/30/2018	$10,828	$11,389	$10,670
5/31/2018	$11,129	$11,799	$10,715
6/30/2018	$11,536	$12,293	$10,732
7/31/2018	$11,598	$12,367	$10,733
8/31/2018	$11,922	$12,711	$10,738
9/30/2018	$11,614	$12,400	$10,751
10/31/2018	$11,261	$12,072	$10,770
11/30/2018	$11,812	$12,645	$10,734
12/31/2018	$10,926	$11,648	$10,699
1/31/2019	$12,032	$12,997	$10,720
2/28/2019	$12,155	$13,067	$10,765
3/31/2019	$12,564	$13,648	$10,826
4/30/2019	$12,521	$13,617	$10,883
5/31/2019	$12,559	$13,704	$10,906
6/30/2019	$12,653	$13,892	$10,908
7/31/2019	$12,822	$14,106	$10,927
8/31/2019	$13,318	$14,691	$10,926
9/30/2019	$13,615	$14,966	$10,935
10/31/2019	$13,834	$15,128	$10,960
11/30/2019	$13,705	$14,895	$10,954
12/31/2019	$13,609	$14,986	$10,944
1/31/2020	$13,864	$15,176	$10,986
2/29/2020	$12,797	$14,110	$11,017
3/31/2020	$10,679	$11,473	$10,993
4/30/2020	$11,499	$12,486	$10,919
5/31/2020	$11,678	$12,700	$10,919
6/30/2020	$11,830	$12,993	$10,979
7/31/2020	$12,524	$13,489	$11,034
8/31/2020	$12,502	$13,508	$11,069
9/30/2020	$12,098	$13,148	$11,085
10/31/2020	$11,869	$12,707	$11,089
11/30/2020	$12,843	$13,879	$11,083
12/31/2020	$13,224	$14,219	$11,093
1/31/2021	$13,201	$14,209	$11,140
2/28/2021	$13,754	$14,595	$11,201
3/31/2021	$14,401	$15,402	$11,281
4/30/2021	$15,600	$16,652	$11,373
5/31/2021	$15,769	$16,789	$11,465
6/30/2021	$16,270	$17,254	$11,571
7/31/2021	$17,162	$18,008	$11,626
8/31/2021	$17,485	$18,383	$11,651
9/30/2021	$16,470	$17,294	$11,682
10/31/2021	$17,632	$18,518	$11,779
11/30/2021	$17,451	$18,330	$11,837
12/31/2021	$19,049	$20,091	$11,873
1/31/2022	$17,724	$18,497	$11,974
2/28/2022	$17,238	$17,777	$12,083
3/31/2022	$18,344	$19,034	$12,244
4/30/2022	$17,634	$18,338	$12,313
5/31/2022	$16,419	$17,480	$12,448
6/30/2022	$15,184	$16,239	$12,619
7/31/2022	$16,398	$17,627	$12,618
8/31/2022	$15,438	$16,589	$12,613
9/30/2022	$13,553	$14,480	$12,640
10/31/2022	$13,897	$14,969	$12,692
11/30/2022	$14,799	$15,867	$12,679
12/31/2022	$14,042	$15,079	$12,640
1/31/2023	$15,476	$16,597	$12,741
2/28/2023	$14,629	$15,613	$12,812
3/31/2023	$14,444	$15,342	$12,855
4/30/2023	$14,619	$15,387	$12,919
5/31/2023	$14,118	$14,737	$12,952
6/30/2023	$14,842	$15,526	$12,994
7/31/2023	$15,100	$15,837	$13,019
8/31/2023	$14,664	$15,310	$13,076
9/30/2023	$13,491	$14,232	$13,108
10/31/2023	$13,068	$13,788	$13,103
11/30/2023	$14,692	$15,424	$13,077
12/31/2023	$15,719	$16,791	$13,064
1/31/2024	$15,008	$15,975	$13,135
2/29/2024	$15,385	$16,283	$13,216
3/31/2024	$15,613	$16,572	$13,301
4/30/2024	$14,430	$15,261	$13,353
5/31/2024	$15,285	$16,068	$13,375
6/30/2024	$15,651	$16,423	$13,380
7/31/2024	$16,683	$17,602	$13,396
8/31/2024	$17,587	$18,592	$13,407
9/30/2024	$18,164	$19,181	$13,428
10/31/2024	$17,698	$18,488	$13,443
11/30/2024	$18,225	$19,149	$13,436
12/31/2024	$16,686	$17,617	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 2	6.15%	4.16%	5.25%
FTSE NAREIT All Equity REITs Total Return Index	4.92%	3.29%	5.83%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$115,992,616
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$842,746

SFT Real Estate Securities Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	8.8%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.4%
Simon Property Group, Inc.	6.2%
Equinix, Inc.	5.3%
American Tower Corp.	4.8%
SBA Communications Corp.	4.7%
Crown Castle, Inc.	4.5%
Sun Communities, Inc.	4.1%
Weyerhaeuser Co.	3.7%
Total	56.1%

Sector Diversification (% of net assets)

Real Estate	96.4%
Consumer Discretionary	2.5%
Investment Companies	0.7%
Health Care	0.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Real Estate Securities Fund

Class 2

Annual Shareholder Report

SFT T. Rowe Price Value Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT T. Rowe Price Value Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$106	0.99%

How did the Fund perform last year and what affected its performance?

U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence (AI) interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies would benefit corporate profits, though volatility rose over concerns about his tariff and tax plans.

Looking over the course of 2024, stock picks drove relative performance, driven by Constellation Energy which gained due to rising electricity demand driven by the growth of AI data centers, a position the Fund exited over the course of the year. XCEL Energy, also within the utilities sector, contributed to the Fund’s performance as the stock rebounded strongly from concerns over Texas wildfires earlier in the year. The Fund’s position in Fiserv, within the financials sector, also benefitted the Fund’s portfolio as their Clover asset showed strength throughout the period. Stock choices within the materials sector also contributed to the Fund’s performance, led by the Fund’s position in International Paper. Conversely, stock selection and an overweight exposure to energy led relative detractors to the Fund’s performance. SLB (formerly, Schlumberger) shares fell on disappointing earnings and margins due to a slowdown in North American and international drilling activities as well as management’s cautious 2025 outlook. In the consumer staples sector, stock choices hurt the Fund’s performance, specially Dollar Tree, which suffered from incremental macroeconomic headwinds, including reduced spending from low-income U.S. consumers amid persistent inflation and increased competition. Looking forward, we believe we are well positioned for a variety of market environments from here and are keeping a keen eye on risks facing the market and the economy as we’ve recently seen a reach for risk in the market.

The Fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included increased exposure to industrials and materials and a lower allocation to information technology.

SFT T. Rowe Price Value Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	SFT T. Rowe Price Value Fund	Russell 1000 Value Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,614	$9,600	$9,953
2/28/2015	$10,132	$10,065	$9,996
3/31/2015	$10,081	$9,928	$10,056
4/30/2015	$10,181	$10,021	$10,076
5/31/2015	$10,329	$10,141	$10,128
6/30/2015	$10,103	$9,939	$10,163
7/31/2015	$10,117	$9,982	$10,164
8/31/2015	$9,457	$9,388	$10,149
9/30/2015	$9,104	$9,104	$10,134
10/31/2015	$9,842	$9,791	$10,129
11/30/2015	$9,889	$9,829	$10,108
12/31/2015	$9,798	$9,617	$10,073
1/31/2016	$9,190	$9,120	$10,090
2/29/2016	$9,259	$9,118	$10,098
3/31/2016	$9,847	$9,775	$10,141
4/30/2016	$9,862	$9,980	$10,190
5/31/2016	$10,019	$10,135	$10,231
6/30/2016	$9,993	$10,223	$10,265
7/31/2016	$10,330	$10,520	$10,249
8/31/2016	$10,373	$10,601	$10,257
9/30/2016	$10,395	$10,579	$10,282
10/31/2016	$10,260	$10,415	$10,295
11/30/2016	$10,654	$11,010	$10,279
12/31/2016	$10,841	$11,285	$10,282
1/31/2017	$10,966	$11,365	$10,342
2/28/2017	$11,422	$11,774	$10,374
3/31/2017	$11,373	$11,654	$10,383
4/30/2017	$11,439	$11,632	$10,414
5/31/2017	$11,525	$11,621	$10,422
6/30/2017	$11,755	$11,811	$10,432
7/31/2017	$11,931	$11,967	$10,425
8/31/2017	$11,886	$11,828	$10,456
9/30/2017	$12,137	$12,178	$10,511
10/31/2017	$12,409	$12,267	$10,505
11/30/2017	$12,861	$12,642	$10,505
12/31/2017	$12,858	$12,827	$10,499
1/31/2018	$13,449	$13,323	$10,556
2/28/2018	$12,869	$12,687	$10,604
3/31/2018	$12,571	$12,464	$10,628
4/30/2018	$12,568	$12,505	$10,670
5/31/2018	$12,574	$12,579	$10,715
6/30/2018	$12,556	$12,610	$10,732
7/31/2018	$12,918	$13,109	$10,733
8/31/2018	$13,007	$13,303	$10,738
9/30/2018	$12,978	$13,329	$10,751
10/31/2018	$12,309	$12,639	$10,770
11/30/2018	$12,708	$13,016	$10,734
12/31/2018	$11,599	$11,767	$10,699
1/31/2019	$12,449	$12,682	$10,720
2/28/2019	$12,890	$13,088	$10,765
3/31/2019	$13,031	$13,171	$10,826
4/30/2019	$13,471	$13,638	$10,883
5/31/2019	$12,794	$12,761	$10,906
6/30/2019	$13,632	$13,677	$10,908
7/31/2019	$13,754	$13,791	$10,927
8/31/2019	$13,725	$13,385	$10,926
9/30/2019	$13,985	$13,863	$10,935
10/31/2019	$13,864	$14,056	$10,960
11/30/2019	$14,189	$14,491	$10,954
12/31/2019	$14,598	$14,890	$10,944
1/31/2020	$14,379	$14,569	$10,986
2/29/2020	$13,014	$13,158	$11,017
3/31/2020	$10,892	$10,910	$10,993
4/30/2020	$11,941	$12,136	$10,919
5/31/2020	$12,446	$12,552	$10,919
6/30/2020	$12,571	$12,469	$10,979
7/31/2020	$13,259	$12,962	$11,034
8/31/2020	$13,895	$13,497	$11,069
9/30/2020	$13,559	$13,166	$11,085
10/31/2020	$13,727	$12,993	$11,089
11/30/2020	$15,484	$14,741	$11,083
12/31/2020	$16,067	$15,306	$11,093
1/31/2021	$16,100	$15,166	$11,140
2/28/2021	$17,151	$16,082	$11,201
3/31/2021	$17,989	$17,028	$11,281
4/30/2021	$18,891	$17,709	$11,373
5/31/2021	$19,321	$18,123	$11,465
6/30/2021	$19,085	$17,915	$11,571
7/31/2021	$19,453	$18,059	$11,626
8/31/2021	$20,113	$18,417	$11,651
9/30/2021	$19,171	$17,776	$11,682
10/31/2021	$20,475	$18,678	$11,779
11/30/2021	$19,675	$18,020	$11,837
12/31/2021	$20,795	$19,157	$11,873
1/31/2022	$19,812	$18,711	$11,974
2/28/2022	$19,587	$18,493	$12,083
3/31/2022	$20,215	$19,015	$12,244
4/30/2022	$18,905	$17,943	$12,313
5/31/2022	$19,015	$18,292	$12,448
6/30/2022	$17,717	$16,694	$12,619
7/31/2022	$18,559	$17,801	$12,618
8/31/2022	$18,052	$17,270	$12,613
9/30/2022	$16,572	$15,756	$12,640
10/31/2022	$18,086	$17,371	$12,692
11/30/2022	$18,965	$18,457	$12,679
12/31/2022	$18,369	$17,713	$12,640
1/31/2023	$18,886	$18,631	$12,741
2/28/2023	$18,319	$17,974	$12,812
3/31/2023	$18,273	$17,891	$12,855
4/30/2023	$18,686	$18,161	$12,919
5/31/2023	$18,063	$17,460	$12,952
6/30/2023	$19,108	$18,620	$12,994
7/31/2023	$19,790	$19,275	$13,019
8/31/2023	$19,299	$18,754	$13,076
9/30/2023	$18,732	$18,031	$13,108
10/31/2023	$18,245	$17,395	$13,103
11/30/2023	$19,590	$18,707	$13,077
12/31/2023	$20,527	$19,743	$13,064
1/31/2024	$20,793	$19,764	$13,135
2/29/2024	$21,780	$20,493	$13,216
3/31/2024	$22,920	$21,517	$13,301
4/30/2024	$22,286	$20,598	$13,353
5/31/2024	$22,927	$21,251	$13,375
6/30/2024	$22,664	$21,051	$13,380
7/31/2024	$23,441	$22,127	$13,396
8/31/2024	$24,156	$22,721	$13,407
9/30/2024	$24,202	$23,036	$13,428
10/31/2024	$23,894	$22,783	$13,443
11/30/2024	$25,341	$24,238	$13,436
12/31/2024	$23,530	$22,580	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
SFT T. Rowe Price Value Fund	14.63%	10.02%	8.93%
Russell 1000 Value Index	14.37%	8.68%	8.49%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$195,310,223
# of Portfolio Holdings	109
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,151,442

SFT T. Rowe Price Value Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.5%
Berkshire Hathaway, Inc., Class B	3.4%
Kenvue, Inc.	2.7%
Bank of America Corp.	2.3%
Fiserv, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%
Keysight Technologies, Inc.	1.8%
Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.7%
Westinghouse Air Brake Technologies Corp.	1.6%
Total	23.1%

Sector Diversification (% of net assets)

Financial	23.2%
Industrials	15.8%
Health Care	14.2%
Consumer Staples	9.6%
Energy	9.4%
Information Technology	6.8%
Materials	6.2%
Consumer Discretionary	6.0%
Utilities	4.8%
Other	4.0%
Other Assets and Liabilities, Net	-%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT T. Rowe Price Value Fund

Class 2

Annual Shareholder Report

SFT Wellington Core Equity Fund

Class 1

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Wellington Core Equity Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$88	0.78%

How did the Fund perform last year and what affected its performance?

United States (US) equities rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 surging to a record high that was driven by performance in a select group of mega-cap technology companies leveraging AI innovation. Amid concerns about slowing economic activity and the cooling labor market, the U.S. Federal Reserve (Fed) began easing monetary policy in September delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice and indicated a slower pace of cuts in 2025. In November, Donald Trump won the presidential election cementing a path to enact major policy initiatives.

During the period, security selection was the primary driver of relative outperformance, and sector allocation, a fall-out of our bottom-up stock selection process, detracted from relative performance. Strong selection in information technology (an overweight in Broadcom and not owning Intel), health care (not owning Johnson & Johnson and an overweight in Boston Scientific), and communication services (overweights in Netflix and Meta Platforms) was partially offset by weaker selection in consumer staples (overweights in Estee Lauder and Brown Forman), consumer discretionary (an underweight in Tesla and overweight in Nike), and energy (overweights in ConocoPhillips and EOG Resources). From a sector allocation perspective, the Fund’s overweight allocation to health care and underweight allocation to information technology detracted from relative performance while underweights to energy and materials contributed, partially offsetting results.

SFT Wellington Core Equity Fund

Class 1

Fund Performance

Total Return Based on $10,000 Investment

	Class 1	S&P 500® Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,706	$9,700	$9,953
2/28/2015	$10,401	$10,257	$9,996
3/31/2015	$10,386	$10,095	$10,056
4/30/2015	$10,379	$10,192	$10,076
5/31/2015	$10,585	$10,323	$10,128
6/30/2015	$10,464	$10,123	$10,163
7/31/2015	$10,723	$10,335	$10,164
8/31/2015	$10,035	$9,712	$10,149
9/30/2015	$9,583	$9,471	$10,134
10/31/2015	$10,189	$10,270	$10,129
11/30/2015	$10,280	$10,301	$10,108
12/31/2015	$10,101	$10,138	$10,073
1/31/2016	$9,361	$9,635	$10,090
2/29/2016	$9,259	$9,622	$10,098
3/31/2016	$9,882	$10,275	$10,141
4/30/2016	$10,074	$10,315	$10,190
5/31/2016	$10,238	$10,500	$10,231
6/30/2016	$10,032	$10,527	$10,265
7/31/2016	$10,356	$10,915	$10,249
8/31/2016	$10,432	$10,931	$10,257
9/30/2016	$10,426	$10,933	$10,282
10/31/2016	$10,251	$10,733	$10,295
11/30/2016	$10,515	$11,131	$10,279
12/31/2016	$10,616	$11,351	$10,282
1/31/2017	$10,873	$11,566	$10,342
2/28/2017	$11,256	$12,025	$10,374
3/31/2017	$11,224	$12,039	$10,383
4/30/2017	$11,406	$12,163	$10,414
5/31/2017	$11,596	$12,334	$10,422
6/30/2017	$11,599	$12,411	$10,432
7/31/2017	$11,795	$12,666	$10,425
8/31/2017	$11,786	$12,705	$10,456
9/30/2017	$12,064	$12,967	$10,511
10/31/2017	$12,356	$13,270	$10,505
11/30/2017	$12,775	$13,677	$10,505
12/31/2017	$12,889	$13,829	$10,499
1/31/2018	$13,677	$14,621	$10,556
2/28/2018	$13,202	$14,082	$10,604
3/31/2018	$13,013	$13,724	$10,628
4/30/2018	$13,073	$13,777	$10,670
5/31/2018	$13,295	$14,108	$10,715
6/30/2018	$13,364	$14,195	$10,732
7/31/2018	$13,927	$14,724	$10,733
8/31/2018	$14,338	$15,203	$10,738
9/30/2018	$14,380	$15,290	$10,751
10/31/2018	$13,480	$14,245	$10,770
11/30/2018	$13,828	$14,535	$10,734
12/31/2018	$12,621	$13,223	$10,699
1/31/2019	$13,609	$14,282	$10,720
2/28/2019	$14,157	$14,741	$10,765
3/31/2019	$14,353	$15,027	$10,826
4/30/2019	$14,993	$15,636	$10,883
5/31/2019	$14,219	$14,642	$10,906
6/30/2019	$15,128	$15,674	$10,908
7/31/2019	$15,414	$15,899	$10,927
8/31/2019	$15,219	$15,648	$10,926
9/30/2019	$15,496	$15,940	$10,935
10/31/2019	$15,748	$16,286	$10,960
11/30/2019	$16,314	$16,877	$10,954
12/31/2019	$16,919	$17,386	$10,944
1/31/2020	$17,019	$17,379	$10,986
2/29/2020	$15,560	$15,949	$11,017
3/31/2020	$13,572	$13,979	$10,993
4/30/2020	$15,182	$15,771	$10,919
5/31/2020	$15,900	$16,522	$10,919
6/30/2020	$16,190	$16,850	$10,979
7/31/2020	$17,107	$17,801	$11,034
8/31/2020	$18,305	$19,080	$11,069
9/30/2020	$17,777	$18,355	$11,085
10/31/2020	$17,440	$17,867	$11,089
11/30/2020	$19,331	$19,823	$11,083
12/31/2020	$20,008	$20,585	$11,093
1/31/2021	$19,723	$20,377	$11,140
2/28/2021	$20,101	$20,939	$11,201
3/31/2021	$20,906	$21,856	$11,281
4/30/2021	$22,037	$23,022	$11,373
5/31/2021	$22,054	$23,183	$11,465
6/30/2021	$22,522	$23,724	$11,571
7/31/2021	$23,059	$24,288	$11,626
8/31/2021	$23,688	$25,026	$11,651
9/30/2021	$22,550	$23,863	$11,682
10/31/2021	$24,080	$25,534	$11,779
11/30/2021	$23,799	$25,357	$11,837
12/31/2021	$24,846	$26,494	$11,873
1/31/2022	$23,589	$25,123	$11,974
2/28/2022	$22,669	$24,371	$12,083
3/31/2022	$23,191	$25,276	$12,244
4/30/2022	$21,220	$23,071	$12,313
5/31/2022	$21,288	$23,114	$12,448
6/30/2022	$19,622	$21,206	$12,619
7/31/2022	$21,287	$23,161	$12,618
8/31/2022	$20,558	$22,217	$12,613
9/30/2022	$18,783	$20,170	$12,640
10/31/2022	$20,202	$21,804	$12,692
11/30/2022	$21,253	$23,022	$12,679
12/31/2022	$20,062	$21,696	$12,640
1/31/2023	$21,120	$23,059	$12,741
2/28/2023	$20,387	$22,496	$12,812
3/31/2023	$21,124	$23,322	$12,855
4/30/2023	$21,446	$23,686	$12,919
5/31/2023	$21,382	$23,789	$12,952
6/30/2023	$22,583	$25,361	$12,994
7/31/2023	$23,214	$26,176	$13,019
8/31/2023	$22,890	$25,759	$13,076
9/30/2023	$21,754	$24,531	$13,108
10/31/2023	$21,540	$24,015	$13,103
11/30/2023	$23,338	$26,208	$13,077
12/31/2023	$24,281	$27,399	$13,064
1/31/2024	$24,882	$27,859	$13,135
2/29/2024	$26,389	$29,347	$13,216
3/31/2024	$27,172	$30,291	$13,301
4/30/2024	$26,271	$29,054	$13,353
5/31/2024	$27,401	$30,494	$13,375
6/30/2024	$28,380	$31,589	$13,380
7/31/2024	$28,486	$31,973	$13,396
8/31/2024	$29,272	$32,749	$13,407
9/30/2024	$29,743	$33,448	$13,428
10/31/2024	$29,356	$33,145	$13,443
11/30/2024	$30,992	$35,090	$13,436
12/31/2024	$30,433	$34,254	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 1	25.34%	12.46%	11.77%
S&P 500® Index	25.02%	14.53%	13.10%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$131,669,388
# of Portfolio Holdings	69
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$708,008

SFT Wellington Core Equity Fund

Class 1

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Apple, Inc.	8.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.3%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.4%
JPMorgan Chase & Co.	2.4%
Eli Lilly & Co.	2.1%
Total	43.5%

Sector Diversification (% of net assets)

Information Technology	31.6%
Financial	12.1%
Consumer Discretionary	12.0%
Health Care	11.9%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.4%
Utilities	3.2%
Energy	2.9%
Other	3.9%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Wellington Core Equity Fund

Class 1

Annual Shareholder Report

SFT Wellington Core Equity Fund

Class 2

December 31, 2024

Fund Overview

This Annual shareholder report contains important information about  SFT Wellington Core Equity Fund for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$116	1.03%

How did the Fund perform last year and what affected its performance?

United States (US) equities rose over the trailing twelve-month period ending December 31, 2024, with the S&P 500 surging to a record high that was driven by performance in a select group of mega-cap technology companies leveraging AI innovation. Amid concerns about slowing economic activity and the cooling labor market, the U.S. Federal Reserve (Fed) began easing monetary policy in September delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice and indicated a slower pace of cuts in 2025. In November, Donald Trump won the presidential election cementing a path to enact major policy initiatives.

During the period, security selection was the primary driver of relative outperformance, and sector allocation, a fall-out of our bottom-up stock selection process, detracted from relative performance. Strong selection in information technology (an overweight in Broadcom and not owning Intel), health care (not owning Johnson & Johnson and an overweight in Boston Scientific), and communication services (overweights in Netflix and Meta Platforms) was partially offset by weaker selection in consumer staples (overweights in Estee Lauder and Brown Forman), consumer discretionary (an underweight in Tesla and overweight in Nike), and energy (overweights in ConocoPhillips and EOG Resources). From a sector allocation perspective, the Fund’s overweight allocation to health care and underweight allocation to information technology detracted from relative performance while underweights to energy and materials contributed, partially offsetting results.

SFT Wellington Core Equity Fund

Class 2

Fund Performance

Total Return Based on $10,000 Investment

	Class 2	S&P 500® Index	Consumer Price Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,704	$9,700	$9,953
2/28/2015	$10,396	$10,257	$9,996
3/31/2015	$10,379	$10,095	$10,056
4/30/2015	$10,371	$10,192	$10,076
5/31/2015	$10,574	$10,323	$10,128
6/30/2015	$10,451	$10,123	$10,163
7/31/2015	$10,708	$10,335	$10,164
8/31/2015	$10,018	$9,712	$10,149
9/30/2015	$9,565	$9,471	$10,134
10/31/2015	$10,168	$10,270	$10,129
11/30/2015	$10,257	$10,301	$10,108
12/31/2015	$10,076	$10,138	$10,073
1/31/2016	$9,336	$9,635	$10,090
2/29/2016	$9,232	$9,622	$10,098
3/31/2016	$9,851	$10,275	$10,141
4/30/2016	$10,041	$10,315	$10,190
5/31/2016	$10,202	$10,500	$10,231
6/30/2016	$9,995	$10,527	$10,265
7/31/2016	$10,315	$10,915	$10,249
8/31/2016	$10,389	$10,931	$10,257
9/30/2016	$10,380	$10,933	$10,282
10/31/2016	$10,204	$10,733	$10,295
11/30/2016	$10,464	$11,131	$10,279
12/31/2016	$10,563	$11,351	$10,282
1/31/2017	$10,816	$11,566	$10,342
2/28/2017	$11,196	$12,025	$10,374
3/31/2017	$11,161	$12,039	$10,383
4/30/2017	$11,340	$12,163	$10,414
5/31/2017	$11,526	$12,334	$10,422
6/30/2017	$11,527	$12,411	$10,432
7/31/2017	$11,720	$12,666	$10,425
8/31/2017	$11,707	$12,705	$10,456
9/30/2017	$11,982	$12,967	$10,511
10/31/2017	$12,269	$13,270	$10,505
11/30/2017	$12,682	$13,677	$10,505
12/31/2017	$12,793	$13,829	$10,499
1/31/2018	$13,572	$14,621	$10,556
2/28/2018	$13,098	$14,082	$10,604
3/31/2018	$12,908	$13,724	$10,628
4/30/2018	$12,964	$13,777	$10,670
5/31/2018	$13,182	$14,108	$10,715
6/30/2018	$13,247	$14,195	$10,732
7/31/2018	$13,803	$14,724	$10,733
8/31/2018	$14,207	$15,203	$10,738
9/30/2018	$14,246	$15,290	$10,751
10/31/2018	$13,352	$14,245	$10,770
11/30/2018	$13,693	$14,535	$10,734
12/31/2018	$12,495	$13,223	$10,699
1/31/2019	$13,471	$14,282	$10,720
2/28/2019	$14,010	$14,741	$10,765
3/31/2019	$14,201	$15,027	$10,826
4/30/2019	$14,832	$15,636	$10,883
5/31/2019	$14,063	$14,642	$10,906
6/30/2019	$14,959	$15,674	$10,908
7/31/2019	$15,239	$15,899	$10,927
8/31/2019	$15,042	$15,648	$10,926
9/30/2019	$15,313	$15,940	$10,935
10/31/2019	$15,559	$16,286	$10,960
11/30/2019	$16,115	$16,877	$10,954
12/31/2019	$16,709	$17,386	$10,944
1/31/2020	$16,804	$17,379	$10,986
2/29/2020	$15,361	$15,949	$11,017
3/31/2020	$13,395	$13,979	$10,993
4/30/2020	$14,981	$15,771	$10,919
5/31/2020	$15,686	$16,522	$10,919
6/30/2020	$15,969	$16,850	$10,979
7/31/2020	$16,870	$17,801	$11,034
8/31/2020	$18,047	$19,080	$11,069
9/30/2020	$17,524	$18,355	$11,085
10/31/2020	$17,188	$17,867	$11,089
11/30/2020	$19,047	$19,823	$11,083
12/31/2020	$19,710	$20,585	$11,093
1/31/2021	$19,425	$20,377	$11,140
2/28/2021	$19,794	$20,939	$11,201
3/31/2021	$20,582	$21,856	$11,281
4/30/2021	$21,691	$23,022	$11,373
5/31/2021	$21,703	$23,183	$11,465
6/30/2021	$22,159	$23,724	$11,571
7/31/2021	$22,683	$24,288	$11,626
8/31/2021	$23,297	$25,026	$11,651
9/30/2021	$22,173	$23,863	$11,682
10/31/2021	$23,672	$25,534	$11,779
11/30/2021	$23,391	$25,357	$11,837
12/31/2021	$24,415	$26,494	$11,873
1/31/2022	$23,175	$25,123	$11,974
2/28/2022	$22,267	$24,371	$12,083
3/31/2022	$22,775	$25,276	$12,244
4/30/2022	$20,834	$23,071	$12,313
5/31/2022	$20,897	$23,114	$12,448
6/30/2022	$19,258	$21,206	$12,619
7/31/2022	$20,888	$23,161	$12,618
8/31/2022	$20,168	$22,217	$12,613
9/30/2022	$18,423	$20,170	$12,640
10/31/2022	$19,809	$21,804	$12,692
11/30/2022	$20,836	$23,022	$12,679
12/31/2022	$19,664	$21,696	$12,640
1/31/2023	$20,697	$23,059	$12,741
2/28/2023	$19,975	$22,496	$12,812
3/31/2023	$20,692	$23,322	$12,855
4/30/2023	$21,004	$23,686	$12,919
5/31/2023	$20,937	$23,789	$12,952
6/30/2023	$22,108	$25,361	$12,994
7/31/2023	$22,721	$26,176	$13,019
8/31/2023	$22,399	$25,759	$13,076
9/30/2023	$21,283	$24,531	$13,108
10/31/2023	$21,069	$24,015	$13,103
11/30/2023	$22,823	$26,208	$13,077
12/31/2023	$23,740	$27,399	$13,064
1/31/2024	$24,322	$27,859	$13,135
2/29/2024	$25,790	$29,347	$13,216
3/31/2024	$26,550	$30,291	$13,301
4/30/2024	$25,665	$29,054	$13,353
5/31/2024	$26,763	$30,494	$13,375
6/30/2024	$27,714	$31,589	$13,380
7/31/2024	$27,811	$31,973	$13,396
8/31/2024	$28,572	$32,749	$13,407
9/30/2024	$29,027	$33,448	$13,428
10/31/2024	$28,643	$33,145	$13,443
11/30/2024	$30,233	$35,090	$13,436
12/31/2024	$29,681	$34,254	$13,441

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class 2	25.02%	12.18%	11.49%
S&P 500® Index	25.02%	14.53%	13.10%
Consumer Price Index	2.89%	4.20%	3.00%

The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost.The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$131,669,388
# of Portfolio Holdings	69
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$708,008

SFT Wellington Core Equity Fund

Class 2

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Apple, Inc.	8.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.3%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.4%
JPMorgan Chase & Co.	2.4%
Eli Lilly & Co.	2.1%
Total	43.5%

Sector Diversification (% of net assets)

Information Technology	31.6%
Financial	12.1%
Consumer Discretionary	12.0%
Health Care	11.9%
Communication Services	9.7%
Industrials	8.4%
Consumer Staples	4.4%
Utilities	3.2%
Energy	2.9%
Other	3.9%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Wellington Core Equity Fund

Class 2

(b)            Not applicable.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics is filed under Item 19(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees (the “Board”) of the registrant has determined that Julie K. Getchell is an “audit committee financial expert”, as defined in Item 3 of Form N-CSR. Ms. Getchell is “independent” for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and of the Board in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or of the Board.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)             Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2024	2023
$375,146	$347,357

(b)             Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4 were as follows:

2024	2023
$-	$-

(c)             Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation were as follows:

2024	2023
$-	$10,350

(d)             All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4 were as follows:

2024	2023
$3,152	$4,890

(e)(1)      The registrant’s audit committee have adopted policies and procedures that ensure all services performed by the registrant’s principal accountant do not impair the independence of the principal accountant. Pursuant to these policies and procedures, the audit committee is responsible for pre-approving certain non-audit services rendered by the principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant. In accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the Trust. Although the audit committee is not required to pre-approve all services rendered by the principal accountant to the registrant’s investment adviser and other entities under common control, the audit committee receives a report from its principal accountant on an annual basis disclosing the aggregate fees for all services provided to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant. The audit committee’s pre-approval process is illustrated as follows:

Securian Funds Trust

Pre-approval of services

Is the service performed directly for the Trust?
no
yes
Is service related to affiliate under common control – providing on-going service to the Trust?
no
No Audit Committee Pre-approval required
yes
Does service relate directly to the operations and financial reporting of the Trust?
no
yes
Pre-approval of service on a case-by-case basis
Is service Audit Audit-Related, Tax Services or Other Non-Audit Services?
yes
Is service Audit Services?
yes
Pre-approval annually by Audit Committee
Is service Audit-related or Tax Services?
yes
Is service fee estimate ≥$20,000 (on an individual project basis)? (1)
yes
Pre-approval of service by Committee on a case-by-case basis no
Pre-approval of service by Committee Chair on a case-by-case basis
Is service other Non-Audit Services?
yes
Is Service allowable under applicable SEC rules (not prohibited)?
no
Service not allowed
yes
Pre-approval of service by Committee on a case-by-case basis

(1) All projects will be continuously monitored for any revisions to fee estimates that would bring project cost ≥$20,000.

For projects with fee estimates <$20,000 Audit Committee Chair pre-approval required.

For projects ≥$20,000, Audit Committee pre-approval required.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended by the principal accountant’s engagement to audit the registrant’s financial statements for the more recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for each of the last two fiscal years are reported in paragraphs (b)-(d) of this Item 4, above.

(h) The registrant’s audit committee has determined that the non-audit services rendered by the principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, were not required to be pre-approved by the audit committee because they did not relate directly to the operations and financial reporting of the registrant and were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The registrant’s most recent audited financial statements are included within the report transmitted to shareholders pursuant to Rule 30e-1 filed under Item 1 of this Form N-CSR.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Shareholder report

December 31, 2024

SFT Balanced Stabilization Fund

SFT Core Bond Fund

SFT Equity Stabilization Fund

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT Macquarie Growth Fund (formerly SFT Delaware IvySM Growth Fund)

SFT Macquarie Small Cap Growth Fund (formerly SFT Delaware IvySM Small Cap Growth Fund)

SFT Real Estate Securities Fund

SFT T. Rowe Price Value Fund

SFT Wellington Core Equity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Securian Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SFT Balanced Stabilization Fund, SFT Core Bond Fund, SFT Equity Stabilization Fund, SFT Government Money Market Fund, SFT Index 400 Mid-Cap Fund, SFT Index 500 Fund, SFT Macquarie Growth Fund (formerly SFT Delaware Ivy Growth Fund), SFT Macquarie Small Cap Growth Fund (formerly SFT Delaware Ivy Small Cap Growth Fund), SFT Real Estate Securities Fund, SFT T. Rowe Price Value Fund, and SFT Wellington Core Equity Fund (collectively, the Funds), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Securian Funds Trust investment companies since 1985.

Columbus, Ohio
February 27, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

SFT Balanced Stabilization Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (35.4%)
Government Obligations (2.5%)
U.S. Government Agencies and Obligations (2.5%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$43,397	$38,291
3.500%, 10/01/44	44,452	40,176
3.500%, 11/01/44	43,570	39,357
3.500%, 12/01/44	47,627	42,982
		160,806
Federal National Mortgage Association (0.0%)
3.000%, 04/01/43	66,271	58,398
3.000%, 05/01/43	21,883	19,283
3.000%, 06/01/43	100,296	88,382
3.500%, 08/01/42	44,364	40,407
3.500%, 02/01/43	55,061	50,357
		256,827
U.S. Treasury (2.5%)
U.S. Treasury Bonds
4.000%, 11/15/42	5,530,000	4,981,104
4.000%, 11/15/52	1,200,000	1,047,047
U.S. Treasury Notes, 3.875%, 12/31/27	9,350,000	9,241,526
		15,269,677
Total government obligations (cost: $16,448,285)		15,687,310
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,368,395
Total other mortgage-backed securities (cost: $1,542,174)		1,368,395
Corporate Obligations (32.7%)
Basic Materials (1.2%)
Chemicals (0.8%)
Celanese U.S. Holdings LLC, 6.330%, 07/15/29	1,500,000	1,530,551
Mosaic Co., 5.450%, 11/15/33	200,000	198,078
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	993,320
Yara International ASA 3.148%, 06/04/30 (b) (c)	1,000,000	896,729
4.750%, 06/01/28 (b) (c)	1,000,000	985,031
		4,603,709
Mining (0.4%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,734,219
FMG Resources August 2006 Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	987,820
		2,722,039
	Principal	Value(a)
Communications (2.5%)
Broadline Retail (0.3%)
Amazon.com, Inc.
3.875%, 08/22/37	$1,000,000	$883,482
4.050%, 08/22/47	1,000,000	827,244
		1,710,726
Media (0.8%)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750%, 02/15/28	1,500,000	1,428,649
6.834%, 10/23/55	1,000,000	974,376
Comcast Corp.
2.887%, 11/01/51	1,319,000	794,833
2.937%, 11/01/56	327,000	191,015
4.200%, 08/15/34 (d)	500,000	457,625
Walt Disney Co., 4.950%, 10/15/45	1,000,000	915,321
		4,761,819
Software (0.3%)
Netflix, Inc., 4.875%, 04/15/28	2,000,000	2,008,001
Telecommunication (1.1%)
AT&T, Inc. 2.550%, 12/01/33	943,000	760,088
3.550%, 09/15/55	1,405,000	947,965
3.800%, 12/01/57	75,000	51,851
4.500%, 05/15/35	1,000,000	924,996
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	994,822
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	847,136
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	684,559
2.987%, 10/30/56	1,194,000	709,604
3.000%, 11/20/60	2,000,000	1,159,217
		7,080,238
Consumer Cyclical (2.0%)
Auto Manufacturers (0.6%)
Ford Motor Credit Co. LLC, 4.687%, 06/09/25	2,000,000	1,995,247
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	2,002,068
		3,997,315
Entertainment (0.2%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52	1,400,000	1,045,153

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Passenger Airlines (0.7%)
Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b) (c)	$653,865	$624,366
American Airlines Pass-Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	597,316	574,136
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,972,968
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.300%, 02/15/27	125,848	125,154
Series 2018-1, Class AA, 3.500%, 09/01/31	863,340	806,099
		4,102,723
Retail (0.5%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	995,263
Lowe's Cos., Inc., 5.625%, 04/15/53	2,250,000	2,165,551
		3,160,814
Consumer, Non-cyclical (5.1%)
Agricultural Operations (0.4%)
Cargill, Inc. 3.125%, 05/25/51 (c)	1,000,000	658,271
4.375%, 04/22/52 (c)	2,150,000	1,775,316
		2,433,587
Beverages (0.3%)
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,874,290
Biotechnology (0.6%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,925,431
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,791,611
		3,717,042
Commercial Services (0.7%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	2,000,000	1,974,768
Global Payments, Inc.
4.800%, 04/01/26	750,000	748,211
5.300%, 08/15/29	1,500,000	1,502,721
		4,225,700
Consumer Staples Distribution & Retail (0.3%)
Kroger Co.
4.450%, 02/01/47	1,000,000	823,719
5.150%, 08/01/43	1,100,000	1,008,591
		1,832,310
	Principal	Value(a)
Food Products (0.4%)
General Mills, Inc., 3.000%, 02/01/51	$1,002,000	$635,182
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	768,558
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	913,198
		2,316,938
Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	746,688
4.750%, 11/30/36	1,000,000	966,361
4.750%, 04/15/43	250,000	236,172
		1,949,221
Health Care Providers & Services (0.5%)
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	807,749
HCA, Inc., 6.000%, 04/01/54	1,500,000	1,431,049
UnitedHealth Group, Inc., 3.750%, 07/15/25 (d)	1,000,000	995,886
		3,234,684
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	781,278
Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	791,984
Pharmaceuticals (1.4%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	995,868
3.800%, 03/15/25	670,000	668,792
4.400%, 11/06/42	1,000,000	866,897
4.450%, 05/14/46	1,000,000	851,141
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,882,820
Bristol-Myers Squibb Co., 3.875%, 08/15/25	229,000	227,796
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	993,469
CVS Pass-Through Trust, 6.943%, 01/10/30	94,736	97,505
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,027,283
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,002,297
		8,613,868
Energy (1.3%)
Oil & Gas (0.6%)
Baker Hughes Holdings LLC/ Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	964,093
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	978,937

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Coterra Energy, Inc., 3.900%, 05/15/27	$1,000,000	$977,654
Phillips 66, 4.650%, 11/15/34	1,000,000	932,510
		3,853,194
Pipelines (0.7%)
Energy Transfer LP, 4.900%, 03/15/35	1,000,000	941,892
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	254,042
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	731,745
MPLX LP, 4.950%, 09/01/32	2,000,000	1,929,297
Williams Cos., Inc., 3.750%, 06/15/27	500,000	487,441
		4,344,417
Financial (11.5%)
Banks (6.5%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	749,686
Bank of America Corp.
Series L, 3.950%, 04/21/25	1,000,000	997,264
Series L, 4.183%, 11/25/27	1,000,000	981,519
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (e)	1,000,000	890,198
4.948%, 07/22/28 (SOFRRATE + 2.040%) (e)	1,500,000	1,502,893
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (e)	1,000,000	974,462
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (e)	1,500,000	1,470,354
5.834%, 10/25/33 (SOFRRATE + 2.074%) (e)	1,000,000	1,035,784
Citigroup, Inc.
3.300%, 04/27/25	750,000	746,382
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (e)	1,000,000	954,987
4.650%, 07/23/48	1,250,000	1,072,873
4.750%, 05/18/46 (f)	1,200,000	1,055,448
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (e)	2,000,000	1,898,804
Discover Bank, 4.250%, 03/13/26	500,000	495,817
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRRATE + 2.192%) (e)	1,000,000	1,034,140
Fifth Third Bank, Inc., 3.950%, 07/28/25	1,000,000	995,660
First Republic Bank 4.375%, 08/01/46 (g) (h)	575,000	144
4.625%, 02/13/47 (g) (h)	1,379,000	345
	Principal	Value(a)
Goldman Sachs Group, Inc.
3.850%, 01/26/27	$1,000,000	$981,380
4.482%, 08/23/28 (SOFRRATE + 1.725%) (e)	2,000,000	1,976,761
5.150%, 05/22/45 (f)	1,000,000	922,503
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	998,906
3.328%, 04/22/52 (SOFRRATE + 1.580%) (e)	2,000,000	1,372,484
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (e)	1,000,000	769,823
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,950,168
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%) (e)	3,000,000	2,967,795
Morgan Stanley
2.802%, 01/25/52 (SOFRRATE + 1.430%) (e)	2,000,000	1,223,584
6.342%, 10/18/33 (SOFRRATE + 2.560%) (e)	1,000,000	1,058,129
PNC Bank NA, 4.050%, 07/26/28	1,000,000	966,220
Synchrony Bank, 5.400%, 08/22/25	1,000,000	1,001,245
Truist Financial Corp., 6.123%, 10/28/33 (SOFRRATE + 2.300%) (e)	2,000,000	2,083,988
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (e)	1,000,000	1,022,428
Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (e)	1,600,000	1,165,678
4.750%, 12/07/46 (f)	2,300,000	1,944,339
		40,262,191
Financial Services (2.3%)
American Express Co.
3.300%, 05/03/27	1,000,000	970,357
4.050%, 12/03/42	2,000,000	1,676,119
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,496,697
5.468%, 02/01/29 (SOFRRATE + 2.080%) (e)	1,500,000	1,510,298
CME Group, Inc., 3.000%, 03/15/25	1,000,000	996,433
Discover Financial Services
3.750%, 03/04/25	1,000,000	997,853
4.100%, 02/09/27	1,000,000	982,022
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	973,818
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,933,025
Jefferies Financial Group, Inc., 2.625%, 10/15/31	2,000,000	1,686,843
		14,223,465

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Insurance (1.2%)
American Financial Group, Inc., 4.500%, 06/15/47	$1,000,000	$828,638
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	988,055
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	835,543
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,457,397
Principal Life Global Funding II, 1.500%, 08/27/30 (c) (f)	3,000,000	2,450,457
		7,560,090
Real Estate Investment Trust — Health Care (0.8%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	488,850
DOC Dr. LLC, 4.300%, 03/15/27	1,000,000	989,156
Healthcare Realty Holdings LP
3.750%, 07/01/27	1,000,000	971,695
3.875%, 05/01/25	1,000,000	995,042
Welltower OP LLC, 4.125%, 03/15/29	1,500,000	1,450,449
		4,895,192
Real Estate Investment Trust — Shopping Centers (0.2%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	1,000,000	997,116
Residential REITs (0.1%)
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	996,533
Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	976,753
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	848,005
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	439,624
		2,264,382
Industrials (3.5%)
Aerospace & Defense (0.5%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	996,468
RTX Corp.
4.050%, 05/04/47	1,000,000	786,108
4.125%, 11/16/28	1,500,000	1,459,844
		3,242,420
Building Products (0.6%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	812,928
Mohawk Industries, Inc., 3.625%, 05/15/30	2,000,000	1,846,865
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	836,622
		3,496,415
	Principal	Value(a)
Electrical Equipment (0.6%)
Flex Ltd.
4.750%, 06/15/25 (b)	$1,000,000	$998,190
4.875%, 06/15/29 (b)	1,000,000	979,629
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,845,732
		3,823,551
Machinery (0.3%)
Caterpillar, Inc., 3.250%, 04/09/50	2,300,000	1,591,911
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	973,344
Textron, Inc., 3.875%, 03/01/25	750,000	748,602
		1,721,946
Packaging & Containers (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	981,251
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	1,041,283
		2,022,534
Transportation (0.6%)
Canadian Pacific Railway Co., 4.300%, 05/15/43 (b)	250,000	211,047
FedEx Corp., 4.400%, 01/15/47	1,000,000	810,087
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,518,544
		3,539,678
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	994,409
4.550%, 11/07/28	1,000,000	983,239
		1,977,648
Information Technology (2.1%)
Computers (0.8%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	884,021
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,096,612
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,913,420
		4,894,053
Semiconductor Equipment (0.7%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,751,110
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,676,751
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	966,932
		4,394,793

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Software (0.6%)
Fiserv, Inc., 3.850%, 06/01/25	$1,000,000	$995,158
Oracle Corp., 3.800%, 11/15/37	1,000,000	835,629
VMware LLC, 1.400%, 08/15/26	1,800,000	1,705,106
		3,535,893
Utilities (3.5%)
Electric Utilities (2.8%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,316,397
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	753,963
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	812,574
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,783,072
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	952,846
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,018,127
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	728,363
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,868,164
Northern States Power Co., 3.750%, 12/01/47	1,000,000	724,057
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	620,144
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	788,205
Union Electric Co., 5.250%, 01/15/54	1,500,000	1,400,710
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,772,604
		17,539,226
Gas Utilities (0.6%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	589,562
National Fuel Gas Co.
4.750%, 09/01/28	1,000,000	985,559
5.200%, 07/15/25	1,000,000	999,369
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	754,972
		3,329,462
Water Utilities (0.1%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	742,017
Total corporate obligations (cost: $213,475,692)		202,211,566
Total long-term debt securities (cost: $231,466,151)		219,267,271
	Shares	Value(a)
Mutual Funds (61.8%)
Investment Companies (61.8%)
iShares Core S&P 500 ETF (i)	36,440	$21,451,499
SFT Index 500 Fund Class 1 (h) (i) (j)	12,906,943	334,869,383
SPDR S&P 500 ETF Trust (d) (i)	36,170	21,198,514
Vanguard S&P 500 ETF (i)	8,375	4,512,534
Total mutual funds (cost: $126,021,576)		382,031,930
Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	5,911,334	5,911,334
Total short-term securities (cost: $5,911,334)		5,911,334
Total investments excluding purchased options (98.2%) (cost: $363,399,061)		607,210,535
Total purchased options outstanding (0.1%) (cost: $388,045)		419,650
Total investments in securities (cost: $363,787,106) (k)		607,630,185
Cash and other assets in excess of liabilities (1.7%)		10,510,241
Total net assets (100.0%)		$618,140,426

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Foreign security: the Fund held 1.4% of net assets in foreign securities at December 31, 2024.

(c)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  Variable rate security.

(f)  This security has been determined to be illiquid pursuant to the procedures of the Fund's Liquidity Risk Management Program.

(g)  In Federal Deposit Insurance Corporation receivership.

(h)  Non-income producing security.

(i)  Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

(j)  Affiliated security.

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

(k)  At December 31, 2024, the cost of investments for federal income tax purposes was $362,766,548. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$256,792,424
Gross unrealized depreciation	(13,253,796)
Net unrealized appreciation	$243,538,628

Holdings of Open Futures Contracts

On December 31, 2024, securities with an aggregate market value of $22,934,883 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	March 2025	75	Long	$8,007,018	$7,972,852	$(34,166)
10 Year U.S. Ultra	March 2025	110	Long	12,415,674	12,244,375	(171,299)
S&P 500 E-Mini Index Future	March 2025	94	Long	28,805,855	27,898,025	(907,830)
U.S. Ultra Bond	March 2025	20	Long	2,455,209	2,378,125	(77,084)
					$50,493,377	$(1,190,379)

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$20	February 2025	1,550	$155,000	$271,250

Put Options Purchased:

The Fund had the following put options purchased open at December 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,635	January 2025	53	$5,300	$148,400

Call Options Written:

The Fund had the following call options written open at December 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$40	February 2025	1,550	$155,000	$(102,300)

Put Options Written:

The Fund had the following put options written open at December 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,150	January 2025	53	$5,300	$(32,330)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (111.3%)
Government Obligations (74.9%)
Other Government Obligations (0.7%)
Provincial or Local Government Obligations (0.7%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,184,064
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	676,000	725,202
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, 08/01/37	620,000	611,256
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	250,010
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	312,979
		3,083,511
U.S. Government Agencies and Obligations (74.2%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	10,475	10,346
Federal Home Loan Mortgage Corporation (10.0%)
2.000%, 07/01/41	1,464,507	1,221,107
2.000%, 11/01/51	4,658,809	3,633,352
2.000%, 03/01/52	2,615,299	2,039,588
2.500%, 01/01/52	1,672,721	1,372,280
2.500%, 03/01/52	7,104,841	5,826,794
3.000%, 08/01/42	242,125	213,358
3.000%, 12/01/42	85,291	75,157
3.000%, 01/01/43	118,798	104,679
3.000%, 02/01/43	280,387	247,066
3.000%, 04/01/43	430,406	379,246
3.000%, 02/01/52	3,039,795	2,598,728
3.500%, 05/01/32	57,295	55,244
3.500%, 03/01/42	293,921	267,743
3.500%, 08/01/42	254,298	231,649
3.500%, 11/01/52	4,898,265	4,334,493
4.000%, 09/01/40	261,434	246,574
4.000%, 11/01/40	452,617	425,191
4.000%, 02/01/41	108,035	101,895
4.000%, 03/01/41	109,006	102,811
4.000%, 08/01/52	6,081,156	5,567,115
4.000%, 09/01/52	3,956,018	3,622,430
4.000%, 11/01/52	3,365,562	3,088,639
4.000%, 02/01/53	544,671	498,172
4.500%, 09/01/40	32,292	31,297
4.500%, 01/01/41	161,446	156,468
4.500%, 02/01/41	96,768	93,783
4.500%, 03/01/41	215,652	208,779
4.500%, 04/01/41	203,557	196,665
4.500%, 09/01/52	618,222	582,451
4.500%, 11/01/52	4,023,774	3,788,778
5.000%, 05/01/29	6,587	6,573
5.000%, 04/01/35	34,477	34,231
	Principal	Value(a)
5.000%, 08/01/35	$17,655	$17,507
5.000%, 11/01/35	35,335	35,133
5.000%, 11/01/39	185,808	185,091
5.000%, 04/01/40	59,228	59,000
5.000%, 08/01/40	40,130	39,975
5.500%, 05/01/34	241,444	243,368
5.500%, 10/01/34	60,108	60,677
5.500%, 07/01/35	94,943	96,010
5.500%, 10/01/35	98,401	99,292
5.500%, 12/01/38	49,423	49,629
6.000%, 11/01/33	108,036	110,788
6.500%, 09/01/32	12,314	12,574
6.500%, 11/01/32	9,886	10,135
6.500%, 06/01/36	62,264	65,063
7.000%, 12/01/37	21,282	22,050
		42,458,628
Federal National Mortgage Association (11.3%)
2.000%, 04/01/51	2,626,199	2,058,227
2.000%, 11/01/51	11,811,553	9,229,606
2.000%, 02/01/52	1,050,537	818,465
2.000%, 03/01/52	3,055,107	2,379,524
2.500%, 12/01/51	2,273,343	1,881,457
2.500%, 02/01/52	520,705	424,199
2.500%, 03/01/52	2,422,776	1,976,639
2.500%, 04/01/52	4,082,125	3,350,257
3.000%, 09/01/42	59,095	52,074
3.000%, 01/01/46	48,617	42,139
3.000%, 01/01/52	2,187,834	1,862,021
3.000%, 04/01/52	5,328,963	4,527,297
3.000%, 05/01/52	2,263,892	1,925,144
3.000%, 06/01/52	412,354	353,425
3.500%, 12/01/32	54,124	52,078
3.500%, 11/01/40	216,257	197,237
3.500%, 01/01/41	229,038	208,845
3.500%, 02/01/41	265,801	242,445
3.500%, 04/01/41	143,649	130,972
3.500%, 11/01/41	798,115	727,176
3.500%, 12/01/41	160,490	146,200
3.500%, 05/01/42	82,795	75,442
3.500%, 01/01/43	177,437	160,996
3.500%, 02/01/43	220,242	201,427
3.500%, 05/01/43	715,718	645,740
4.000%, 12/01/40	29,322	27,529
4.000%, 04/01/41	454,095	428,282
4.000%, 09/01/41	119,283	112,503
4.000%, 11/01/41	74,772	70,521
4.000%, 06/01/42	220,669	208,131
4.000%, 09/01/43	140,163	130,543
4.500%, 05/01/35	70,252	67,835
4.500%, 07/01/35	155,061	152,290
4.500%, 09/01/37	57,085	55,158
4.500%, 06/01/39	69,731	66,988
4.500%, 04/01/41	529,038	512,725
4.500%, 07/01/41	385,472	373,400
4.500%, 07/01/47	155,588	148,107
4.500%, 08/01/52	5,321,095	5,013,215
4.500%, 04/01/53	899,540	847,573
5.000%, 11/01/33	69,746	69,445
5.000%, 03/01/34	50,940	51,065
5.000%, 05/01/34	11,791	11,654
5.000%, 12/01/34	64,463	63,918

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
5.000%, 07/01/35	$59,783	$59,276
5.000%, 08/01/35	28,404	28,161
5.000%, 03/01/38	23,594	23,420
5.000%, 04/01/38	53,198	52,665
5.000%, 06/01/39	43,839	43,670
5.000%, 12/01/39	151,517	150,933
5.000%, 06/01/40	20,111	20,033
5.000%, 04/01/41	180,114	179,420
5.000%, 11/01/53	2,032,037	1,964,316
5.500%, 04/01/33	250,643	251,437
5.500%, 05/01/33	2,804	2,824
5.500%, 12/01/33	24,766	24,930
5.500%, 01/01/34	47,052	47,362
5.500%, 02/01/34	42,201	42,516
5.500%, 03/01/34	66,636	66,360
5.500%, 04/01/34	44,257	44,550
5.500%, 05/01/34	1,251	1,267
5.500%, 09/01/34	55,842	56,418
5.500%, 10/01/34	18,999	19,132
5.500%, 01/01/35	30,936	31,268
5.500%, 02/01/35	76,438	77,018
5.500%, 04/01/35	69,481	70,112
5.500%, 06/01/35	3,223	3,236
5.500%, 08/01/35	48,134	48,263
5.500%, 10/01/35	102,631	103,791
5.500%, 11/01/35	21,965	22,207
5.500%, 09/01/36	42,152	42,464
5.500%, 12/01/39	26,868	26,980
5.500%, 09/01/53	975,799	963,620
6.000%, 09/01/32	4,813	5,004
6.000%, 10/01/32	131,654	133,521
6.000%, 11/01/32	186,086	193,522
6.000%, 03/01/33	105,054	106,423
6.000%, 12/01/33	49,987	50,570
6.000%, 08/01/34	9,500	9,622
6.000%, 09/01/34	10,033	10,349
6.000%, 11/01/34	5,154	5,227
6.000%, 12/01/34	37,961	39,083
6.000%, 11/01/36	5,636	5,828
6.000%, 01/01/37	66,484	68,964
6.000%, 08/01/37	33,643	34,779
6.000%, 10/01/38	50,317	52,196
6.500%, 12/01/31	12,256	12,515
6.500%, 02/01/32	81,038	82,797
6.500%, 04/01/32	41,790	43,171
6.500%, 05/01/32	9,800	10,007
6.500%, 07/01/32	54,637	55,794
6.500%, 08/01/32	39,744	40,586
6.500%, 09/01/32	25,436	25,974
6.500%, 10/01/32	31,164	31,824
6.500%, 09/01/34	2,009	2,062
6.500%, 11/01/34	2,318	2,413
6.500%, 03/01/35	28,036	28,924
6.500%, 09/01/37	52,924	55,212
6.500%, 11/01/37	17,936	18,895
7.000%, 07/01/31	21,740	22,525
7.000%, 09/01/31	64,551	66,881
7.000%, 11/01/31	47,601	49,320
7.000%, 02/01/32	26,601	27,562
7.000%, 03/01/32	3,428	3,552
7.000%, 07/01/32	16,187	16,771
7.500%, 04/01/31	17,774	17,781
7.500%, 05/01/31	6,204	6,183
		47,883,400
	Principal	Value(a)
Government National Mortgage Association (6.3%)
1.000%, 12/20/42	$33,958	$27,910
3.000%, 11/16/44	504,746	434,993
3.000%, 03/15/45	350,656	306,775
3.000%, 04/15/45	723,636	633,011
3.000%, 05/15/45	37,050	32,433
3.250%, 04/20/33	62,620	59,299
3.250%, 03/20/35	555,110	520,983
3.250%, 11/20/35	310,514	291,903
3.250%, 01/20/36	547,603	511,401
3.500%, 11/15/40	43,589	40,109
3.500%, 04/20/46	225,470	202,915
3.500%, 01/20/49	475,000	415,979
3.750%, 03/20/46	555,150	508,277
4.000%, 07/20/31	141,377	138,609
4.000%, 04/20/39	129,493	120,934
4.000%, 12/20/40	306,401	286,867
4.000%, 01/15/41	16,079	15,195
4.000%, 02/15/41	132,394	124,340
4.000%, 10/15/41	84,888	79,721
4.000%, 12/20/44	38,103	35,860
4.000%, 01/15/55, TBA (c)	4,825,000	4,442,293
4.500%, 06/15/40	89,923	86,998
4.500%, 10/20/52	2,204,655	2,088,457
4.500%, 01/21/55, TBA (c)	5,450,000	5,152,394
5.000%, 05/15/33	22,311	22,134
5.000%, 12/15/39	34,893	34,793
5.000%, 01/15/40	297,547	296,393
5.000%, 07/15/40	70,578	69,394
5.500%, 07/15/38	85,008	86,402
5.500%, 10/15/38	101,267	102,678
5.000%, 01/15/55, TBA (c)	5,100,000	4,949,920
5.500%, 01/15/55, TBA (c)	3,325,000	3,296,684
5.755%, 06/20/54 (30 day USD SOFR Average + 1.150%) (b)	1,088,522	1,089,644
		26,505,698
U.S. Treasury (37.6%)
U.S. Treasury Bonds
4.125%, 08/15/44	5,215,000	4,724,464
4.500%, 11/15/54	17,360,000	16,581,513
4.625%, 11/15/44	15,970,000	15,500,881
U.S. Treasury Notes
4.000%, 12/15/27	14,855,000	14,738,945
4.125%, 11/30/29	56,170,000	55,524,922
4.250%, 11/30/26	20,720,000	20,714,334
4.250%, 12/31/26	6,265,000	6,265,000
4.250%, 11/15/34	22,700,000	22,114,766
4.375%, 12/31/29	3,645,000	3,642,722
		159,807,547
Uniform Mortgage-Backed Security (9.0%)
2.000%, 01/15/55, TBA (c)	2,725,000	2,117,879
2.500%, 01/15/55, TBA (c)	7,200,000	5,859,016
3.000%, 01/14/55, TBA (c)	6,025,000	5,109,870
3.500%, 01/14/55, TBA (c)	8,825,000	7,801,927
4.000%, 01/14/55, TBA (c)	4,550,000	4,158,933
4.500%, 01/15/55, TBA (c)	4,750,000	4,465,742
5.000%, 01/15/55, TBA (c)	5,750,000	5,547,460
5.500%, 01/15/55, TBA (c)	3,300,000	3,255,417
		38,316,244
Total government obligations (cost: $329,322,490)		318,065,374

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Asset-Backed Securities (8.4%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 6.479%, 07/20/34 (3-Month USD TERM SOFR + 1.862%) (b) (d)	$875,000	$875,317
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 5.747%, 04/20/32 (3-Month USD TERM SOFR + 1.130%) (b) (d)	988,540	989,036
AMMC CLO 28 Ltd., Series 2024-28A, Class A1A, 6.167%, 07/20/37 (3-Month USD TERM SOFR + 1.550%) (b) (d)	1,000,000	1,006,808
Apidos CLO XII Ltd., Series 2013-12A, Class ARR, 5.736%, 04/15/31 (3-Month USD TERM SOFR + 1.080%) (b) (d)	891,131	892,144
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R3, 5.471%, 01/20/37 (3 Month USD TERM SOFR + 1.140%) (b) (d)	790,000	790,000
Arbour CLO VII DAC, Series 7A, Class B1R, 4.996%, 12/15/38 (3-Month EUR EURIBOR + 2.050%) (b) (d)	1,350,000	1,397,131
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 6.203%, 10/28/34 (3-Month USD TERM SOFR + 1.650%) (b) (d)	1,080,000	1,079,430
Bain Capital Credit CLO Ltd., Series 2021-6A, Class A1R, 5.486%, 10/21/34 (3-Month USD TERM SOFR + 1.090%) (b) (d)	1,200,000	1,200,000
Barings CLO Ltd., Series 2018-4A, Class A1R, 5.806%, 10/15/30 (3-Month USD TERM SOFR + 1.150%) (b) (d)	1,040,371	1,040,666
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 5.428%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (b)	315,183	313,408
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 6.476%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (b) (d)	1,200,000	1,201,115
Chase Funding Trust
Series 2002-3, Class 2A1, 5.093%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (b)	87,305	85,357
	Principal	Value(a)
Series 2003-2, Class 2A2, 5.013%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (b)	$84,055	$82,660
CIFC Funding Ltd., Series 2022-3A, Class A, 6.027%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (b) (d)	1,250,000	1,253,000
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (d)	18,377	16,951
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (d)	442,605	408,449
Series 2018-AGS, Class A2, 4.953%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (b) (d)	82,138	81,029
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (d)	926,919	830,901
Series 2021-AGS, Class A, 1.200%, 03/25/52 (d)	395,654	321,927
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 6.306%, 10/15/30 (3-Month USD TERM SOFR + 1.650%) (b) (d)	1,100,000	1,101,916
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (d)	1,250,000	1,172,126
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (d)	1,555,036	1,330,774
HPS Loan Management Ltd., Series 2021-16A, Class A1, 6.028%, 01/23/35 (3-Month USD TERM SOFR + 1.402%) (b) (d)	1,150,000	1,151,922
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC3, Class A2, 5.013%, 08/25/32 (1-Month USD TERM SOFR + 0.674%) (b)	19,192	19,126
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (d)	451,989	419,556
Series 2021-BA, Class A, 0.940%, 07/15/69 (d)	1,100,956	986,429
Series 2021-FA, Class A, 1.110%, 02/18/70 (d)	1,091,252	952,735
Series 2022-A, Class A, 2.230%, 07/15/70 (d)	1,240,498	1,112,345
OCP CLO Ltd., Series 2014-6A, Class A1R2, 5.798%, 10/17/30 (3-Month USD TERM SOFR + 1.150%) (b) (d)	475,768	475,698

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Octagon 67 Ltd., Series 2023-1A, Class A1, 6.426%, 04/25/36 (3-Month USD TERM SOFR + 1.800%) (b) (d)	$1,100,000	$1,102,849
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 6.568%, 07/15/36 (3-Month USD TERM SOFR + 1.912%) (b) (d)	1,125,000	1,126,528
Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (d)	1,525,000	1,362,617
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (d)	2,000,000	1,875,724
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 5.856%, 04/25/32 (3-Month USD TERM SOFR + 1.230%) (b) (d)	878,160	878,988
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 5.651%, 08/20/32 (3-Month USD TERM SOFR + 1.130%) (b) (d)	1,172,862	1,172,801
Series 2021-2A, Class B, 6.629%, 07/20/34 (3-Month USD TERM SOFR + 2.012%) (b) (d)	450,000	449,992
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (d)	1,040	1,038
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (d)	1,500,000	1,464,811
Saxon Asset Securities Trust, Series 2004-1, Class A, 0.916%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (b)	181,022	155,901
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (d)	1,476,141	1,270,376
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.747%, 01/16/32 (3-Month USD TERM SOFR + 1.100%) (b) (d)	401,508	402,415
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.757%, 01/20/32 (3-Month USD TERM SOFR + 1.140%) (b) (d)	929,839	929,575
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (d)	975,000	893,521
Total asset-backed securities (cost: $36,662,494)		35,675,092
	Principal	Value(a)
Other Mortgage-Backed Securities (11.5%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.5%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.630%, 01/25/45 (b) (d)	$45,719	$44,197
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	15,477	9,061
CIM Trust
Series 2021-R3, Class A1, 1.951%, 06/25/57 (b) (d)	1,678,653	1,491,476
Series 2023-R3, Class A1A, 4.500%, 01/25/63 (b) (d)	1,484,778	1,472,657
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (b) (d)	63,758	62,222
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (b) (d)	1,652,964	1,448,605
CSMC Trust
Series 2013-6, Class B4, 3.405%, 08/25/43 (b) (d)	587,681	523,913
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (b) (d)	770,509	684,005
Series 2020-RPL6, Class A1, 3.458%, 03/25/59 (b) (d)	1,807,988	1,805,402
FARM 21-1 Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (b) (d)	1,445,421	1,135,280
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (b) (d)	352,302	349,776
Series 2021-3, Class TT, 2.000%, 03/25/61	968,702	852,940
Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2017-DNA2, Class M2R, 5.633%, 10/25/29 (30 day USD SOFR Average + 1.064%) (b)	232,520	232,754
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
Series 2015-SC01, Class 1A, 3.500%, 05/25/45	153,563	134,364
Series 2016-SC02, Class 1A, 3.000%, 10/25/46	40,035	33,330
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2016-C05, Class 2M2, 9.133%, 01/25/29 (30 day USD SOFR Average + 4.564%) (b)	413,964	427,295
Federal National Mortgage Association REMICS, Series 2004-33, Class AL, 4.500%, 05/25/34	537,000	518,605

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (b) (d)	$2,060,096	$1,811,335
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (b) (d)	1,846,344	1,617,417
GCAT Trust, Series 2024-INV4, Class A2, 5.500%, 12/25/54 (b) (d)	799,970	784,345
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 6.692%, 07/25/44 (b) (d)	2,110,021	2,045,328
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.416%, 06/25/29 (b) (d)	85,169	80,735
Series 2015-6, Class B4, 3.507%, 10/25/45 (b) (d)	1,375,000	968,613
Series 2016-3, Class B3, 3.292%, 10/25/46 (b) (d)	142,921	134,891
Series 2017-2, Class B4, 3.651%, 05/25/47 (b) (d)	2,509,472	2,233,362
Series 2021-13, Class A4, 2.500%, 04/25/52 (b) (d)	3,223,080	2,824,237
Series 2021-4, Class A5, 2.500%, 08/25/51 (b) (d)	2,400,000	1,581,884
Luminent Mortgage Trust, Series 2005-1, Class A1, 4.973%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (b)	1,187,573	1,126,396
Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	1,260	1,242
OBX Trust, Series 2022-NQM2, Class A1, 2.972%, 01/25/62 (b) (d)	1,855,280	1,700,998
PMT Loan Trust, Series 2024-INV1, Class A3, 5.500%, 10/25/59 (b) (d)	1,330,864	1,304,871
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.480%, 06/25/43 (b)	441,116	328,383
Series 2015-1, Class B2, 3.930%, 01/25/45 (b) (d)	90,705	87,119
Series 2015-3, Class B1, 3.730%, 07/25/45 (b) (d)	149,425	144,568
Series 2015-4, Class B2, 3.112%, 11/25/30 (b) (d)	20,585	19,011
Series 2017-1, Class B3, 3.601%, 02/25/47 (b) (d)	897,024	722,874
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.600%, 04/25/47 (b) (d)	1,158,925	860,673
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (b) (d)	714,106	613,291
Series 2021-6, Class A1, 1.920%, 11/25/66 (b) (d)	1,185,607	1,023,009
	Principal	Value(a)
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (b)	$5,574	$63
Series 1998-2, Class C, 6.750%, 05/02/30 (b)	3,607	232
Towd Point Mortgage Trust
Series 2015-4, Class M2, 3.750%, 04/25/55 (b) (d)	377,226	375,459
Series 2018-4, Class A1, 3.000%, 06/25/58 (b) (d)	1,466,094	1,362,989
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.704%, 06/20/45 (b) (d)	1,093,490	1,002,711
		35,981,918
Commercial Mortgage-Backed Securities (3.0%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.185%, 08/15/46 (b) (d)	1,350,000	1,098,910
BX Trust, Series 2022-PSB, Class D, 9.090%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (b) (d)	581,000	582,816
CRSNT Trust, Series 2021-MOON, Class A, 5.335%, 04/15/36 (1-Month USD TERM SOFR + 0.934%) (b) (d)	1,070,000	1,059,300
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	969,830
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,628,442
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,333,529
Series 2017-C7, Class AS, 4.061%, 12/15/50 (b)	1,505,000	1,419,003
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,893,044
		12,984,874
Total other mortgage-backed securities (cost: $54,105,206)		48,966,792
Corporate Obligations (14.6%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (d)	1,205,000	1,023,578
4.375%, 06/01/47	135,000	105,687
		1,129,265
Communications (1.4%)
Broadline Retail (0.1%)
Uber Technologies, Inc., 4.800%, 09/15/34	445,000	425,896

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Media (0.9%)
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30 (d)	$40,000	$36,526
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	953,458
3.700%, 04/01/51	685,000	428,553
4.800%, 03/01/50	1,000,000	752,764
CSC Holdings LLC
5.375%, 02/01/28 (d)	140,000	120,840
5.750%, 01/15/30 (d)	100,000	56,886
6.500%, 02/01/29 (d)	529,000	444,186
7.500%, 04/01/28 (d)	50,000	34,258
11.250%, 05/15/28 (d)	31,000	30,594
11.750%, 01/31/29 (d)	108,000	106,767
Sirius XM Radio LLC, 4.000%, 07/15/28 (d)	50,000	46,068
Time Warner Cable LLC, 5.500%, 09/01/41	535,000	454,859
VZ Secured Financing BV, 5.000%, 01/15/32 (d) (e)	535,000	473,185
		3,938,944
Telecommunication (0.4%)
Altice France SA, 8.125%, 02/01/27 (d) (e)	30,000	24,322
CommScope LLC, 4.750%, 09/01/29 (d)	109,000	97,089
Crown Castle Towers LLC, 4.241%, 07/15/48 (d)	625,000	601,596
Frontier Communications Holdings LLC, 8.625%, 03/15/31 (d)	312,000	331,828
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (d)	325,000	326,319
T-Mobile USA, Inc., 4.700%, 01/15/35	275,000	260,219
		1,641,373
Consumer Cyclical (0.9%)
Entertainment (0.5%)
Warnermedia Holdings, Inc.
4.279%, 03/15/32	185,000	163,076
5.050%, 03/15/42	1,000,000	805,480
5.141%, 03/15/52	1,615,000	1,205,659
		2,174,215
Passenger Airlines (0.2%)
JetBlue Pass-Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	634,897	596,648
Retail (0.2%)
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, 04/01/26 (d)	215,000	212,754
5.875%, 04/01/29 (d)	320,000	292,483
Michaels Cos., Inc., 7.875%, 05/01/29 (d)	341,000	206,853
	Principal	Value(a)
Papa John's International, Inc., 3.875%, 09/15/29 (d)	$225,000	$201,570
Raising Cane's Restaurants LLC, 9.375%, 05/01/29 (d)	35,000	37,494
		951,154
Consumer Staples (0.2%)
Pharmaceuticals (0.2%)
CVS Health Corp.
5.300%, 06/01/33	233,000	223,418
7.000%, 03/10/55 (5 year CMT + 2.886%) (b)	305,000	306,024
Grifols SA, 7.500%, 05/01/30 (e)	328,000	355,753
		885,195
Consumer, Non-cyclical (2.0%)
Agricultural Products (0.1%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (d) (e)	30,000	28,347
6.125%, 07/27/27 (d) (e)	470,000	482,658
		511,005
Biotechnology (0.1%)
Amgen, Inc., 5.650%, 03/02/53	110,000	106,109
Commercial Services (0.0%)
Adtalem Global Education, Inc., 5.500%, 03/01/28 (d)	100,000	97,698
Food Products (0.3%)
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,137,244
6.875%, 05/15/34	165,000	175,400
		1,312,644
Health Care Providers & Services (0.8%)
Centene Corp., 3.000%, 10/15/30	757,000	653,373
CommonSpirit Health, 4.350%, 11/01/42	405,000	338,573
Elevance Health, Inc., 5.200%, 02/15/35	195,000	190,474
HAH Group Holding Co. LLC, 9.750%, 10/01/31 (d)	45,000	45,036
IQVIA, Inc., 5.700%, 05/15/28	825,000	834,900
Kedrion SpA, 6.500%, 09/01/29 (d) (e)	305,000	286,852
ModivCare, Inc., 5.000%, 10/01/29 (d)	394,000	231,709
Sinai Health System, 3.034%, 01/20/36	1,010,000	922,829
		3,503,746
Pharmaceuticals (0.7%)
1375209 BC Ltd., 9.000%, 01/30/28 (d) (e)	335,000	334,747
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (d)	1,180,000	1,134,672
4.400%, 07/15/44 (d)	1,000,000	750,121
Bayer U.S. Finance LLC, 6.500%, 11/21/33 (d)	200,000	203,439

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
CVS Health Corp.
4.780%, 03/25/38	$90,000	$77,832
5.050%, 03/25/48	560,000	461,840
		2,962,651
Energy (1.3%)
Oil & Gas (0.1%)
Ecopetrol SA, 8.875%, 01/13/33 (e)	40,000	40,758
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (e)	300,000	291,750
		332,508
Pipelines (1.2%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	1,958,166
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (d) (e)	193,573	165,886
NGPL PipeCo LLC, 3.250%, 07/15/31 (d)	1,000,000	862,673
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,702,649
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	156,000	155,083
Venture Global Calcasieu Pass LLC, 6.250%, 01/15/30 (d)	60,000	60,562
Venture Global LNG, Inc.
7.000%, 01/15/30 (d)	67,000	68,003
9.875%, 02/01/32 (d)	76,000	83,393
		5,056,415
Financial (6.3%)
Banks (4.3%)
Bank of America Corp.
1.922%, 10/24/31 (SOFRRATE + 1.370%) (b)	710,000	593,197
2.592%, 04/29/31 (SOFRRATE + 2.150%) (b)	590,000	519,813
2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%) (b)	2,410,000	2,176,402
Citigroup, Inc., 2.520%, 11/03/32 (SOFRRATE + 1.177%) (b)	215,000	179,261
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (b)	555,000	532,787
2.383%, 07/21/32 (SOFRRATE + 1.248%) (b)	600,000	500,691
HSBC Holdings PLC, 2.357%, 08/18/31 (SOFRRATE + 1.947%) (b) (e)	1,155,000	983,822
JPMorgan Chase & Co.
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (b)	2,500,000	2,401,948
1.470%, 09/22/27 (SOFRRATE + 0.765%) (b)	910,000	860,909
	Principal	Value(a)
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (b)	$275,000	$235,948
Morgan Stanley, 1.928%, 04/28/32 (SOFRRATE + 1.020%) (b)	769,000	629,124
PNC Financial Services Group, Inc.
5.676%, 01/22/35 (SOFRRATE + 1.902%) (b)	85,000	86,005
6.875%, 10/20/34 (SOFRRATE + 2.284%) (b)	175,000	191,368
Santander U.K. Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (b) (e)	1,775,000	1,681,256
U.S. Bancorp
3.000%, 07/30/29	765,000	701,085
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (b)	800,000	789,522
5.836%, 06/12/34 (SOFRRATE + 2.260%) (b)	40,000	40,798
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (b)	3,390,000	3,192,794
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.432%) (b)	750,000	676,811
3.000%, 10/23/26	1,100,000	1,066,540
4.897%, 07/25/33 (SOFRRATE + 2.100%) (b)	195,000	188,295
		18,228,376
Financial Services (0.7%)
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,384,417
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (d) (e)	1,500,000	1,390,783
GGAM Finance Ltd.
8.000%, 02/15/27 (d) (e)	90,000	92,831
8.000%, 06/15/28 (d) (e)	126,000	132,303
Helios Leasing I LLC, 1.825%, 05/16/25	6,938	6,892
		3,007,226
Insurance (0.6%)
Farmers Insurance Exchange
4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (b) (d)	500,000	404,958
7.000%, 10/15/64 (10 year CMT + 3.864%) (b) (d)	235,000	242,277
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (d)	290,000	286,619
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (d)	2,125,000	1,702,873
		2,636,727
See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000%, 06/15/30	$196,000	$188,115
9.750%, 01/15/29	140,000	140,821
10.000%, 11/15/29 (d)	10,000	10,023
		338,959
Real Estate Investment Trust — Health Care (0.1%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	380,000	341,178
Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	740,000	503,543
3.950%, 11/01/27	15,000	13,019
4.650%, 04/01/29	120,000	90,434
5.950%, 02/15/28	15,000	12,798
		619,794
Residential REITs (0.1%)
American Homes 4 Rent LP, 5.500%, 02/01/34	220,000	219,079
Invitation Homes Operating Partnership LP
2.700%, 01/15/34	10,000	7,978
5.500%, 08/15/33	100,000	99,316
		326,373
Specialized REITs (0.3%)
American Assets Trust LP, 6.150%, 10/01/34	250,000	248,860
GLP Capital LP/GLP Financing II, Inc., 5.300%, 01/15/29	310,000	307,739
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (d)	665,000	626,624
		1,183,223
Storage REITs (0.0%)
Extra Space Storage LP, 2.400%, 10/15/31	70,000	58,165
Industrials (0.4%)
Aerospace & Defense (0.1%)
Boeing Co.
5.805%, 05/01/50	445,000	413,073
6.528%, 05/01/34	35,000	36,677
		449,750
Construction & Engineering (0.0%)
Artera Services LLC, 8.500%, 02/15/31 (d)	65,000	62,652
Machinery (0.0%)
OT Merger Corp., 7.875%, 10/15/29 (d)	126,000	54,495
	Principal	Value(a)
Packaging & Containers (0.3%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (d) (e)	$65,000	$58,500
5.250%, 08/15/27 (d) (e)	446,000	253,190
Berry Global, Inc., 5.500%, 04/15/28	1,000,000	1,009,808
		1,321,498
Information Technology (0.0%)
Software (0.0%)
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.750%, 05/01/29 (d)	40,000	40,903
Open Text Corp., 6.900%, 12/01/27 (d) (e)	85,000	87,828
		128,731
Utilities (1.8%)
Electric Utilities (0.8%)
Alpha Generation LLC, 6.750%, 10/15/32 (d)	80,000	79,150
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,086,218
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	480,523
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,421,056
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (d)	490,000	441,609
		3,508,556
Gas Utilities (1.0%)
East Ohio Gas Co., 1.300%, 06/15/25 (d)	1,380,000	1,356,302
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	932,013
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,094,843
4.400%, 05/30/47	775,000	637,017
		4,020,175
Total corporate obligations (cost: $64,994,850)		61,911,344
Bank Loans (1.4%)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 6.107%, 09/20/30 (1-Month USD TERM SOFR + 1.750%) (b) (d)	73,133	72,782
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 8.222%, 10/01/25 (1-Month USD TERM SOFR + 3.750%) (b) (d)	9,554	9,305
Acrisure LLC, 2024 1st Lien Term Loan B1, 7.107%, 02/15/27 (1-Month USD TERM SOFR + 2.750%) (b) (d)	128,885	129,046

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.053%, 07/31/28 (1-Month USD TERM SOFR + 3.500%) (b) (d)	$27,589	$27,647
2024 1st Lien Term Loan B, 0.000%, 07/31/28 (b) (c) (d) (f)	28,271	28,249
Albion Financing 3 SARL, 2024 USD Term Loan B, 0.000%, 08/16/29 (b) (c) (d) (f)	9,277	9,352
Alliance Laundry Systems LLC, 2024 Term Loan B, 7.837%, 08/19/31 (1-Month USD TERM SOFR + 3.500%) (b) (d)	48,427	48,692
Alpha Generation LLC, Term Loan B, 7.107%, 09/30/31 (1-Month USD TERM SOFR + 2.750%) (b) (d)	69,880	70,367
Altice France SA, 2023 USD Term Loan B14, 10.147%, 08/15/28 (3-Month USD TERM SOFR + 5.500%) (b) (d) (e)	44,633	36,069
Amspec Parent LLC
2024 Delayed Draw Term Loan, 0.000%, 12/12/31 (b) (c) (d) (f)	2,596	2,609
2024 Term Loan, 0.000%, 12/12/31 (b) (c) (d) (f)	16,924	17,008
Arches Buyer, Inc., 2021 Term Loan B, 7.707%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (b) (d)	37,270	36,361
Artera Services LLC, 2024 Term Loan, 8.829%, 02/15/31 (3-Month USD TERM SOFR + 4.500%) (b) (d)	49,408	48,888
Asurion LLC, 2022 Term Loan B10, 8.457%, 08/19/28 (1-Month USD TERM SOFR + 4.000%) (b) (d)	244,375	243,306
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 6.120%, 06/24/30 (1-Month USD TERM SOFR + 1.750%) (b) (d)	225,131	224,920
Balcan Innovations, Inc., Term Loan B, 9.382%, 10/10/31 (3-Month USD TERM SOFR + 4.750%) (b) (d) (e)	37,189	37,282
Barracuda Networks, Inc., 2022 Term Loan, 0.000%, 08/15/29 (b) (c) (d) (f)	28,097	25,959
Bausch & Lomb Corp.
2023 Incremental Term Loan, 8.329%, 09/29/28 (3-Month USD TERM SOFR + 4.000%) (b) (d) (e)	56,463	56,618
	Principal	Value(a)
Term Loan, 7.689%, 05/10/27 (1-Month USD TERM SOFR + 3.250%) (b) (d) (e)	$24,987	$25,056
Belron Finance 2019 LLC, 2024 USD Term Loan B, 7.273%, 10/16/31 (3-Month USD TERM SOFR + 2.750%) (b) (d)	32,232	32,500
Berry Global, Inc., 2023 Term Loan AA, 6.342%, 07/01/29 (1-Month USD TERM SOFR + 1.750%) (b) (d)	280,205	280,428
Boost Newco Borrower LLC, 2024 USD Term Loan B, 6.829%, 01/31/31 (3-Month USD TERM SOFR + 2.500%) (b) (d)	22,697	22,851
Calpine Corp., 2024 Term Loan B10, 0.000%, 01/31/31 (b) (c) (d) (f)	19,729	19,661
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 8.107%, 12/29/28 (1-Month USD TERM SOFR + 3.750%) (b) (d)	21,238	20,534
CCI Buyer, Inc., Term Loan, 8.329%, 12/17/27 (3-Month USD TERM SOFR + 4.000%) (b) (c) (d)	53,740	53,695
CCRR Parent, Inc.
Term Loan B, 9.026%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (b) (d)	18,664	10,732
U.S. Acquisition Facility, 9.026%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (b) (d)	50,178	29,605
Central Parent, Inc., 2024 Term Loan B, 7.579%, 07/06/29 (3-Month USD TERM SOFR + 3.250%) (b) (c) (d)	99,875	98,389
Chemours Co., 2023 USD Term Loan B, 7.357%, 08/18/28 (1-Month USD TERM SOFR + 3.500%) (b) (d)	47,656	47,865
City Brewing Co. LLC
2024 First Lien Second Out PIK TL, 9.909%, 04/05/28 (3-Month USD TERM SOFR + 5.000%) (b) (d)	65,694	26,278
2024 First Out New Money Term Loan, 10.906%, 04/05/28 (3-Month USD TERM SOFR + 6.250%) (b) (d)	18,164	14,350
2024 FLFO Roll Up Term Loan, 8.418%, 04/05/28 (3-Month USD TERM SOFR + 3.500%) (b) (d)	43,634	32,289

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Cornerstone Generation LLC, Term Loan B, 0.000%, 10/28/31 (b) (c) (d) (f)	$22,404	$22,563
Corp. Service Co., Term Loan B, 6.857%, 11/02/29 (1-Month USD TERM SOFR + 2.500%) (b) (d)	63,835	64,101
CPV Fairview LLC, Term Loan B, 7.857%, 08/14/31 (1-Month USD TERM SOFR + 3.500%) (b) (d)	12,855	12,973
CSC Holdings LLC, 2019 Term Loan B5, 7.174%, 04/15/27 (6-Month USD LIBOR + 2.500%) (b) (d)	62,812	58,003
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.075%, 04/09/27 (3-Month USD TERM SOFR + 3.750%) (b) (d)	76,515	74,756
Delivery Hero SE, 2024 USD Term Loan B, 9.522%, 12/12/29 (3-Month USD TERM SOFR + 5.000%) (b) (c) (d)	52,953	53,196
EagleView Technology Corp., 2018 Add On Term Loan B, 8.091%, 08/14/25 (3-Month USD TERM SOFR + 3.500%) (b) (d)	178,983	168,859
Edgewater Generation LLC, 2024 Term Loan B, 8.595%, 08/01/30 (1-Month USD TERM SOFR + 4.250%) (b) (d)	22,234	22,517
EFS Cogen Holdings I LLC, 2020 Term Loan B, 0.000%, 10/03/31 (b) (c) (d) (f)	43,653	43,544
Evertec Group LLC 2024 Term Loan B, 0.000%, 01/27/31 (b) (c) (d) (f)	6,869	6,867
First Brands Group LLC, 2021 Term Loan, 9.847%, 03/30/27 (3-Month USD TERM SOFR + 5.000%) (b) (c) (d)	18,092	16,961
Gainwell Acquisition Corp., Term Loan B, 8.429%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (b) (d)	243,655	235,431
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 6.735%, 11/15/27 (3-Month USD TERM SOFR + 2.000%) (b) (d)	65,363	64,987
Guggenheim Partners LLC, 2024 Term Loan B, 0.000%, 11/21/31 (b) (c) (d) (f)	24,987	25,029
Healthpeak Properties, Inc.
2024 Term Loan A3, 5.179%, 03/01/29 (3-Month USD TERM SOFR + 0.850%) (b) (d)	280,012	272,312
	Principal	Value(a)
Term Loan A1, 6.188%, 08/20/27 (1-Month USD TERM SOFR + 1.600%) (b) (d)	$138,742	$135,621
Term Loan A2, 6.188%, 02/22/27 (1-Month USD TERM SOFR + 1.600%) (b) (d)	138,742	135,794
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 6.088%, 11/08/30 (1-Month USD TERM SOFR + 1.750%) (b) (d)	15,727	15,781
Indy U.S. Bidco LLC, 2024 USD Term Loan B, 9.107%, 03/06/28 (1-Month USD TERM SOFR + 4.750%) (b) (d)	22,531	22,418
Invitation Homes Operating Partnership LP, 2024 Term Loan, 5.546%, 09/09/28 (3-Month USD TERM SOFR + 1.118%) (b) (d)	397,356	389,409
Jane Street Group LLC, 2024 Term Loan B1, 6.396%, 12/15/31 (3-Month USD TERM SOFR + 2.000%) (b) (d)	56,789	56,541
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 6.607%, 05/05/28 (1-Month USD TERM SOFR + 2.250%) (b) (d) (e)	164,521	164,726
Kestrel Acquisition LLC, 2024 Term Loan B, 7.829%, 11/06/31 (3-Month USD TERM SOFR + 3.500%) (b) (d)	26,099	26,242
KFC Holding Co., 2021 Term Loan B, 6.240%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (b) (d)	58,359	58,380
Lackawanna Energy Center LLC
Term Loan B2, 8.607%, 08/06/29 (1-Month USD TERM SOFR + 4.250%) (b) (d)	11,101	11,157
Term Loan C, 8.607%, 08/06/29 (1-Month USD TERM SOFR + 4.250%) (b) (d)	2,432	2,444
Match Group, Inc., 2020 Term Loan B, 6.270%, 02/13/27 (1-Month USD TERM SOFR + 1.750%) (b) (d)	14,547	14,511
MH Sub I LLC
2023 Term Loan, 8.607%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (b) (d)	23,197	23,207
2024 Term Loan B4, 0.000%, 12/11/31 (b) (c) (d) (f)	72,947	73,275
Modivcare, Inc., 2024 Term Loan B, 9.079%, 07/01/31 (3-Month USD TERM SOFR + 4.750%) (b) (d)	189,845	181,302

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Naked Juice LLC
2nd Lien Term Loan, 10.429%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (b) (d)	$38,193	$14,513
Term Loan, 7.429%, 01/24/29 (3-Month USD TERM SOFR + 3.000%) (b) (d)	244,361	160,056
NEP Group, Inc., 2023 Term Loan B, 0.000%, 08/19/26 (b) (c) (d) (f)	30,718	28,053
NSM Top Holdings Corp., 2024 Term Loan, 9.679%, 05/14/29 (3-Month USD TERM SOFR + 5.250%) (b) (d)	23,175	23,406
Peer Holding III BV, 2024 USD Term Loan B5, 7.329%, 07/01/31 (3-Month USD TERM SOFR + 3.000%) (b) (d) (e)	36,677	36,830
Potomac Energy Center LLC, Term Loan, 0.000%, 11/12/26 (b) (c) (d) (f)	28,104	28,210
PUG LLC, 2024 Extended Term Loan B, 9.107%, 03/15/30 (1-Month USD TERM SOFR + 4.750%) (b) (d)	24,500	24,500
Quartz Acquireco LLC, 2024 Term Loan B1, 7.079%, 06/28/30 (3-Month USD TERM SOFR + 2.750%) (b) (d)	50,029	50,280
Renaissance Holdings Corp., 2024 1st Lien Term Loan, 8.329%, 04/05/30 (3-Month USD TERM SOFR + 4.000%) (b) (d)	53,169	52,970
Research Now Group, Inc.
2024 First Lien First Out Term Loan, 9.785%, 07/15/28 (3-Month USD TERM SOFR + 5.000%) (b) (d)	15,370	15,447
2024 First Lien Second Out Term Loan, 10.285%, 10/15/28 (3-Month USD TERM SOFR + 5.500%) (b) (d)	26,480	24,527
Ryan LLC, Term Loan, 0.000%, 11/14/30 (b) (c) (d) (f)	28,222	28,398
Sabre GLBL, Inc., 2024 Term Loan B1, 10.457%, 11/15/29 (1-Month USD TERM SOFR + 6.000%) (b) (d)	21,190	20,978
SBA Senior Finance II LLC, 2024 Term Loan B, 6.110%, 01/25/31 (1-Month USD TERM SOFR + 1.750%) (b) (d)	47,530	47,510
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 9.235%, 08/13/31 (3-Month USD TERM SOFR + 4.750%) (b) (d)	72,591	72,591
South Field LLC
Term Loan B, 8.079%, 08/29/31 (3-Month USD TERM SOFR + 3.750%) (b) (d)	33,565	33,775
	Principal	Value(a)
Term Loan C, 8.079%, 08/29/31 (3-Month USD TERM SOFR + 3.750%) (b) (d)	$2,092	$2,105
Spin Holdco, Inc., 2021 Term Loan, 8.706%, 03/04/28 (3-Month USD TERM SOFR + 4.000%) (b) (d)	243,671	204,562
Star Parent, Inc., Term Loan B, 8.329%, 09/27/30 (3-Month USD TERM SOFR + 4.000%) (b) (d)	45,389	44,243
Talen Energy Supply LLC, 2023 Term Loan C, 0.000%, 05/17/30 (b) (c) (d) (f)	10,716	10,752
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 8.771%, 10/16/31 (3-Month USD TERM SOFR + 4.250%) (b) (d)	45,000	45,000
Telenet Financing USD LLC, 2020 USD Term Loan AR, 6.512%, 04/30/28 (1-Month USD TERM SOFR + 2.000%) (b) (d)	34,447	33,475
TransDigm, Inc., 2024 Term Loan I, 7.079%, 08/24/28 (3-Month USD TERM SOFR + 2.750%) (b) (d)	56,481	56,634
TruGreen LP, 2020 Term Loan, 8.457%, 11/02/27 (1-Month USD TERM SOFR + 4.000%) (b) (d)	243,655	236,751
United Natural Foods, Inc., 2024 Term Loan, 9.107%, 05/01/31 (1-Month USD TERM SOFR + 4.750%) (b) (d)	74,078	75,051
Virgin Media Bristol LLC, USD Term Loan N, 7.012%, 01/31/28 (1-Month USD TERM SOFR + 2.500%) (b) (d)	95,714	94,983
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 6.107%, 12/20/30 (1-Month USD TERM SOFR + 1.750%) (b) (d)	57,308	57,379
WEC U.S. Holdings Ltd.
2024 Term Loan, 6.803%, 01/27/31 (1-Month USD TERM SOFR + 2.250%) (b) (c) (d)	42,340	42,423
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 7.222%, 05/18/25 (1-Month USD TERM SOFR + 2.750%) (b) (d)	39,916	39,933
Xerox Holdings Corp., 2023 Term Loan B, 8.329%, 11/17/29 (1-Month USD TERM SOFR + 4.000%, 3-Month USD TERM SOFR + 4.000%) (b) (d)	55,482	55,204

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Zayo Group Holdings, Inc., USD Term Loan, 7.472%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (b) (d)	$193,315	$180,439
Total Bank Loans (cost: $6,277,665)		6,132,578
Foreign Bonds (0.5%)
Brazil Government International Bonds, 6.125%, 03/15/34 (e)	200,000	186,266
Costa Rica Government International Bonds, 6.550%, 04/03/34 (e)	200,000	203,100
Hungary Government International Bonds, 2.125%, 09/22/31 (e)	250,000	198,167
Mexico Government International Bonds
2.659%, 05/24/31 (e)	313,000	253,949
4.875%, 05/19/33 (e)	287,000	256,867
Panama Government International Bonds, 2.252%, 09/29/32 (e)	250,000	174,752
Paraguay Government International Bonds, 3.849%, 06/28/33 (e)	200,000	172,800
	Shares/ Principal	Value(a)
Republic of South Africa Government International Bonds
4.850%, 09/30/29 (e)	$200,000	$186,205
5.875%, 06/22/30 (e)	200,000	191,579
Romania Government International Bonds, 3.000%, 02/14/31 (e)	300,000	242,481
Total Foreign Bonds (cost: $2,139,615)		2,066,166
Total long-term debt securities (cost: $493,502,320)		472,817,346
Short-Term Securities (2.5%)
Investment Companies (2.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	10,716,433	10,716,433
Total short-term securities (cost: $10,716,433)		10,716,433
Total investments in securities (cost: $504,218,753) (g)		483,533,779
Liabilities in excess of cash and other assets (-13.8%)		(58,689,287)
Total net assets (100.0%)		$424,844,492

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of December 31, 2024 the total cost of investments issued on a when-issued or forward commitment basis was $57,924,975.

(d)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)  Foreign security: the Fund held 2.3% of net assets in foreign securities at December 31, 2024.

(f)  Unsettled security, coupon rate undetermined at December 31, 2024.

(g)  At December 31, 2024 the cost of investments for federal income tax purposes was $504,376,865. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,724,695
Gross unrealized depreciation	(22,472,078)
Net unrealized depreciation	$(20,747,383)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On December 31, 2024, SFT Core Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
01/17/25	1,350,000	EUR	1,480,276	USD	$81,576	$–	GSI
01/17/25	355,957	USD	339,000	EUR	–	(4,729)	GSI
01/17/25	341,000	EUR	358,424	USD	5,123	–	GSI
01/17/25	342,000	EUR	360,614	USD	6,277	–	GSI
					$92,976	$(4,729)

Currency Legend

EUR  Euro

USD  United States Dollar

Counterparty Legend

GSI  Goldman Sachs International

Holdings of Open Futures Contracts

On December 31, 2024, $930,000 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	March 2025	564	Long	$115,922,026	$115,963,688	$41,662
5 Year U.S. Treasury Note	March 2025	213	Long	22,744,527	22,642,899	(101,628)
10 Year U.S. Ultra	March 2025	51	Short	(5,744,360)	(5,676,938)	67,422
					$132,929,649	$7,456

See accompanying notes to financial statements.

SFT Equity Stabilization Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (86.3%)
Investment Companies (86.3%)
iShares Core High Dividend ETF (b)	460,932	$51,744,226
iShares MSCI EAFE Minimum Volatility Factor ETF (b)	803,519	56,816,829
iShares MSCI Emerging Markets Minimum Volatility Factor ETF (b)	242,456	14,060,023
iShares MSCI Germany ETF (b)	272,291	8,664,300
iShares MSCI USA Minimum Volatility Factor ETF (b) (c)	1,058,637	93,996,379
iShares Short Duration Bond Active ETF (b)	318,620	16,090,310
Total mutual funds (cost: $182,825,851)		241,372,067
	Shares	Value(a)
Short-Term Securities (11.0%)
Investment Companies (11.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	30,727,390	$30,727,390
Total investments excluding purchased options (cost: $213,553,241)		272,099,457
Total purchased options outstanding (0.1%) (cost: $175,408)		189,700
Total investments in securities (cost: $213,728,649) (d)		272,289,157
Cash and other assets in excess of liabilities (2.6%)		7,318,023
Total net assets (100.0%)		$279,607,180

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

(d)  At December 31, 2024, the cost of investments for federal income tax purposes was $213,921,000. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$56,684,812
Gross unrealized depreciation	–
Net unrealized appreciation	$56,684,812

Holdings of Open Futures Contracts

On December 31, 2024, securities with an aggregate market value of $15,627,040 and cash collateral of $500,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	March 2025	168	Long	$51,482,805	$49,860,300	$(1,622,505)

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$20	February 2025	700	$70,000	$122,500

See accompanying notes to financial statements.

SFT Equity Stabilization Fund
Investments in Securities – continued

Put Options Purchased:

The Fund had the following put options purchased open at December 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,635	January 2025	24	$2,400	$67,200

Call Options Written:

The Fund had the following call options written open at December 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$40	February 2025	700	$70,000	$(46,200)

Put Options Written:

The Fund had the following put options written open at December 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,150	January 2025	24	$2,400	$(14,640)

See accompanying notes to financial statements.

SFT Government Money Market Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Securities (100.3%)
U.S. Government Obligations (91.5%)
Discount Notes (91.5%)
Federal Home Loan Bank 3.868%, 01/06/25 (b)	$2,500,000	$2,498,441
3.927%, 01/08/25 (b)	20,000,000	19,983,122
4.029%, 01/08/25 (b)	5,000,000	4,995,674
4.107%, 01/15/25 (b)	15,000,000	14,975,208
4.127%, 01/15/25 (b)	7,248,000	7,235,964
4.224%, 01/28/25 (b)	4,700,000	4,685,107
4.331%, 02/18/25 (b)	3,700,000	3,678,999
Federal Home Loan Mortgage Corp. 2.308%, 01/02/25 (b)	20,000,000	19,997,500
4.562%, 01/28/25 (b)	10,000,000	9,965,838
Federal National Mortgage Association, 4.094%, 01/10/25 (b)	20,000,000	19,978,025
U.S. Treasury Bill 4.252%, 01/30/25	18,000,000	17,938,498
4.261%, 01/16/25	24,000,000	23,956,141
4.263%, 02/13/25	20,000,000	19,899,600
4.281%, 01/30/25	10,000,000	9,965,608
4.353%, 02/18/25	26,700,000	26,547,703
Total U.S. government obligations (cost: $206,301,428)		206,301,428
	Shares	Value(a)
Investment Companies (8.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	19,958,561	$19,958,561
Total short-term securities (cost: $226,259,989)		226,259,989
Total investments in securities (cost: $226,259,989) (c)		226,259,989
Liabilities in excess of cash and other assets (-0.3%)		(659,983)
Total net assets (100.0%)		$225,600,006

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Also represents the cost of securities for federal income tax purposes at December 31, 2024.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.9%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc. (b)	16,754	$581,364
Iridium Communications, Inc.	8,606	249,746
		831,110
Entertainment (0.4%)
TKO Group Holdings, Inc. (b)	5,030	714,813
Warner Music Group Corp. Class A	10,705	331,855
		1,046,668
Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc. (b)	20,506	215,518
Media (0.4%)
New York Times Co. Class A	12,335	642,037
Nexstar Media Group, Inc.	2,204	348,166
		990,203
Consumer Discretionary (13.7%)
Automobile Components (0.8%)
Autoliv, Inc.	5,477	513,688
Gentex Corp.	17,193	493,955
Goodyear Tire & Rubber Co. (b)	21,539	193,851
Lear Corp.	4,108	389,028
Visteon Corp. (b)	1,988	176,375
		1,766,897
Automobiles (0.3%)
Harley-Davidson, Inc.	8,663	261,016
Thor Industries, Inc.	4,014	384,180
		645,196
Broadline Retail (0.5%)
Macy's, Inc.	20,968	354,988
Nordstrom, Inc.	7,324	176,875
Ollie's Bargain Outlet Holdings, Inc. (b)	4,637	508,818
		1,040,681
Diversified Consumer Services (1.3%)
Duolingo, Inc. (b)	2,844	922,110
Graham Holdings Co. Class B	277	241,522
Grand Canyon Education, Inc. (b)	2,125	348,075
H&R Block, Inc.	10,360	547,422
Service Corp. International	10,933	872,672
		2,931,801
Hotels, Restaurants & Leisure (3.2%)
Aramark	19,916	743,066
Boyd Gaming Corp.	5,011	363,498
Choice Hotels International, Inc.	1,662	235,971
	Shares	Value(a)
Churchill Downs, Inc.	5,556	$741,948
Hilton Grand Vacations, Inc. (b)	4,690	182,676
Hyatt Hotels Corp. Class A	3,197	501,865
Light & Wonder, Inc. (b)	6,675	576,586
Marriott Vacations Worldwide Corp.	2,372	213,006
Planet Fitness, Inc. Class A (b)	6,363	629,110
Texas Roadhouse, Inc.	5,043	909,908
Travel & Leisure Co.	5,171	260,877
Vail Resorts, Inc.	2,826	529,734
Wendy's Co.	12,944	210,987
Wingstop, Inc.	2,208	627,514
Wyndham Hotels & Resorts, Inc.	5,880	592,645
		7,319,391
Household Durables (1.6%)
KB Home	5,324	349,893
Taylor Morrison Home Corp. (b)	7,822	478,785
Tempur Sealy International, Inc.	13,127	744,170
Toll Brothers, Inc.	7,633	961,376
TopBuild Corp. (b)	2,217	690,241
Whirlpool Corp.	4,157	475,893
		3,700,358
Leisure Products (0.5%)
Brunswick Corp.	4,988	322,624
Mattel, Inc. (b)	25,469	451,565
Polaris, Inc.	3,963	228,348
YETI Holdings, Inc. (b)	6,412	246,926
		1,249,463
Specialty Retail (4.6%)
Abercrombie & Fitch Co. Class A (b)	3,861	577,104
AutoNation, Inc. (b)	1,959	332,717
Burlington Stores, Inc. (b)	4,761	1,357,171
Chewy, Inc. Class A (b)	12,490	418,290
Dick's Sporting Goods, Inc.	4,373	1,000,717
Five Below, Inc. (b)	4,158	436,424
Floor & Decor Holdings, Inc. Class A (b)	8,106	808,168
GameStop Corp. Class A (b)	30,717	962,671
Gap, Inc.	16,784	396,606
Lithia Motors, Inc.	1,979	707,354
Murphy USA, Inc.	1,450	727,537
Penske Automotive Group, Inc.	1,347	205,337
RH (b)	1,109	436,491
Valvoline, Inc. (b)	9,742	352,465
Williams-Sonoma, Inc.	9,551	1,768,654
		10,487,706
Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd. (b) (c)	8,912	187,687
Columbia Sportswear Co.	2,421	203,195
Crocs, Inc. (b)	4,406	482,589

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
PVH Corp.	4,219	$446,159
Skechers USA, Inc. Class A (b)	9,948	668,903
Under Armour, Inc. Class A (b)	14,274	118,189
Under Armour, Inc. Class C (b)	9,801	73,115
		2,179,837
Consumer Staples (4.3%)
Beverages (0.5%)
Boston Beer Co., Inc. Class A (b)	685	205,486
Celsius Holdings, Inc. (b)	11,904	313,552
Coca-Cola Consolidated, Inc.	474	597,235
		1,116,273
Consumer Staples Distribution & Retail (2.2%)
BJ's Wholesale Club Holdings, Inc. (b)	10,023	895,555
Casey's General Stores, Inc.	2,785	1,103,501
Performance Food Group Co. (b)	11,778	995,830
Sprouts Farmers Market, Inc. (b)	7,559	960,522
U.S. Foods Holding Corp. (b)	17,609	1,187,903
		5,143,311
Food Products (1.0%)
Darling Ingredients, Inc. (b)	12,023	405,055
Flowers Foods, Inc.	14,806	305,892
Ingredion, Inc.	4,925	677,483
Lancaster Colony Corp.	1,397	241,877
Pilgrim's Pride Corp. (b)	3,009	136,578
Post Holdings, Inc. (b)	3,579	409,652
		2,176,537
Personal Care Products (0.6%)
BellRing Brands, Inc. (b)	9,770	736,072
Coty, Inc. Class A (b)	27,620	192,235
elf Beauty, Inc. (b)	4,227	530,700
		1,459,007
Energy (4.4%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	14,401	391,563
NOV, Inc.	29,414	429,445
Valaris Ltd. (b) (c)	4,946	218,811
Weatherford International PLC (c)	5,492	393,392
		1,433,211
Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.	25,471	384,357
Antero Resources Corp. (b)	22,112	775,026
Chord Energy Corp.	4,621	540,287
Civitas Resources, Inc.	6,712	307,880
CNX Resources Corp. (b)	11,284	413,784
DT Midstream, Inc.	7,344	730,214
Expand Energy Corp.	15,893	1,582,148
	Shares	Value(a)
HF Sinclair Corp.	12,090	$423,755
Matador Resources Co.	8,772	493,513
Murphy Oil Corp.	10,363	313,584
Ovintiv, Inc.	19,680	797,040
PBF Energy, Inc. Class A	7,397	196,390
Permian Resources Corp.	48,109	691,807
Range Resources Corp.	18,242	656,347
Viper Energy, Inc.	7,784	381,961
		8,688,093
Financial (17.3%)
Banks (6.3%)
Associated Banc-Corp.	12,165	290,744
Bank OZK	7,976	355,171
Cadence Bank	13,832	476,512
Columbia Banking System, Inc.	15,840	427,838
Comerica, Inc.	9,942	614,913
Commerce Bancshares, Inc.	9,262	577,115
Cullen/Frost Bankers, Inc.	4,848	650,844
East West Bancorp, Inc.	10,480	1,003,565
First Financial Bankshares, Inc.	9,723	350,514
First Horizon Corp.	40,077	807,151
Flagstar Financial, Inc.	22,908	213,732
FNB Corp.	27,184	401,780
Glacier Bancorp, Inc.	8,572	430,486
Hancock Whitney Corp.	6,506	356,008
Home BancShares, Inc.	13,976	395,521
International Bancshares Corp.	4,019	253,840
Old National Bancorp	24,113	523,373
Pinnacle Financial Partners, Inc.	5,785	661,746
Prosperity Bancshares, Inc.	7,201	542,595
SouthState Corp.	5,767	573,701
Synovus Financial Corp.	10,709	548,622
Texas Capital Bancshares, Inc. (b)	3,492	273,074
UMB Financial Corp.	3,298	372,212
United Bankshares, Inc.	10,198	382,935
Valley National Bancorp	35,892	325,182
Webster Financial Corp.	12,958	715,541
Western Alliance Bancorp	8,245	688,787
Wintrust Financial Corp.	4,998	623,301
Zions Bancorp NA	11,166	605,755
		14,442,558
Capital Markets (3.6%)
Affiliated Managers Group, Inc.	2,218	410,152
Carlyle Group, Inc.	15,953	805,467
Evercore, Inc. Class A	2,652	735,108
Federated Hermes, Inc.	5,890	242,138
Hamilton Lane, Inc. Class A	3,152	466,653
Houlihan Lokey, Inc.	4,051	703,497
Interactive Brokers Group, Inc. Class A	8,231	1,454,171
Janus Henderson Group PLC (c)	9,615	408,926
Jefferies Financial Group, Inc.	12,272	962,125

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Morningstar, Inc.	2,080	$700,461
SEI Investments Co.	7,406	610,847
Stifel Financial Corp.	7,737	820,741
		8,320,286
Consumer Finance (0.7%)
Ally Financial, Inc.	20,732	746,559
FirstCash Holdings, Inc.	2,932	303,755
SLM Corp.	16,051	442,687
		1,493,001
Financial Services (1.8%)
Equitable Holdings, Inc.	23,687	1,117,316
Essent Group Ltd. (c)	8,029	437,099
Euronet Worldwide, Inc. (b)	3,121	320,964
MGIC Investment Corp.	19,154	454,141
Shift4 Payments, Inc. Class A (b)	5,190	538,618
Voya Financial, Inc.	7,273	500,601
Western Union Co.	25,537	270,692
WEX, Inc. (b)	3,007	527,187
		4,166,618
Insurance (4.4%)
American Financial Group, Inc.	5,456	747,090
Brighthouse Financial, Inc. (b)	4,487	215,555
CNO Financial Group, Inc.	7,802	290,312
Fidelity National Financial, Inc.	19,652	1,103,263
First American Financial Corp.	7,786	486,158
Hanover Insurance Group, Inc.	2,728	421,913
Kemper Corp.	4,551	302,368
Kinsale Capital Group, Inc.	1,720	800,024
Old Republic International Corp.	17,635	638,211
Primerica, Inc.	2,523	684,793
Reinsurance Group of America, Inc.	4,979	1,063,664
RenaissanceRe Holdings Ltd. (c)	3,927	977,077
RLI Corp.	3,098	510,643
Ryan Specialty Holdings, Inc.	7,954	510,329
Selective Insurance Group, Inc.	4,595	429,724
Unum Group	12,700	927,481
		10,108,605
Mortgage REITs (0.5%)
Annaly Capital Management, Inc.	42,376	775,481
Starwood Property Trust, Inc.	24,214	458,855
		1,234,336
Health Care (9.0%)
Biotechnology (2.7%)
Arrowhead Pharmaceuticals, Inc. (b)	9,398	176,682
	Shares	Value(a)
BioMarin Pharmaceutical, Inc. (b)	14,407	$946,972
Cytokinetics, Inc. (b)	8,921	419,644
Exelixis, Inc. (b)	21,589	718,914
Halozyme Therapeutics, Inc. (b)	9,618	459,837
Neurocrine Biosciences, Inc. (b)	7,654	1,044,771
Roivant Sciences Ltd. (b) (c)	32,468	384,096
Sarepta Therapeutics, Inc. (b)	7,221	878,001
United Therapeutics Corp. (b)	3,438	1,213,064
		6,241,981
Health Care Equipment & Supplies (1.7%)
Dentsply Sirona, Inc.	15,027	285,212
Enovis Corp. (b)	4,224	185,349
Envista Holdings Corp. (b)	13,010	250,963
Globus Medical, Inc. Class A (b)	8,598	711,141
Haemonetics Corp. (b)	3,795	296,314
Lantheus Holdings, Inc. (b)	5,256	470,202
LivaNova PLC (b) (c)	4,063	188,157
Masimo Corp. (b)	3,333	550,945
Neogen Corp. (b)	14,907	180,971
Penumbra, Inc. (b)	2,901	688,929
		3,808,183
Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc. (b)	7,021	278,383
Amedisys, Inc. (b)	2,464	223,706
Chemed Corp.	1,171	620,396
Encompass Health Corp.	7,616	703,338
Ensign Group, Inc.	4,301	571,431
HealthEquity, Inc. (b)	6,601	633,366
Option Care Health, Inc. (b)	12,865	298,468
Tenet Healthcare Corp. (b)	7,189	907,467
		4,236,555
Health Care Technology (0.2%)
Doximity, Inc. Class A (b)	9,643	514,840
Life Sciences Tools & Services (2.2%)
Avantor, Inc. (b)	51,453	1,084,115
Bio-Rad Laboratories, Inc. Class A (b)	1,489	489,151
Bruker Corp.	8,366	490,415
Illumina, Inc. (b)	11,989	1,602,090
Medpace Holdings, Inc. (b)	1,977	656,819
Repligen Corp. (b)	3,937	566,692
Sotera Health Co. (b)	11,562	158,168
		5,047,450
Pharmaceuticals (0.4%)
Jazz Pharmaceuticals PLC (b) (c)	4,570	562,796
Perrigo Co. PLC (c)	10,313	265,147
		827,943

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Industrials (20.5%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	6,913	$770,039
Curtiss-Wright Corp.	2,844	1,009,251
Hexcel Corp.	6,123	383,912
Woodward, Inc.	4,510	750,554
		2,913,756
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	9,032	392,892
Building Products (2.5%)
AAON, Inc.	5,100	600,168
Advanced Drainage Systems, Inc.	5,334	616,610
Carlisle Cos., Inc.	3,417	1,260,326
Fortune Brands Innovations, Inc.	9,391	641,687
Owens Corning	6,485	1,104,525
Simpson Manufacturing Co., Inc.	3,162	524,355
Trex Co., Inc. (b)	8,099	559,074
UFP Industries, Inc.	4,590	517,064
		5,823,809
Commercial Services & Supplies (1.6%)
Brink's Co.	3,299	306,048
Clean Harbors, Inc. (b)	3,801	874,762
MSA Safety, Inc.	2,960	490,679
RB Global, Inc. (c)	13,941	1,257,618
Tetra Tech, Inc.	20,239	806,322
		3,735,429
Construction & Engineering (2.4%)
AECOM	10,135	1,082,621
Comfort Systems USA, Inc.	2,682	1,137,329
EMCOR Group, Inc.	3,478	1,578,664
Fluor Corp. (b)	12,966	639,483
MasTec, Inc. (b)	4,619	628,831
Valmont Industries, Inc.	1,511	463,378
		5,530,306
Electrical Equipment (1.4%)
Acuity Brands, Inc.	2,311	675,112
EnerSys	2,976	275,072
NEXTracker, Inc. Class A (b)	10,858	396,643
nVent Electric PLC (c)	12,459	849,205
Regal Rexnord Corp.	5,006	776,581
Sensata Technologies Holding PLC (c)	11,306	309,784
		3,282,397
Ground Transportation (1.7%)
Avis Budget Group, Inc. (b)	1,259	101,488
Knight-Swift Transportation Holdings, Inc.	12,238	649,104
Landstar System, Inc.	2,644	454,398
Ryder System, Inc.	3,197	501,481
Saia, Inc. (b)	2,067	941,994
XPO, Inc. (b)	8,799	1,153,989
		3,802,454
	Shares	Value(a)
Machinery (4.7%)
AGCO Corp.	4,683	$437,767
Chart Industries, Inc. (b)	3,153	601,718
CNH Industrial NV (c)	66,094	748,845
Crane Co.	3,677	557,985
Donaldson Co., Inc.	9,052	609,652
Esab Corp.	4,295	515,142
Flowserve Corp.	9,931	571,231
Graco, Inc.	12,764	1,075,878
ITT, Inc.	6,161	880,284
Lincoln Electric Holdings, Inc.	4,266	799,747
Middleby Corp. (b)	4,066	550,740
Mueller Industries, Inc.	8,598	682,337
Oshkosh Corp.	4,918	467,554
RBC Bearings, Inc. (b)	2,361	706,269
Terex Corp.	5,049	233,365
Timken Co.	4,823	344,217
Toro Co.	7,757	621,336
Watts Water Technologies, Inc. Class A	2,019	410,463
		10,814,530
Marine Transportation (0.2%)
Kirby Corp. (b)	4,339	459,066
Passenger Airlines (0.4%)
American Airlines Group, Inc. (b)	49,678	865,888
Professional Services (2.4%)
CACI International, Inc. Class A (b)	1,731	699,428
Concentrix Corp.	3,490	151,012
ExlService Holdings, Inc. (b)	12,162	539,749
Exponent, Inc.	3,806	339,115
FTI Consulting, Inc. (b)	2,664	509,170
Genpact Ltd. (c)	12,266	526,825
Insperity, Inc.	2,669	206,874
KBR, Inc.	10,072	583,471
ManpowerGroup, Inc.	3,548	204,791
Maximus, Inc.	4,549	339,583
Parsons Corp. (b)	3,532	325,827
Paylocity Holding Corp. (b)	3,255	649,275
Science Applications International Corp.	3,743	418,392
		5,493,512
Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	2,879	689,434
Core & Main, Inc. Class A (b)	14,563	741,402
GATX Corp.	2,698	418,082
MSC Industrial Direct Co., Inc. Class A	3,381	252,527
Watsco, Inc.	2,706	1,282,347
WESCO International, Inc.	3,371	610,016
		3,993,808

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Information Technology (10.2%)
Communications Equipment (0.6%)
Ciena Corp. (b)	10,918	$925,956
Lumentum Holdings, Inc. (b)	5,154	432,678
		1,358,634
Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc. (b)	3,975	449,652
Avnet, Inc.	6,572	343,847
Belden, Inc.	3,044	342,785
Cognex Corp.	12,966	464,961
Coherent Corp. (b)	11,692	1,107,583
Crane NXT Co.	3,689	214,774
Fabrinet (b) (c)	2,711	596,095
Flex Ltd. (b) (c)	29,315	1,125,403
IPG Photonics Corp. (b)	2,027	147,403
Littelfuse, Inc.	1,876	442,079
Novanta, Inc. (b) (c)	2,732	417,368
TD SYNNEX Corp.	5,724	671,311
Vontier Corp.	11,354	414,080
		6,737,341
IT Services (0.4%)
ASGN, Inc. (b)	3,341	278,439
Kyndryl Holdings, Inc. (b)	17,559	607,541
		885,980
Semiconductors & Semiconductor Equipment (2.1%)
Allegro MicroSystems, Inc. (b)	9,875	215,868
Amkor Technology, Inc.	8,576	220,317
Cirrus Logic, Inc. (b)	4,017	400,013
Lattice Semiconductor Corp. (b)	10,430	590,859
MACOM Technology Solutions Holdings, Inc. (b)	4,378	568,746
MKS Instruments, Inc.	5,087	531,032
Onto Innovation, Inc. (b)	3,730	621,679
Power Integrations, Inc.	4,298	265,187
Rambus, Inc. (b)	8,056	425,840
Silicon Laboratories, Inc. (b)	2,398	297,880
Synaptics, Inc. (b)	2,947	224,915
Universal Display Corp.	3,281	479,682
		4,842,018
Software (3.5%)
Altair Engineering, Inc. Class A (b)	4,442	484,667
Appfolio, Inc. Class A (b)	1,789	441,382
Aspen Technology, Inc. (b)	1,966	490,773
Bill Holdings, Inc. (b)	7,198	609,743
Blackbaud, Inc. (b)	2,963	219,025
Commvault Systems, Inc. (b)	3,305	498,757
DocuSign, Inc. (b)	15,344	1,380,039
Dolby Laboratories, Inc. Class A	4,511	352,309
Dropbox, Inc. Class A (b)	16,827	505,483
Dynatrace, Inc. (b)	22,564	1,226,353
Manhattan Associates, Inc. (b)	4,617	1,247,698
	Shares	Value(a)
Qualys, Inc. (b)	2,709	$379,856
Teradata Corp. (b)	7,234	225,339
		8,061,424
Technology Hardware Storage & Peripherals (0.6%)
Pure Storage, Inc. Class A (b)	23,534	1,445,694
Materials (6.1%)
Chemicals (1.9%)
Arcadium Lithium PLC (b) (c)	81,316	417,151
Ashland, Inc.	3,691	263,759
Avient Corp.	6,906	282,179
Axalta Coating Systems Ltd. (b) (c)	16,485	564,117
Cabot Corp.	4,144	378,389
Chemours Co.	11,295	190,885
NewMarket Corp.	628	331,804
Olin Corp.	8,814	297,913
RPM International, Inc.	9,729	1,197,251
Scotts Miracle-Gro Co.	3,219	213,548
Westlake Corp.	2,503	286,969
		4,423,965
Construction Materials (0.5%)
Eagle Materials, Inc.	2,514	620,355
Knife River Corp. (b)	4,279	434,917
		1,055,272
Containers & Packaging (1.5%)
AptarGroup, Inc.	5,030	790,213
Berry Global Group, Inc.	8,663	560,236
Crown Holdings, Inc.	8,934	738,753
Graphic Packaging Holding Co.	22,690	616,260
Greif, Inc. Class A	1,925	117,656
Silgan Holdings, Inc.	6,135	319,327
Sonoco Products Co.	7,428	362,858
		3,505,303
Metals & Mining (2.0%)
Alcoa Corp.	19,531	737,881
Carpenter Technology Corp.	3,768	639,467
Cleveland-Cliffs, Inc. (b)	36,594	343,984
Commercial Metals Co.	8,611	427,105
Reliance, Inc.	4,091	1,101,543
Royal Gold, Inc.	4,971	655,426
U.S. Steel Corp.	17,022	578,578
		4,483,984
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	4,725	489,274
Real Estate (6.6%)
Diversified REITs (0.4%)
WP Carey, Inc.	16,544	901,317

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care REITs (0.7%)
Healthcare Realty Trust, Inc.	26,791	$454,108
Omega Healthcare Investors, Inc.	20,407	772,405
Sabra Health Care REIT, Inc.	17,885	309,768
		1,536,281
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	15,603	219,534
Industrial REITs (1.0%)
EastGroup Properties, Inc.	3,733	599,109
First Industrial Realty Trust, Inc.	10,005	501,551
Rexford Industrial Realty, Inc.	16,781	648,753
STAG Industrial, Inc.	13,774	465,837
		2,215,250
Office REITs (0.6%)
COPT Defense Properties	8,502	263,137
Cousins Properties, Inc.	12,678	388,454
Kilroy Realty Corp.	8,031	324,854
Vornado Realty Trust	12,539	527,139
		1,503,584
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	3,587	908,013
Residential REITs (1.0%)
American Homes 4 Rent Class A	23,982	897,406
Equity LifeStyle Properties, Inc.	14,403	959,240
Independence Realty Trust, Inc.	16,989	337,062
		2,193,708
Retail REITs (0.9%)
Agree Realty Corp.	7,807	550,003
Brixmor Property Group, Inc.	22,835	635,726
Kite Realty Group Trust	16,606	419,136
NNN REIT, Inc.	14,176	579,090
		2,183,955
Specialized REITs (1.5%)
CubeSmart	17,096	732,563
EPR Properties	5,725	253,503
Gaming & Leisure Properties, Inc.	20,743	998,983
Lamar Advertising Co. Class A	6,647	809,206
National Storage Affiliates Trust	5,302	200,999
PotlatchDeltic Corp.	5,418	212,656
Rayonier, Inc.	10,137	264,576
		3,472,486
Utilities (2.5%)
Electric Utilities (0.9%)
ALLETE, Inc.	4,361	282,593
IDACORP, Inc.	4,027	440,070
OGE Energy Corp.	15,191	626,629
Portland General Electric Co.	7,914	345,209
TXNM Energy, Inc.	6,818	335,241
		2,029,742
	Shares/ Principal	Value(a)
Gas Utilities (0.9%)
National Fuel Gas Co.	6,906	$419,056
New Jersey Resources Corp.	7,496	349,688
ONE Gas, Inc.	4,283	296,598
Southwest Gas Holdings, Inc.	4,555	322,084
Spire, Inc.	4,321	293,093
UGI Corp.	16,230	458,173
		2,138,692
Independent Power And Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	4,354	294,853
Multi-Utilities (0.3%)
Black Hills Corp.	5,384	315,072
Northwestern Energy Group, Inc.	4,635	247,787
		562,859
Water Utilities (0.3%)
Essential Utilities, Inc.	19,099	693,676
Total common stocks (cost: $151,132,482)		220,114,303
Mutual Funds (0.2%)
Investment Companies (0.2%)
SPDR Portfolio S&P 400 Mid Cap ETF (d)	5,700	311,733
Total mutual funds (cost: $319,681)		311,733
Short-Term Securities (3.9%)
Investment Companies (3.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	7,973,827	7,973,827
U.S. Government Agencies and Obligations (0.4%)
U.S. Treasury Notes, current rate 3.875%, 04/30/25 (e)	$1,000,000	998,484
Total short-term securities (cost: $8,969,803)		8,972,311
Total investments in securities (cost: $160,421,966) (f)		229,398,347
Cash and other assets in excess of liabilities (0.0%)		82,283
Total net assets (100.0%)		$229,480,630

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 4.7% of net assets in foreign securities at December 31, 2024.

(d)  Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

(f)  At December 31, 2024 the cost of investments for federal income tax purposes was $160,401,230. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$79,073,630
Gross unrealized depreciation	(10,251,347)
Net unrealized appreciation	$68,822,283

Holdings of Open Futures Contracts

On December 31, 2024, securities with an aggregate market value of $998,484 has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	March 2025	28	Long	$8,985,594	$8,810,760	$(174,834)

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.2%)
Communication Services (9.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	203,376	$4,630,871
Verizon Communications, Inc.	119,317	4,771,487
		9,402,358
Entertainment (1.3%)
Electronic Arts, Inc.	6,668	975,529
Live Nation Entertainment, Inc. (b)	4,409	570,966
Netflix, Inc. (b)	12,116	10,799,233
Take-Two Interactive Software, Inc. (b)	4,604	847,504
Walt Disney Co.	51,329	5,715,484
Warner Bros Discovery, Inc. (b)	63,274	668,806
		19,577,522
Interactive Media & Services (6.4%)
Alphabet, Inc. Class A	165,613	31,350,541
Alphabet, Inc. Class C	134,895	25,689,404
Match Group, Inc. (b)	7,043	230,376
Meta Platforms, Inc. Class A	61,790	36,178,663
		93,448,984
Media (0.5%)
Charter Communications, Inc. Class A (b)	2,717	931,306
Comcast Corp. Class A	108,191	4,060,408
Fox Corp. Class A	6,203	301,342
Fox Corp. Class B	3,651	166,997
Interpublic Group of Cos., Inc.	10,558	295,835
News Corp. Class A	10,739	295,752
News Corp. Class B	3,093	94,120
Omnicom Group, Inc.	5,461	469,864
Paramount Global Class B	16,863	176,387
		6,792,011
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	13,815	3,049,385
Consumer Discretionary (10.8%)
Automobile Components (0.0%)
Aptiv PLC (b) (c)	6,593	398,744
BorgWarner, Inc.	6,134	195,000
		593,744
Automobiles (2.4%)
Ford Motor Co.	110,638	1,095,316
General Motors Co.	31,166	1,660,213
Tesla, Inc. (b)	79,158	31,967,167
		34,722,696
Broadline Retail (4.0%)
Amazon.com, Inc. (b)	265,253	58,193,856
eBay, Inc.	13,576	841,033
		59,034,889
	Shares	Value(a)
Distributors (0.1%)
Genuine Parts Co.	3,940	$460,034
LKQ Corp.	7,292	267,981
Pool Corp.	1,070	364,806
		1,092,821
Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc. Class A (b)	12,269	1,612,269
Booking Holdings, Inc.	938	4,660,378
Caesars Entertainment, Inc. (b)	5,934	198,314
Carnival Corp. (b) (c)	29,442	733,695
Chipotle Mexican Grill, Inc. (b)	38,621	2,328,846
Darden Restaurants, Inc.	3,338	623,171
Domino's Pizza, Inc.	970	407,167
Expedia Group, Inc. (b)	3,406	634,640
Hilton Worldwide Holdings, Inc.	6,938	1,714,796
Las Vegas Sands Corp.	9,864	506,615
Marriott International, Inc. Class A	6,570	1,832,636
McDonald's Corp.	20,312	5,888,246
MGM Resorts International (b)	6,347	219,924
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,463	320,673
Royal Caribbean Cruises Ltd. (c)	7,039	1,623,827
Starbucks Corp.	32,127	2,931,589
Wynn Resorts Ltd.	2,622	225,911
Yum! Brands, Inc.	7,816	1,048,595
		27,511,292
Household Durables (0.3%)
DR Horton, Inc.	8,265	1,155,612
Garmin Ltd. (c)	4,329	892,899
Lennar Corp. Class A	6,699	913,543
Mohawk Industries, Inc. (b)	1,413	168,331
NVR, Inc. (b)	87	711,564
PulteGroup, Inc.	5,742	625,304
		4,467,253
Leisure Products (0.0%)
Hasbro, Inc.	3,650	204,072
Specialty Retail (1.8%)
AutoZone, Inc. (b)	481	1,540,162
Best Buy Co., Inc.	5,454	467,953
CarMax, Inc. (b)	4,391	359,008
Home Depot, Inc.	28,154	10,951,625
Lowe's Cos., Inc.	16,079	3,968,297
O'Reilly Automotive, Inc. (b)	1,633	1,936,411
Ross Stores, Inc.	9,403	1,422,392
TJX Cos., Inc.	31,968	3,862,054
Tractor Supply Co.	15,141	803,381
Ulta Beauty, Inc. (b)	1,378	599,334
		25,910,617
Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp. (b)	4,292	871,662
Lululemon Athletica, Inc. (b)	3,169	1,211,857

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
NIKE, Inc. Class B	33,746	$2,553,560
Ralph Lauren Corp.	1,133	261,701
Tapestry, Inc.	6,536	426,997
		5,325,777
Consumer Staples (5.3%)
Beverages (1.1%)
Brown-Forman Corp. Class B	5,162	196,053
Coca-Cola Co.	109,890	6,841,752
Constellation Brands, Inc. Class A	4,411	974,831
Keurig Dr. Pepper, Inc.	31,911	1,024,981
Molson Coors Beverage Co. Class B	4,950	283,734
Monster Beverage Corp. (b)	19,846	1,043,106
PepsiCo, Inc.	38,887	5,913,157
		16,277,614
Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	12,559	11,507,435
Dollar General Corp.	6,143	465,762
Dollar Tree, Inc. (b)	5,728	429,256
Kroger Co.	18,865	1,153,595
Sysco Corp.	13,923	1,064,553
Target Corp.	13,057	1,765,045
Walgreens Boots Alliance, Inc.	20,340	189,772
Walmart, Inc.	123,031	11,115,851
		27,691,269
Food Products (0.6%)
Archer-Daniels-Midland Co.	13,552	684,647
Bunge Global SA (c)	3,957	307,696
Campbell's Co.	5,489	229,879
Conagra Brands, Inc.	13,527	375,374
General Mills, Inc.	15,735	1,003,421
Hershey Co.	4,157	703,988
Hormel Foods Corp.	8,237	258,395
J.M. Smucker Co.	3,015	332,012
Kellanova	7,620	616,991
Kraft Heinz Co.	25,019	768,333
Lamb Weston Holdings, Inc.	4,041	270,060
McCormick & Co., Inc.	7,148	544,964
Mondelez International, Inc. Class A	37,901	2,263,827
Tyson Foods, Inc. Class A	8,102	465,379
		8,824,966
Household Products (1.1%)
Church & Dwight Co., Inc.	6,944	727,107
Clorox Co.	3,420	555,442
Colgate-Palmolive Co.	23,157	2,105,203
Kimberly-Clark Corp.	9,354	1,225,748
Procter & Gamble Co.	66,751	11,190,805
		15,804,305
Personal Care Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,531	489,694
Kenvue, Inc.	54,342	1,160,202
		1,649,896
	Shares	Value(a)
Tobacco (0.5%)
Altria Group, Inc.	48,037	$2,511,855
Philip Morris International, Inc.	44,070	5,303,824
		7,815,679
Energy (3.1%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	28,047	1,150,488
Halliburton Co.	24,900	677,031
Schlumberger NV (c)	40,026	1,534,597
		3,362,116
Oil, Gas & Consumable Fuels (2.8%)
APA Corp.	10,485	242,099
Chevron Corp.	47,371	6,861,216
ConocoPhillips	36,664	3,635,969
Coterra Energy, Inc.	20,878	533,224
Devon Energy Corp.	18,619	609,400
Diamondback Energy, Inc.	5,296	867,644
EOG Resources, Inc.	15,942	1,954,170
EQT Corp.	16,912	779,812
Exxon Mobil Corp.	124,574	13,400,425
Hess Corp.	7,833	1,041,867
Kinder Morgan, Inc.	54,783	1,501,054
Marathon Petroleum Corp.	9,015	1,257,593
Occidental Petroleum Corp.	19,149	946,152
ONEOK, Inc.	16,558	1,662,423
Phillips 66	11,705	1,333,551
Targa Resources Corp.	6,180	1,103,130
Texas Pacific Land Corp.	531	587,265
Valero Energy Corp.	8,880	1,088,599
Williams Cos., Inc.	34,551	1,869,900
		41,275,493
Financial (13.1%)
Banks (3.3%)
Bank of America Corp.	189,207	8,315,648
Citigroup, Inc.	53,605	3,773,256
Citizens Financial Group, Inc.	12,491	546,606
Fifth Third Bancorp	19,005	803,531
Huntington Bancshares, Inc.	41,178	669,966
JPMorgan Chase & Co.	79,798	19,128,379
KeyCorp	28,096	481,566
M&T Bank Corp.	4,629	870,298
PNC Financial Services Group, Inc.	11,246	2,168,791
Regions Financial Corp.	25,760	605,875
Truist Financial Corp.	37,627	1,632,259
U.S. Bancorp	44,217	2,114,899
Wells Fargo & Co.	94,371	6,628,619
		47,739,693
Capital Markets (3.0%)
Ameriprise Financial, Inc.	2,755	1,466,845
Bank of New York Mellon Corp.	20,608	1,583,313
Blackrock, Inc.	4,126	4,229,604
Blackstone, Inc.	20,464	3,528,403
Cboe Global Markets, Inc.	2,954	577,211
Charles Schwab Corp.	42,371	3,135,878
CME Group, Inc.	10,238	2,377,571

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
FactSet Research Systems, Inc.	1,121	$538,394
Franklin Resources, Inc.	8,757	177,679
Goldman Sachs Group, Inc.	8,898	5,095,173
Intercontinental Exchange, Inc.	16,274	2,424,989
Invesco Ltd. (c)	12,738	222,660
KKR & Co., Inc.	19,133	2,829,962
MarketAxess Holdings, Inc.	1,069	241,637
Moody's Corp.	4,407	2,086,141
Morgan Stanley	35,160	4,420,315
MSCI, Inc.	2,215	1,329,022
Nasdaq, Inc.	11,729	906,769
Northern Trust Corp.	5,560	569,900
Raymond James Financial, Inc.	5,118	794,979
S&P Global, Inc.	9,007	4,485,756
State Street Corp.	8,223	807,087
T. Rowe Price Group, Inc.	6,296	712,015
		44,541,303
Consumer Finance (0.6%)
American Express Co.	15,774	4,681,565
Capital One Financial Corp.	10,813	1,928,174
Discover Financial Services	7,068	1,224,390
Synchrony Financial	11,035	717,275
		8,551,404
Financial Services (4.1%)
Berkshire Hathaway, Inc. Class B (b)	51,953	23,549,256
Corpay, Inc. (b)	1,994	674,810
Fidelity National Information Services, Inc.	15,259	1,232,470
Fiserv, Inc. (b)	16,125	3,312,398
Global Payments, Inc.	7,213	808,289
Jack Henry & Associates, Inc.	1,988	348,496
Mastercard, Inc. Class A	23,234	12,234,327
PayPal Holdings, Inc. (b)	28,415	2,425,220
Visa, Inc. Class A	48,981	15,479,955
		60,065,221
Financial Services (0.1%)
Apollo Global Management, Inc.	12,669	2,092,412
Insurance (2.0%)
Aflac, Inc.	14,171	1,465,848
Allstate Corp.	7,434	1,433,201
American International Group, Inc.	17,680	1,287,104
Aon PLC Class A (c)	6,116	2,196,623
Arch Capital Group Ltd. (c)	10,620	980,757
Arthur J Gallagher & Co.	7,100	2,015,335
Assurant, Inc.	1,455	310,235
Brown & Brown, Inc.	6,638	677,209
Chubb Ltd. (c)	10,626	2,935,964
Cincinnati Financial Corp.	4,377	628,975
Erie Indemnity Co. Class A	702	289,385
Everest Group Ltd. (c)	1,252	453,800
Globe Life, Inc.	2,354	262,518
Hartford Financial Services Group, Inc.	8,131	889,531
	Shares	Value(a)
Loews Corp.	5,050	$427,685
Marsh & McLennan Cos., Inc.	13,920	2,956,747
MetLife, Inc.	16,485	1,349,792
Principal Financial Group, Inc.	5,898	456,564
Progressive Corp.	16,604	3,978,484
Prudential Financial, Inc.	10,090	1,195,968
Travelers Cos., Inc.	6,417	1,545,791
W.R. Berkley Corp.	8,532	499,293
Willis Towers Watson PLC (c)	2,821	883,650
		29,120,459
Health Care (9.7%)
Biotechnology (1.5%)
AbbVie, Inc.	50,087	8,900,460
Amgen, Inc.	15,236	3,971,111
Biogen, Inc. (b)	4,045	618,561
Gilead Sciences, Inc.	35,324	3,262,878
Incyte Corp. (b)	4,446	307,085
Moderna, Inc. (b)	9,598	399,085
Regeneron Pharmaceuticals, Inc. (b)	2,988	2,128,442
Vertex Pharmaceuticals, Inc. (b)	7,267	2,926,421
		22,514,043
Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	49,161	5,560,601
Align Technology, Inc. (b)	1,932	402,841
Baxter International, Inc.	14,472	422,004
Becton Dickinson & Co.	8,138	1,846,268
Boston Scientific Corp. (b)	41,774	3,731,254
Cooper Cos., Inc. (b)	5,564	511,499
Dexcom, Inc. (b)	11,071	860,992
Edwards Lifesciences Corp. (b)	16,717	1,237,559
GE HealthCare Technologies, Inc.	12,949	1,012,353
Hologic, Inc. (b)	6,583	474,568
IDEXX Laboratories, Inc. (b)	2,288	945,951
Insulet Corp. (b)	2,003	522,923
Intuitive Surgical, Inc. (b)	10,096	5,269,708
Medtronic PLC (c)	36,350	2,903,638
ResMed, Inc.	4,106	939,001
Solventum Corp. (b)	3,917	258,757
STERIS PLC (c)	2,775	570,429
Stryker Corp.	9,746	3,509,047
Teleflex, Inc.	1,254	223,187
Zimmer Biomet Holdings, Inc.	5,584	589,838
		31,792,418
Health Care Providers & Services (2.0%)
Cardinal Health, Inc.	6,765	800,097
Cencora, Inc.	4,911	1,103,404
Centene Corp. (b)	14,309	866,839
Cigna Group	7,884	2,177,088
CVS Health Corp.	35,668	1,601,137
DaVita, Inc. (b)	1,199	179,310
Elevance Health, Inc.	6,529	2,408,548
HCA Healthcare, Inc.	5,116	1,535,567
Henry Schein, Inc. (b)	3,467	239,916
Humana, Inc.	3,390	860,077
Labcorp Holdings, Inc.	2,344	537,526
McKesson Corp.	3,651	2,080,741

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Molina Healthcare, Inc. (b)	1,640	$477,322
Quest Diagnostics, Inc.	3,163	477,170
UnitedHealth Group, Inc.	26,085	13,195,358
Universal Health Services, Inc. Class B	1,599	286,893
		28,826,993
Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	8,060	1,082,781
Bio-Techne Corp.	4,503	324,351
Charles River Laboratories International, Inc. (b)	1,410	260,286
Danaher Corp.	18,220	4,182,401
IQVIA Holdings, Inc. (b)	4,876	958,183
Mettler-Toledo International, Inc. (b)	597	730,537
Revvity, Inc.	3,358	374,786
Thermo Fisher Scientific, Inc.	10,855	5,647,097
Waters Corp. (b)	1,644	609,891
West Pharmaceutical Services, Inc.	2,027	663,964
		14,834,277
Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	57,486	3,251,408
Eli Lilly & Co.	22,333	17,241,076
Johnson & Johnson	68,241	9,869,013
Merck & Co., Inc.	71,699	7,132,617
Pfizer, Inc.	160,625	4,261,381
Viatris, Inc.	33,831	421,196
Zoetis, Inc.	12,787	2,083,386
		44,260,077
Industrials (7.9%)
Aerospace & Defense (1.8%)
Axon Enterprise, Inc. (b)	2,040	1,212,413
Boeing Co. (b)	21,189	3,750,453
General Dynamics Corp.	7,260	1,912,937
General Electric Co.	30,676	5,116,450
Howmet Aerospace, Inc.	11,515	1,259,395
Huntington Ingalls Industries, Inc.	1,089	205,788
L3Harris Technologies, Inc.	5,331	1,121,003
Lockheed Martin Corp.	5,973	2,902,520
Northrop Grumman Corp.	3,871	1,816,622
RTX Corp.	37,726	4,365,653
Textron, Inc.	5,175	395,836
TransDigm Group, Inc.	1,594	2,020,044
		26,079,114
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	3,350	346,122
Expeditors International of Washington, Inc.	3,923	434,550
FedEx Corp.	6,345	1,785,039
United Parcel Service, Inc. Class B	20,729	2,613,927
		5,179,638
Building Products (0.5%)
A.O. Smith Corp.	3,376	230,277
Allegion PLC (c)	2,463	321,865
	Shares	Value(a)
Builders FirstSource, Inc. (b)	3,178	$454,231
Carrier Global Corp.	23,650	1,614,349
Johnson Controls International PLC (c)	18,934	1,494,461
Lennox International, Inc.	900	548,370
Masco Corp.	6,044	438,613
Trane Technologies PLC (c)	6,354	2,346,850
		7,449,016
Commercial Services & Supplies (0.5%)
Cintas Corp.	9,646	1,762,324
Copart, Inc. (b)	24,848	1,426,027
Republic Services, Inc.	5,716	1,149,945
Rollins, Inc.	7,961	368,992
Veralto Corp.	7,009	713,867
Waste Management, Inc.	10,282	2,074,805
		7,495,960
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,202	1,328,042
Electrical Equipment (0.8%)
AMETEK, Inc.	6,517	1,174,754
Eaton Corp. PLC (c)	11,202	3,717,608
Emerson Electric Co.	16,161	2,002,833
GE Vernova, Inc.	7,836	2,577,495
Generac Holdings, Inc. (b)	1,618	250,871
Hubbell, Inc.	1,510	632,524
Rockwell Automation, Inc.	3,194	912,813
		11,268,898
Ground Transportation (0.8%)
CSX Corp.	54,659	1,763,846
JB Hunt Transport Services, Inc.	2,171	370,503
Norfolk Southern Corp.	6,365	1,493,866
Old Dominion Freight Line, Inc.	5,325	939,330
Uber Technologies, Inc. (b)	59,684	3,600,139
Union Pacific Corp.	17,184	3,918,639
		12,086,323
Industrial Conglomerates (0.4%)
3M Co.	15,434	1,992,375
Honeywell International, Inc.	18,430	4,163,153
		6,155,528
Machinery (1.5%)
Caterpillar, Inc.	13,685	4,964,371
Cummins, Inc.	3,930	1,369,998
Deere & Co.	7,216	3,057,419
Dover Corp.	3,880	727,888
Fortive Corp.	9,833	737,475
IDEX Corp.	2,149	449,764
Illinois Tool Works, Inc.	7,617	1,931,367
Ingersoll Rand, Inc.	11,422	1,033,234
Nordson Corp.	1,510	315,952
Otis Worldwide Corp.	11,322	1,048,531
PACCAR, Inc.	14,860	1,545,737
Parker-Hannifin Corp.	3,693	2,348,859
Pentair PLC (c)	4,683	471,297
Snap-on, Inc.	1,455	493,943
Stanley Black & Decker, Inc.	4,369	350,787

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Westinghouse Air Brake Technologies Corp.	4,795	$909,084
Xylem, Inc.	6,886	798,914
		22,554,620
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	18,171	1,099,345
Southwest Airlines Co.	16,998	571,473
United Airlines Holdings, Inc. (b)	9,321	905,069
		2,575,887
Professional Services (0.6%)
Automatic Data Processing, Inc.	11,581	3,390,106
Broadridge Financial Solutions, Inc.	3,241	732,758
Dayforce, Inc. (b)	4,400	319,616
Equifax, Inc.	3,463	882,545
Jacobs Solutions, Inc.	3,521	470,476
Leidos Holdings, Inc.	3,747	539,793
Paychex, Inc.	9,078	1,272,917
Paycom Software, Inc.	1,340	274,660
Verisk Analytics, Inc.	3,965	1,092,080
		8,974,951
Trading Companies & Distributors (0.3%)
Fastenal Co.	16,237	1,167,602
United Rentals, Inc.	1,875	1,320,825
WW Grainger, Inc.	1,277	1,346,022
		3,834,449
Information Technology (31.3%)
Communications Equipment (0.9%)
Arista Networks, Inc. (b)	29,279	3,236,208
Cisco Systems, Inc.	112,979	6,688,357
F5, Inc. (b)	1,621	407,633
Juniper Networks, Inc.	9,384	351,431
Motorola Solutions, Inc.	4,797	2,217,317
		12,900,946
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. Class A	34,171	2,373,176
CDW Corp.	3,727	648,647
Corning, Inc.	21,841	1,037,885
Jabil, Inc.	3,198	460,192
Keysight Technologies, Inc. (b)	4,859	780,501
TE Connectivity PLC (c)	8,392	1,199,804
Teledyne Technologies, Inc. (b)	1,368	634,930
Trimble, Inc. (b)	6,921	489,038
Zebra Technologies Corp. Class A (b)	1,510	583,192
		8,207,365
IT Services (1.1%)
Accenture PLC Class A (c)	17,711	6,230,553
Akamai Technologies, Inc. (b)	4,214	403,069
Cognizant Technology Solutions Corp. Class A	14,053	1,080,676
EPAM Systems, Inc. (b)	1,589	371,540
Gartner, Inc. (b)	2,211	1,071,163
GoDaddy, Inc. Class A (b)	3,914	772,506
	Shares	Value(a)
International Business Machines Corp.	26,208	$5,761,305
VeriSign, Inc. (b)	2,263	468,350
		16,159,162
Semiconductors & Semiconductor Equipment (11.0%)
Advanced Micro Devices, Inc. (b)	45,996	5,555,857
Analog Devices, Inc.	14,072	2,989,737
Applied Materials, Inc.	23,366	3,800,013
Broadcom, Inc.	132,383	30,691,675
Enphase Energy, Inc. (b)	3,829	262,976
First Solar, Inc. (b)	3,006	529,777
Intel Corp.	122,247	2,451,052
KLA Corp.	3,785	2,385,004
Lam Research Corp.	36,469	2,634,156
Microchip Technology, Inc.	15,221	872,924
Micron Technology, Inc.	31,426	2,644,812
Monolithic Power Systems, Inc.	1,410	834,297
NVIDIA Corp.	695,277	93,368,748
NXP Semiconductors NV (c)	7,172	1,490,700
ON Semiconductor Corp. (b)	12,068	760,887
QUALCOMM, Inc.	31,490	4,837,494
Skyworks Solutions, Inc.	4,448	394,449
Teradyne, Inc.	4,616	581,247
Texas Instruments, Inc.	25,855	4,848,071
		161,933,876
Software (10.0%)
Adobe, Inc. (b)	12,477	5,548,272
ANSYS, Inc. (b)	2,527	852,433
Autodesk, Inc. (b)	6,104	1,804,159
Cadence Design Systems, Inc. (b)	7,809	2,346,292
Crowdstrike Holdings, Inc. Class A (b)	6,600	2,258,256
Fair Isaac Corp. (b)	690	1,373,742
Fortinet, Inc. (b)	18,031	1,703,569
Gen Digital, Inc.	15,369	420,803
Intuit, Inc.	7,971	5,009,774
Microsoft Corp.	210,734	88,824,381
Oracle Corp.	45,554	7,591,119
Palantir Technologies, Inc. Class A (b)	58,099	4,394,027
Palo Alto Networks, Inc. (b)	18,551	3,375,540
PTC, Inc. (b)	3,367	619,090
Roper Technologies, Inc.	3,055	1,588,142
Salesforce, Inc.	27,097	9,059,340
ServiceNow, Inc. (b)	5,839	6,190,041
Synopsys, Inc. (b)	4,414	2,142,379
Tyler Technologies, Inc. (b)	1,186	683,895
Workday, Inc. Class A (b)	6,075	1,567,532
		147,352,786
Technology Hardware Storage & Peripherals (7.7%)
Apple, Inc. (d)	428,442	107,290,446
Dell Technologies, Inc. Class C	8,616	992,908
Hewlett Packard Enterprise Co.	36,809	785,872
HP, Inc.	27,315	891,288
NetApp, Inc.	5,804	673,728

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Seagate Technology Holdings PLC (c)	5,912	$510,265
Super Micro Computer, Inc. (b)	14,273	435,041
Western Digital Corp. (b)	9,798	584,255
		112,163,803
Materials (1.8%)
Chemicals (1.2%)
Air Products & Chemicals, Inc.	6,344	1,840,014
Albemarle Corp.	3,292	283,375
Celanese Corp.	3,098	214,412
CF Industries Holdings, Inc.	4,881	416,447
Corteva, Inc.	19,480	1,109,581
Dow, Inc.	19,843	796,300
DuPont de Nemours, Inc.	11,846	903,257
Eastman Chemical Co.	3,285	299,986
Ecolab, Inc.	7,143	1,673,748
FMC Corp.	3,538	171,982
International Flavors & Fragrances, Inc.	7,247	612,734
Linde PLC (c)	13,496	5,650,370
LyondellBasell Industries NV Class A (c)	7,363	546,850
Mosaic Co.	9,003	221,294
PPG Industries, Inc.	6,575	785,384
Sherwin-Williams Co.	6,534	2,221,103
		17,746,837
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,799	929,183
Vulcan Materials Co.	3,747	963,841
		1,893,024
Containers & Packaging (0.2%)
Amcor PLC (c)	40,966	385,490
Avery Dennison Corp.	2,230	417,300
Ball Corp.	8,371	461,493
International Paper Co.	9,846	529,912
Packaging Corp. of America	2,482	558,773
Smurfit WestRock PLC (c)	14,006	754,363
		3,107,331
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	40,728	1,550,922
Newmont Corp.	32,268	1,201,015
Nucor Corp.	6,582	768,185
Steel Dynamics, Inc.	3,940	449,436
		3,969,558
Real Estate (2.0%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc.	4,408	430,000
Healthpeak Properties, Inc.	19,825	401,853
Ventas, Inc.	11,890	700,202
Welltower, Inc.	16,767	2,113,145
		3,645,200
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	19,813	347,124
	Shares	Value(a)
Industrial REITs (0.2%)
Prologis, Inc.	26,251	$2,774,731
Office REITs (0.0%)
BXP, Inc.	4,122	306,512
Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	8,525	1,119,247
CoStar Group, Inc. (b)	11,619	831,804
		1,951,051
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,041	888,899
Camden Property Trust	2,934	340,461
Equity Residential	9,677	694,422
Essex Property Trust, Inc.	1,810	516,646
Invitation Homes, Inc.	16,148	516,252
Mid-America Apartment Communities, Inc.	3,237	500,343
UDR, Inc.	8,510	369,419
		3,826,442
Retail REITs (0.3%)
Federal Realty Investment Trust	2,085	233,416
Kimco Realty Corp.	19,106	447,653
Realty Income Corp.	24,806	1,324,888
Regency Centers Corp.	4,630	342,296
Simon Property Group, Inc.	8,628	1,485,828
		3,834,081
Specialized REITs (0.9%)
American Tower Corp.	13,244	2,429,082
Crown Castle, Inc.	12,318	1,117,982
Digital Realty Trust, Inc.	8,764	1,554,120
Equinix, Inc.	2,735	2,578,804
Extra Space Storage, Inc.	6,008	898,797
Iron Mountain, Inc.	8,317	874,200
Public Storage	4,435	1,328,016
SBA Communications Corp.	3,034	618,329
VICI Properties, Inc.	29,879	872,766
Weyerhaeuser Co.	20,594	579,721
		12,851,817
Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	7,273	430,125
American Electric Power Co., Inc.	15,095	1,392,212
Constellation Energy Corp.	8,803	1,969,319
Duke Energy Corp.	21,895	2,358,967
Edison International	10,973	876,084
Entergy Corp.	12,154	921,516
Evergy, Inc.	6,450	396,997
Eversource Energy	10,385	596,411
Exelon Corp.	28,480	1,071,987
FirstEnergy Corp.	14,538	578,322
NextEra Energy, Inc.	58,286	4,178,523
NRG Energy, Inc.	5,682	512,630
PG&E Corp.	61,965	1,250,454
Pinnacle West Capital Corp.	3,222	273,129
PPL Corp.	20,917	678,966

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Southern Co.	31,056	$2,556,530
Xcel Energy, Inc.	16,276	1,098,956
		21,141,128
Gas Utilities (0.0%)
Atmos Energy Corp.	4,370	608,610
Independent Power And Renewable Electricity Producers (0.1%)
AES Corp.	20,153	259,369
Vistra Corp.	9,643	1,329,480
		1,588,849
Multi-Utilities (0.6%)
Ameren Corp.	7,565	674,344
CenterPoint Energy, Inc.	18,472	586,117
CMS Energy Corp.	8,468	564,392
Consolidated Edison, Inc.	9,818	876,060
Dominion Energy, Inc.	23,809	1,282,353
DTE Energy Co.	5,870	708,802
NiSource, Inc.	13,230	486,335
Public Service Enterprise Group, Inc.	14,121	1,193,083
Sempra	17,953	1,574,837
WEC Energy Group, Inc.	8,966	843,163
		8,789,486
	Shares	Value(a)
Water Utilities (0.1%)
American Water Works Co., Inc.	5,442	$677,475
Total common stocks (cost: $389,266,617)		1,410,932,679
Short-Term Securities (3.7%)
Investment Companies (3.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	54,248,183	54,248,183
Total short-term securities (cost: $54,248,183)		54,248,183
Total investments in securities (cost: $443,514,800) (e)		1,465,180,862
Cash and other assets in excess of liabilities (0.1%)		1,589,192
Total net assets (100.0%)		$1,466,770,054

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 2.9% of net assets in foreign securities at December 31, 2024.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  At December 31, 2024, the cost of investments for federal income tax purposes was $443,885,007. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,035,051,256
Gross unrealized depreciation	(15,243,489)
Net unrealized appreciation	$1,019,807,767

Holdings of Open Futures Contracts

On December 31, 2024, securities with an aggregate market value of $35,058,800 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	March 2025	182	Long	$55,503,413	$54,015,325	$(1,488,088)

See accompanying notes to financial statements.

SFT Macquarie Growth Fund (formerly SFT Delaware IvySM Growth Fund)
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Communication Services (9.2%)
Entertainment (1.8%)
Electronic Arts, Inc.	79,913	$11,691,272
Interactive Media & Services (7.4%)
Alphabet, Inc. Class A	233,100	44,125,830
Alphabet, Inc. Class C	21,310	4,058,276
		48,184,106
Consumer Discretionary (11.9%)
Automobiles (1.3%)
Ferrari NV (b)	19,585	8,320,491
Broadline Retail (7.5%)
Amazon.com, Inc. (c)	221,225	48,534,553
Hotels, Restaurants & Leisure (1.5%)
Booking Holdings, Inc.	1,964	9,757,977
Specialty Retail (0.3%)
Home Depot, Inc.	5,294	2,059,313
Textiles, Apparel & Luxury Goods (1.3%)
LVMH Moet Hennessy Louis Vuitton SE ADR (b)	65,494	8,559,411
Consumer Staples (2.1%)
Beverages (2.1%)
Coca-Cola Co.	222,655	13,862,500
Financial (12.2%)
Capital Markets (6.4%)
Intercontinental Exchange, Inc.	126,449	18,842,165
MSCI, Inc.	20,971	12,582,810
S&P Global, Inc.	19,890	9,905,817
		41,330,792
Financial Services (5.8%)
Mastercard, Inc. Class A	15,020	7,909,081
Visa, Inc. Class A	93,922	29,683,109
		37,592,190
Health Care (9.7%)
Health Care Equipment & Supplies (3.2%)
Cooper Cos., Inc. (c)	93,030	8,552,248
Intuitive Surgical, Inc. (c)	23,484	12,257,709
		20,809,957
Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	40,011	20,239,964
Health Care Technology (1.1%)
Veeva Systems, Inc. Class A (c)	33,965	7,141,141
Life Sciences Tools & Services (2.3%)
Danaher Corp.	63,282	14,526,383
	Shares	Value(a)
Industrials (7.7%)
Commercial Services & Supplies (2.4%)
Waste Connections, Inc. (b)	88,655	$15,211,425
Ground Transportation (0.7%)
JB Hunt Transport Services, Inc.	27,952	4,770,288
Professional Services (4.6%)
Broadridge Financial Solutions, Inc.	49,774	11,253,404
Equifax, Inc.	43,799	11,162,175
TransUnion	22,588	2,094,134
Verisk Analytics, Inc.	19,091	5,258,234
		29,767,947
Information Technology (43.4%)
Communications Equipment (3.0%)
Motorola Solutions, Inc.	41,718	19,283,311
IT Services (1.8%)
VeriSign, Inc. (c)	57,472	11,894,405
Semiconductors & Semiconductor Equipment (12.0%)
NVIDIA Corp.	508,167	68,241,747
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (b)	48,213	9,521,585
		77,763,332
Software (19.3%)
Autodesk, Inc. (c)	25,022	7,395,753
Intuit, Inc.	23,205	14,584,342
Microsoft Corp.	190,402	80,254,443
Salesforce, Inc.	57,987	19,386,794
Synopsys, Inc. (c)	6,532	3,170,371
		124,791,703
Technology Hardware Storage & Peripherals (7.3%)
Apple, Inc.	189,151	47,367,194
Real Estate (3.2%)
Real Estate Management & Development (2.0%)
CoStar Group, Inc. (c)	179,223	12,830,575
Specialized REITs (1.2%)
Equinix, Inc.	8,351	7,874,074
Total common stocks (cost: $310,951,277)		644,164,304
Short-Term Securities (0.7%)
Investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	4,687,485	4,687,485
Total short-term securities (cost: $4,687,485)		4,687,485
Total investments in securities (cost: $315,638,762) (d)		648,851,789
Liabilities in excess of cash and other assets (-0.1%)		(493,283)
Total net assets (100.0%)		$648,358,506

See accompanying notes to financial statements.

SFT Macquarie Growth Fund (formerly SFT Delaware IvySM Growth Fund)
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in the Note 2 of the notes to financial statements.

(b)  Foreign security: the Fund held 6.4% of net assets in foreign securities at December 31, 2024.

(c)  Non-income producing security.

(d)  At December 31, 2024 the cost of investments for federal income tax purposes was $316,235,223. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$334,384,945
Gross unrealized depreciation	(1,768,379)
Net unrealized appreciation	$332,616,566

See accompanying notes to financial statements.

SFT Macquarie Small Cap Growth Fund (formerly SFT Delaware IvySM Small Cap Growth Fund)
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.9%)
Communication Services (2.1%)
Entertainment (2.1%)
IMAX Corp. (b) (c)	132,063	$3,380,813
Consumer Discretionary (10.2%)
Automobile Components (1.6%)
Modine Manufacturing Co. (b)	22,250	2,579,443
Broadline Retail (1.6%)
Ollie's Bargain Outlet Holdings, Inc. (b)	22,590	2,478,801
Diversified Consumer Services (1.9%)
Universal Technical Institute, Inc. (b)	116,710	3,000,614
Hotels, Restaurants & Leisure (2.4%)
Light & Wonder, Inc. (b)	16,404	1,416,978
Red Rock Resorts, Inc. Class A	51,881	2,398,977
		3,815,955
Household Durables (0.4%)
Installed Building Products, Inc.	3,641	638,085
Leisure Product (0.8%)
Acushnet Holdings Corp.	18,818	1,337,583
Specialty Retail (1.5%)
Abercrombie & Fitch Co. Class A (b)	7,301	1,091,281
Victoria's Secret & Co. (b)	30,382	1,258,422
		2,349,703
Consumer Staples (2.8%)
Consumer Staples Distribution & Retail (0.5%)
Chefs' Warehouse, Inc. (b)	16,990	837,947
Food Products (1.5%)
Vital Farms, Inc. (b)	64,625	2,435,716
Personal Care Products (0.8%)
BellRing Brands, Inc. (b)	16,707	1,258,705
Energy (1.3%)
Energy Equipment & Services (1.1%)
Cactus, Inc. Class A	18,430	1,075,575
Weatherford International PLC (c)	9,408	673,895
		1,749,470
Oil, Gas & Consumable Fuels (0.2%)
Gulfport Energy Corp. (b)	1,754	323,087
Financial (7.5%)
Banks (1.9%)
Western Alliance Bancorp	36,952	3,086,970
	Shares	Value(a)
Capital Markets (3.8%)
Hamilton Lane, Inc. Class A	13,769	$2,038,500
Houlihan Lokey, Inc.	13,782	2,393,382
WisdomTree, Inc.	148,211	1,556,216
		5,988,098
Insurance (1.8%)
Palomar Holdings, Inc. (b)	26,363	2,783,669
Health Care (22.7%)
Biotechnology (9.4%)
ADMA Biologics, Inc. (b)	74,622	1,279,767
CareDx, Inc. (b)	37,684	806,814
Catalyst Pharmaceuticals, Inc. (b)	58,293	1,216,575
Halozyme Therapeutics, Inc. (b)	29,791	1,424,308
Insmed, Inc. (b)	16,067	1,109,266
Kiniksa Pharmaceuticals International PLC (b) (c)	55,379	1,095,397
Vaxcyte, Inc. (b)	17,653	1,445,074
Veracyte, Inc. (b)	40,267	1,594,573
Vericel Corp. (b)	78,146	4,290,997
Viking Therapeutics, Inc. (b)	16,022	644,725
		14,907,496
Health Care Equipment & Supplies (2.9%)
Integer Holdings Corp. (b)	28,003	3,710,958
PROCEPT BioRobotics Corp. (b)	12,164	979,445
		4,690,403
Health Care Providers & Services (4.6%)
Encompass Health Corp.	29,880	2,759,418
GeneDx Holdings Corp. (b)	32,544	2,501,332
HealthEquity, Inc. (b)	18,321	1,757,900
Hims & Hers Health, Inc. (b)	15,694	379,481
		7,398,131
Pharmaceuticals (5.8%)
ANI Pharmaceuticals, Inc. (b)	48,078	2,657,752
Axsome Therapeutics, Inc. (b)	19,478	1,648,034
Harmony Biosciences Holdings, Inc. (b)	23,273	800,824
Intra-Cellular Therapies, Inc. (b)	11,226	937,595
Tarsus Pharmaceuticals, Inc. (b)	56,356	3,120,432
		9,164,637
Industrials (21.0%)
Aerospace & Defense (3.0%)
AAR Corp. (b)	29,467	1,805,737
AeroVironment, Inc. (b)	6,537	1,005,979
Leonardo DRS, Inc. (b)	62,480	2,018,729
		4,830,445

See accompanying notes to financial statements.

SFT Macquarie Small Cap Growth Fund (formerly SFT Delaware IvySM Small Cap Growth Fund)
Investments in Securities – continued

	Shares	Value(a)
Commercial Services & Supplies (4.1%)
ACV Auctions, Inc. Class A (b)	136,916	$2,957,386
Clean Harbors, Inc. (b)	15,275	3,515,388
		6,472,774
Construction & Engineering (3.2%)
Construction Partners, Inc. Class A (b)	36,330	3,213,752
Everus Construction Group, Inc. (b)	28,541	1,876,571
		5,090,323
Electrical Equipment (1.4%)
American Superconductor Corp. (b)	88,204	2,172,464
Machinery (1.8%)
Federal Signal Corp.	31,371	2,898,367
Marine Transportation (1.0%)
Kirby Corp. (b)	14,976	1,584,461
Professional Services (5.2%)
CBIZ, Inc. (b)	33,473	2,739,096
ExlService Holdings, Inc. (b)	18,672	828,663
Parsons Corp. (b)	36,040	3,324,690
Verra Mobility Corp. (b)	58,360	1,411,145
		8,303,594
Trading Companies & Distributors (1.3%)
FTAI Aviation Ltd. (c)	14,119	2,033,701
Information Technology (26.7%)
Communications Equipment (2.7%)
Harmonic, Inc. (b)	124,992	1,653,644
Lumentum Holdings, Inc. (b)	31,612	2,653,827
		4,307,471
Electronic Equipment, Instruments & Components (5.3%)
Advanced Energy Industries, Inc.	18,688	2,160,894
Fabrinet (b) (c)	3,622	796,405
Itron, Inc. (b)	20,345	2,209,060
OSI Systems, Inc. (b)	19,580	3,278,279
		8,444,638
Semiconductors & Semiconductor Equipment (3.2%)
MACOM Technology Solutions Holdings, Inc. (b)	13,778	1,789,900
Rambus, Inc. (b)	20,785	1,098,695
Silicon Laboratories, Inc. (b)	11,695	1,452,753
Veeco Instruments, Inc. (b)	29,096	779,773
		5,121,121
	Shares	Value(a)
Software (15.5%)
Agilysys, Inc. (b)	22,728	$2,993,505
AvePoint, Inc. (b)	129,336	2,135,337
Clearwater Analytics Holdings, Inc. Class A (b)	102,502	2,820,855
CyberArk Software Ltd. (b) (c)	11,201	3,731,613
Descartes Systems Group, Inc. (b) (c)	28,736	3,264,410
Five9, Inc. (b)	35,488	1,442,232
Monday.com Ltd. (b) (c)	8,097	1,906,358
Rubrik, Inc. Class A (b)	39,068	2,553,484
Varonis Systems, Inc. (b)	26,796	1,190,546
Vertex, Inc. Class A (b)	32,679	1,743,425
Workiva, Inc. (b)	7,229	791,576
		24,573,341
Materials (2.6%)
Chemicals (0.4%)
Sensient Technologies Corp.	10,315	735,047
Metals & Mining (2.2%)
ATI, Inc. (b)	63,029	3,469,116
Total common stocks (cost: $125,403,817)		154,242,189
Mutual Funds (2.0%)
Investment Companies (2.0%)
iShares Russell 2000 Growth ETF (d)	11,029	3,174,367
Total mutual funds (cost: $2,871,120)		3,174,367
Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	1,850,375	1,850,375
Total short-term securities (cost: $1,850,375)		1,850,375
Total investments in securities (cost: $130,125,312) (e)		159,266,931
Liabilities in excess of cash and other assets (-0.1%)		(173,254)
Total net assets (100.0%)		$159,093,677

See accompanying notes to financial statements.

SFT Macquarie Small Cap Growth Fund (formerly SFT Delaware IvySM Small Cap Growth Fund)
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 10.6% of net assets in foreign securities at December 31, 2024.

(d)  Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

(e)  At December 31, 2024 the cost of investments for federal income tax purposes was $130,364,183. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$31,523,964
Gross unrealized depreciation	(2,621,216)
Net unrealized appreciation	$28,902,748

See accompanying notes to financial statements.

SFT Real Estate Securities Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Consumer Discretionary (2.5%)
Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	21,993	$1,595,372
Caesars Entertainment, Inc. (b)	40,242	1,344,888
		2,940,260
Health Care (0.3%)
Health Care Providers & Services (0.3%)
PACS Group, Inc. (b)	22,294	292,274
Real Estate (96.4%)
Health Care REITs (14.1%)
Healthcare Realty Trust, Inc.	186,178	3,155,717
Omega Healthcare Investors, Inc.	78,894	2,986,138
Welltower, Inc.	80,895	10,195,197
		16,337,052
Hotels & Resort REITs (1.4%)
Host Hotels & Resorts, Inc.	90,860	1,591,867
Industrial REITs (8.2%)
Americold Realty Trust, Inc.	66,776	1,429,007
Lineage, Inc.	10,690	626,113
Prologis, Inc.	70,243	7,424,685
		9,479,805
Office REITs (1.4%)
Highwoods Properties, Inc.	52,359	1,601,138
Residential REITs (16.9%)
American Homes 4 Rent Class A	47,034	1,760,012
AvalonBay Communities, Inc.	5,717	1,257,568
Equity LifeStyle Properties, Inc.	17,399	1,158,773
Essex Property Trust, Inc.	12,686	3,621,092
Invitation Homes, Inc.	131,871	4,215,916
Sun Communities, Inc.	38,845	4,776,770
UDR, Inc.	65,965	2,863,541
		19,653,672
	Shares	Value(a)
Retail REITs (10.7%)
Agree Realty Corp.	15,259	$1,074,997
Kimco Realty Corp.	98,234	2,301,623
Realty Income Corp.	35,445	1,893,117
Simon Property Group, Inc.	41,453	7,138,621
		12,408,358
Specialized REITs (43.7%)
American Tower Corp.	30,353	5,567,044
Crown Castle, Inc.	57,639	5,231,316
Digital Realty Trust, Inc.	49,866	8,842,738
Equinix, Inc.	6,451	6,082,583
Extra Space Storage, Inc.	19,289	2,885,634
Iron Mountain, Inc.	36,667	3,854,068
Lamar Advertising Co. Class A	9,261	1,127,434
Public Storage	13,817	4,137,363
SBA Communications Corp.	26,878	5,477,736
VICI Properties, Inc.	111,325	3,251,803
Weyerhaeuser Co.	150,990	4,250,369
		50,708,088
Total common stocks (cost: $111,387,938)		115,012,514
Short-Term Securities (0.7%)
Investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	840,493	840,493
Total short-term securities (cost: $840,493)		840,493
Total investments in securities (cost: $112,228,431) (c)		115,853,007
Cash and other assets in excess of liabilities (0.1%)		139,609
Total net assets (100.0%)		$115,992,616
Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  At December 31, 2024, the cost of investments for federal income tax purposes was $112,809,068. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$13,709,486
Gross unrealized depreciation	(10,665,547)
Net unrealized appreciation	$3,043,939

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Communication Services (1.9%)
Media (0.9%)
Comcast Corp. Class A	46,300	$1,737,639
Wireless Telecommunication Services (1.0%)
T-Mobile U.S., Inc.	9,139	2,017,251
Consumer Discretionary (6.0%)
Hotels, Restaurants & Leisure (2.2%)
Booking Holdings, Inc.	379	1,883,031
McDonald's Corp.	8,595	2,491,605
		4,374,636
Specialty Retail (3.1%)
AutoZone, Inc. (b)	674	2,158,148
Home Depot, Inc.	3,976	1,546,624
Ross Stores, Inc.	9,300	1,406,811
Tractor Supply Co.	18,660	990,100
		6,101,683
Textiles, Apparel & Luxury Goods (0.7%)
Cie Financiere Richemont SA Class A (c)	8,402	1,278,494
Consumer Staples (9.6%)
Beverages (2.3%)
Coca-Cola Co.	34,900	2,172,874
Keurig Dr. Pepper, Inc.	73,327	2,355,263
		4,528,137
Consumer Staples Distribution & Retail (1.7%)
Dollar Tree, Inc. (b)	8,800	659,472
Walmart, Inc.	28,804	2,602,442
		3,261,914
Food Products (0.5%)
Mondelez International, Inc. Class A	16,305	973,898
Household Products (2.4%)
Colgate-Palmolive Co.	24,552	2,232,022
Procter & Gamble Co.	15,040	2,521,456
		4,753,478
Personal Care Products (2.7%)
Kenvue, Inc.	250,046	5,338,482
Energy (9.4%)
Energy Equipment & Services (1.3%)
Schlumberger NV (c)	54,982	2,108,010
TechnipFMC PLC (c)	17,400	503,556
		2,611,566
Oil, Gas & Consumable Fuels (8.1%)
Chevron Corp.	15,635	2,264,573
ConocoPhillips	29,121	2,887,930
Diamondback Energy, Inc.	9,000	1,474,470
EQT Corp.	36,364	1,676,744
Expand Energy Corp.	6,400	637,120
Exxon Mobil Corp.	26,985	2,902,777
	Shares	Value(a)
Phillips 66	9,800	$1,116,514
Range Resources Corp.	68,150	2,452,037
Williams Cos., Inc.	7,286	394,318
		15,806,483
Financial (23.2%)
Banks (7.2%)
Bank of America Corp.	99,945	4,392,583
Citigroup, Inc.	15,826	1,113,992
Huntington Bancshares, Inc.	35,600	579,212
JPMorgan Chase & Co.	28,478	6,826,461
KeyCorp	61,600	1,055,824
		13,968,072
Capital Markets (3.2%)
Charles Schwab Corp.	47,610	3,523,616
CME Group, Inc.	6,646	1,543,401
Goldman Sachs Group, Inc.	2,040	1,168,145
		6,235,162
Consumer Finance (1.5%)
American Express Co.	10,182	3,021,916
Financial Services (7.7%)
Berkshire Hathaway, Inc. Class B (b)	14,719	6,671,828
Corebridge Financial, Inc.	48,823	1,461,273
Corpay, Inc. (b)	3,622	1,225,757
Fiserv, Inc. (b)	20,458	4,202,482
Visa, Inc. Class A	4,614	1,458,209
		15,019,549
Insurance (3.1%)
Allstate Corp.	9,417	1,815,503
Chubb Ltd. (c)	3,543	978,931
MetLife, Inc.	9,850	806,518
Progressive Corp.	2,807	672,585
Travelers Cos., Inc.	7,248	1,745,971
		6,019,508
Mortgage REITs (0.5%)
Annaly Capital Management, Inc.	57,300	1,048,590
Health Care (14.2%)
Biotechnology (0.7%)
Regeneron Pharmaceuticals, Inc. (b)	1,870	1,332,057
Health Care Equipment & Supplies (1.1%)
Becton Dickinson & Co.	6,300	1,429,281
GE HealthCare Technologies, Inc.	8,548	668,283
		2,097,564
Health Care Providers & Services (7.2%)
Cencora, Inc.	12,505	2,809,623
Cigna Group	3,600	994,104
Elevance Health, Inc.	9,180	3,386,502

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
HCA Healthcare, Inc.	1,547	$464,332
Molina Healthcare, Inc. (b)	2,100	611,205
Tenet Healthcare Corp. (b)	13,328	1,682,394
UnitedHealth Group, Inc.	7,903	3,997,812
		13,945,972
Life Sciences Tools & Services (2.7%)
Danaher Corp.	4,338	995,788
Revvity, Inc.	18,894	2,108,759
Thermo Fisher Scientific, Inc.	4,318	2,246,353
		5,350,900
Pharmaceuticals (2.5%)
AstraZeneca PLC ADR (c)	42,755	2,801,308
Johnson & Johnson	14,654	2,119,261
		4,920,569
Industrials (15.8%)
Aerospace & Defense (3.6%)
Boeing Co. (b)	9,762	1,727,874
General Dynamics Corp.	5,128	1,351,177
General Electric Co.	8,154	1,360,005
L3Harris Technologies, Inc.	7,436	1,563,642
Northrop Grumman Corp.	2,344	1,100,016
		7,102,714
Building Products (0.3%)
Owens Corning	3,700	630,184
Commercial Services & Supplies (0.8%)
Republic Services, Inc.	7,900	1,589,322
Electrical Equipment (2.6%)
AMETEK, Inc.	16,298	2,937,878
Rockwell Automation, Inc.	7,180	2,051,972
		4,989,850
Ground Transportation (3.4%)
CSX Corp.	21,892	706,455
Norfolk Southern Corp.	9,939	2,332,683
Old Dominion Freight Line, Inc.	8,300	1,464,120
Union Pacific Corp.	9,003	2,053,044
		6,556,302
Machinery (4.5%)
Cummins, Inc.	4,213	1,468,652
Deere & Co.	6,825	2,891,753
Parker-Hannifin Corp.	2,180	1,386,545
Westinghouse Air Brake Technologies Corp.	16,463	3,121,220
		8,868,170
Trading Companies & Distributors (0.6%)
Ferguson Enterprises, Inc.	6,600	1,145,562
	Shares	Value(a)
Information Technology (6.8%)
Electronic Equipment, Instruments & Components (3.2%)
Amphenol Corp. Class A	11,418	$792,980
Keysight Technologies, Inc. (b)	22,259	3,575,463
TE Connectivity PLC (c)	12,794	1,829,158
		6,197,601
Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc. (b)	12,000	1,449,480
Analog Devices, Inc.	5,987	1,271,998
KLA Corp.	900	567,108
Micron Technology, Inc.	11,500	967,840
Texas Instruments, Inc.	14,770	2,769,523
		7,025,949
Materials (6.2%)
Chemicals (3.0%)
Linde PLC (c)	4,654	1,948,490
Mosaic Co.	31,700	779,186
PPG Industries, Inc.	7,474	892,769
Sherwin-Williams Co.	6,800	2,311,524
		5,931,969
Construction Materials (0.5%)
Martin Marietta Materials, Inc.	1,711	883,731
Containers & Packaging (1.3%)
International Paper Co.	46,790	2,518,238
Metals & Mining (1.4%)
Franco-Nevada Corp. (c)	9,777	1,149,678
Freeport-McMoRan, Inc.	16,800	639,744
Southern Copper Corp.	5,148	469,137
Wheaton Precious Metals Corp. (c)	8,900	500,536
		2,759,095
Real Estate (1.7%)
Residential REITs (0.2%)
Equity LifeStyle Properties, Inc.	7,023	467,732
Specialized REITs (1.5%)
Equinix, Inc.	990	933,461
Public Storage	6,329	1,895,156
		2,828,617
Utilities (4.8%)
Electric Utilities (3.0%)
Exelon Corp.	57,200	2,153,008
NextEra Energy, Inc.	9,068	650,085
Xcel Energy, Inc.	43,649	2,947,181
		5,750,274

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Gas Utilities (0.7%)
Atmos Energy Corp.	9,740	$1,356,490
Multi-Utilities (1.1%)
Ameren Corp.	25,010	2,229,391
Total common stocks (cost: $171,630,988)		194,574,711
Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	693,350	693,350
T. Rowe Price Government Reserve Fund, current rate 4.530%	84,945	84,945
Total short-term securities (cost: $778,295)		778,295
Total investments in securities (cost: $172,409,283) (d)		195,353,006
Liabilities in excess of cash and other assets (0.0%)		(42,783)
Total net assets (100.0%)		$195,310,223

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 6.7% of net assets in foreign securities at December 31, 2024.

(d)  At December 31, 2024, the cost of investments for federal income tax purposes was $172,788,074. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$28,489,308
Gross unrealized depreciation	(5,924,376)
Net unrealized appreciation	$22,564,932

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

December 31, 2024

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Communication Services (9.7%)
Entertainment (1.5%)
Netflix, Inc. (b)	2,168	$1,932,382
Interactive Media & Services (7.4%)
Alphabet, Inc. Class A	34,339	6,500,373
Meta Platforms, Inc. Class A	5,524	3,234,357
		9,734,730
Wireless Telecommunication Services (0.8%)
T-Mobile U.S., Inc.	4,851	1,070,761
Consumer Discretionary (12.0%)
Automobiles (1.6%)
Tesla, Inc. (b)	5,175	2,089,872
Broadline Retail (5.1%)
Amazon.com, Inc. (b)	30,491	6,689,421
Hotels, Restaurants & Leisure (2.2%)
Marriott International, Inc. Class A	4,800	1,338,912
McDonald's Corp.	5,424	1,572,363
		2,911,275
Household Durables (0.4%)
Lennar Corp. Class A	3,749	511,251
Specialty Retail (1.9%)
AutoZone, Inc. (b)	463	1,482,526
TJX Cos., Inc.	8,556	1,033,650
		2,516,176
Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc. Class B	13,540	1,024,572
Consumer Staples (4.4%)
Beverages (2.1%)
Brown-Forman Corp. Class B	26,769	1,016,687
Constellation Brands, Inc. Class A	2,905	642,005
Monster Beverage Corp. (b)	20,152	1,059,189
		2,717,881
Household Products (1.8%)
Procter & Gamble Co.	14,357	2,406,951
Personal Care Products (0.5%)
Estee Lauder Cos., Inc. Class A	9,325	699,188
Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
ConocoPhillips	13,349	1,323,820
Expand Energy Corp.	5,635	560,964
Exxon Mobil Corp.	17,920	1,927,655
		3,812,439
	Shares	Value(a)
Financial (12.1%)
Banks (5.1%)
Bank of America Corp.	38,254	$1,681,263
JPMorgan Chase & Co.	13,039	3,125,579
Wells Fargo & Co.	27,401	1,924,646
		6,731,488
Capital Markets (0.9%)
Nasdaq, Inc.	14,574	1,126,716
Consumer Finance (1.3%)
American Express Co.	5,751	1,706,839
Financial Services (2.4%)
Mastercard, Inc. Class A	5,974	3,145,729
Insurance (2.4%)
Arch Capital Group Ltd. (c)	8,846	816,928
Chubb Ltd. (c)	3,664	1,012,363
Progressive Corp.	5,668	1,358,110
		3,187,401
Health Care (11.9%)
Biotechnology (0.9%)
Vertex Pharmaceuticals, Inc. (b)	3,060	1,232,262
Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	14,217	1,608,085
Boston Scientific Corp. (b)	18,551	1,656,975
		3,265,060
Health Care Providers & Services (3.0%)
Cencora, Inc.	5,983	1,344,260
UnitedHealth Group, Inc.	5,129	2,594,556
		3,938,816
Life Sciences Tools & Services (1.9%)
Danaher Corp.	5,506	1,263,902
Thermo Fisher Scientific, Inc.	2,302	1,197,570
		2,461,472
Pharmaceuticals (3.6%)
Eli Lilly & Co.	3,516	2,714,352
Merck & Co., Inc.	20,089	1,998,454
		4,712,806
Industrials (8.4%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	4,146	1,092,430
RTX Corp.	13,417	1,552,615
		2,645,045
Building Products (0.5%)
Builders FirstSource, Inc. (b)	4,780	683,205
Commercial Services & Supplies (0.9%)
Republic Services, Inc.	5,638	1,134,253

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Electrical Equipment (2.5%)
AMETEK, Inc.	6,292	$1,134,196
Emerson Electric Co.	7,890	977,808
GE Vernova, Inc.	3,638	1,196,647
		3,308,651
Ground Transportation (0.2%)
Uber Technologies, Inc. (b)	4,862	293,276
Machinery (2.3%)
Deere & Co.	2,820	1,194,834
IDEX Corp.	3,131	655,287
Ingersoll Rand, Inc.	12,076	1,092,395
		2,942,516
Information Technology (31.6%)
Communications Equipment (1.3%)
Motorola Solutions, Inc.	3,734	1,725,967
Electronic Equipment, Instruments & Components (0.7%)
CDW Corp.	5,723	996,031
IT Services (0.8%)
Accenture PLC Class A (c)	3,112	1,094,770
Semiconductors & Semiconductor Equipment (11.1%)
Broadcom, Inc.	17,174	3,981,620
KLA Corp.	1,911	1,204,159
NVIDIA Corp.	62,137	8,344,378
Texas Instruments, Inc.	5,537	1,038,243
		14,568,400
Software (9.5%)
Microsoft Corp.	20,577	8,673,206
Roper Technologies, Inc.	2,498	1,298,585
Salesforce, Inc.	5,378	1,798,027
Workday, Inc. Class A (b)	2,839	732,547
		12,502,365
Technology Hardware Storage & Peripherals (8.2%)
Apple, Inc.	43,044	10,779,078
	Shares	Value(a)
Materials (1.7%)
Chemicals (1.7%)
Linde PLC (c)	3,616	$1,513,911
RPM International, Inc.	6,349	781,308
		2,295,219
Real Estate (1.7%)
Health Care REITs (1.0%)
Welltower, Inc.	10,863	1,369,064
Specialized REITs (0.7%)
Iron Mountain, Inc.	8,875	932,851
Utilities (3.2%)
Electric Utilities (1.1%)
PG&E Corp.	70,565	1,424,002
Gas Utilities (1.0%)
Atmos Energy Corp.	9,963	1,387,547
Multi-Utilities (1.1%)
WEC Energy Group, Inc.	15,096	1,419,628
Total common stocks (cost: $78,805,719)		131,127,356
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.430%	649,078	649,078
Total short-term securities (cost: $649,078)		649,078
Total investments in securities (cost: $79,454,797) (d)		131,776,434
Liabilities in excess of cash and other assets (-0.1%)		(107,046)
Total net assets (100.0%)		$131,669,388

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 3.4% of net assets in foreign securities at December 31, 2024.

(d)  At December 31, 2024, the cost of investments for federal income tax purposes was $79,733,380. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$54,230,373
Gross unrealized depreciation	(2,187,319)
Net unrealized appreciation	$52,043,054

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

December 31, 2024

	SFT Balanced Stabilization Fund		SFT Core Bond Fund	SFT Equity Stabilization Fund		SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$272,760,802	$483,533,779		$272,289,157		$226,259,989	$229,398,347	$1,465,180,862
Affiliated issuers (Note 8)		334,869,383	–		–		–	–	–
Cash on demand deposit		9,010,028	26,448		7,725,000		–	–	–
Due from broker[1,2]		–	2,311,836		500,000		–	–	–
Foreign currency on deposit[3]		–	180		–		–	–	–
Receivable:
Fund shares sold		–	2,895		–		–	28,353	636,004
Investment securities sold (including paydowns)		–	11,107		–		–	–	726,773
Dividends and accrued interest		2,391,538	2,239,468		196,870		114,151	245,116	1,079,378
Refundable foreign income taxes withheld		–	2,577		–		–	–	–
Variation margin on futures contracts		–	–		–		–	19,079	–
Unrealized appreciation on forward foreign currency contracts		–	92,976		–		–	–	–
Prepaid expenses		12,582	20,185		17,744		16,458	16,288	34,100
Total assets		619,044,333	488,241,451		280,728,771		226,390,598	229,707,183	1,467,657,117
Liabilities
Payable:
Fund shares repurchased		46,616	371,112		19,022		602,022	51,103	134,063
Investment securities purchased		–	4,653,428		–		–	–	–
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)		–	465,633		–		–	–	–
Investment securities purchased on a TBA basis (Note 2)		–	57,459,342		–		–	–	–
Adviser		439,700	245,226		203,873		106,980	79,212	373,734
Variation margin on futures contracts		151,330	16,015		766,691		–	–	213,069
Accrued expenses		131,631	181,474		71,165		81,590	96,238	166,197
Unrealized depreciation on forward foreign currency contracts		–	4,729		–		–	–	–
Options written at value[4]		134,630	–		60,840		–	–	–
Total liabilities		903,907	63,396,959		1,121,591		790,592	226,553	887,063
Net assets applicable to outstanding capital stock		$618,140,426	$424,844,492		$279,607,180		$225,600,006	$229,480,630	$1,466,770,054
Net Assets Consist of:
Paid in capital**		$225,747,537	$349,127,739		$169,123,638		$225,597,941	$(78,490,426)	$(197,847,298)
Total distributable earnings		392,392,889	75,716,753		110,483,542		2,065	307,971,056	1,664,617,352
Net assets		$618,140,426	$424,844,492		$279,607,180		$225,600,006	$229,480,630	$1,466,770,054
Net assets by class:
Class 1	$	N/A	$10,468,949	$	N/A	$	N/A	$44,205,729	$558,748,406
Class 2		618,140,426	414,375,543		279,607,180		225,600,006	185,274,901	908,021,648
Net asset value per share of outstanding capital stock by class:
Class 1		N/A	2.530		N/A		N/A	8.885	25.945
Class 2		24.296	2.431		15.366		1.000	8.537	24.930
* Identified cost
Unaffiliated issuers		$264,384,111	$504,218,753		$213,728,649		$226,259,989	$160,421,966	$443,514,800
Affiliated issuers		99,402,995	–		–		–	–	–
** Shares outstanding by class:
Class 1		N/A	4,137,811		N/A		N/A	4,975,231	21,536,271
Class 2		25,442,055	170,485,589		18,196,229		225,600,006	21,702,045	36,423,208
[1] Cash collateral for open futures contracts		$–	$930,000		$500,000		$–	$–	$–
[2] Collateral for To Be Announced securities		$–	$1,381,836		$–		$–	$–	$–
[3] Foreign currency on deposit (cost)		$–	$183		$–		$–	$–	$–
[4] Premiums received		$112,786	$–		$50,973		$–	$–	$–

See accompanying notes to financial statements.

	SFT Macquarie Growth Fund(a)		SFT Macquarie Small Cap Growth Fund(a)		SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$648,851,789		$159,266,931	$115,853,007		$195,353,006	$131,776,434
Affiliated issuers (Note 8)		–		–	–		–	–
Cash on demand deposit		–		–	–		346	–
Due from broker[1,2]		–		–	–		–	–
Foreign currency on deposit[3]		–		–	–		–	–
Receivable:
Fund shares sold		–		–	–		–	–
Investment securities sold (including paydowns)		–		370,738	–		–	–
Dividends and accrued interest		166,141		13,229	336,424		159,795	55,444
Refundable foreign income taxes withheld		14,669		–	–		15,721	5,985
Variation margin on futures contracts		–		–	–		–	–
Unrealized appreciation on forward foreign currency contracts		–		–	–		–	–
Prepaid expenses		22,810		15,186	14,573		15,964	14,663
Total assets		649,055,409		159,666,084	116,204,004		195,544,832	131,852,526
Liabilities
Payable:
Fund shares repurchased		91,954		15,805	22,360		5,499	8,668
Investment securities purchased		–		323,763	9,944		1,286	–
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)		–		–	–		–	–
Investment securities purchased on a TBA basis (Note 2)		–		–	–		–	–
Adviser		509,826		162,443	101,043		148,318	97,900
Variation margin on futures contracts		–		–	–		–	–
Accrued expenses		95,123		70,396	78,041		79,506	76,570
Unrealized depreciation on forward foreign currency contracts		–		–	–		–	–
Options written at value[4]		–		–	–		–	–
Total liabilities		696,903		572,407	211,388		234,609	183,138
Net assets applicable to outstanding capital stock		$648,358,506		$159,093,677	$115,992,616		$195,310,223	$131,669,388
Net Assets Consist of:
Paid in capital**		$(187,081,438)		$(1,302,976)	$(28,450,335)		$(186,748)	$(16,458,482)
Total distributable earnings		835,439,944		160,396,653	144,442,951		195,496,971	148,127,870
Net assets		$648,358,506		$159,093,677	$115,992,616		$195,310,223	$131,669,388
Net assets by class:
Class 1	$	N/A	$	N/A	$15,881,640	$	N/A	$7,500,381
Class 2		648,358,506		159,093,677	100,110,976		195,310,223	124,169,007
Net asset value per share of outstanding capital stock by class:
Class 1		N/A		N/A	7.029		N/A	33.926
Class 2		46.342		25.177	6.753		25.497	33.033
* Identified cost
Unaffiliated issuers		$315,638,762		$130,125,312	$112,228,431		$172,409,283	$79,454,797
Affiliated issuers		–		–	–		–	–
** Shares outstanding by class:
Class 1		N/A		N/A	2,259,548		N/A	221,082
Class 2		13,990,854		6,319,047	14,825,347		7,660,138	3,758,994
[1] Cash collateral for open futures contracts		$–		$–	$–		$–	$–
[2] Collateral for To Be Announced securities		$–		$–	$–		$–	$–
[3] Foreign currency on deposit (cost)		$–		$–	$–		$–	$–
[4] Premiums received		$–		$–	$–		$–	$–

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

Securian Funds Trust

Statements of Operations

Year ended December 31, 2024

	SFT Balanced Stabilization Fund	SFT Core Bond Fund	SFT Equity Stabilization Fund	SFT Government Money Market Fund	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund
Income:
Interest[1]	$10,897,571	$19,266,785	$–	$10,733,486	$37,749	$–
Dividends[1]	1,439,586	879,119	8,662,372	1,026,734	3,527,882	20,146,270
Foreign tax withholding	–	–	–	–	(5,852)	(4,525)
Total investment income	12,337,157	20,145,904	8,662,372	11,760,220	3,559,779	20,141,745
Expenses (Note 4):
Investment advisory fee	3,547,659	1,748,462	1,678,932	567,611	340,630	1,864,855
Rule 12b-1 fees	1,612,572	1,068,990	763,151	567,611	466,452	2,149,005
Audit and accounting services	282,713	379,746	138,899	161,780	174,851	320,063
Administrative services fee	41,373	54,172	41,473	58,320	39,674	39,674
Legal fees	27,670	27,671	27,669	66,230	27,669	16,985
Custodian fees	15,720	26,711	15,621	10,760	16,913	19,124
Printing and shareholder reports	10,800	12,600	10,800	16,087	12,100	12,900
Trustee's fees	48,603	46,529	48,603	48,603	48,603	48,603
S&P licensing fee	–	–	–	–	26,814	69,001
Insurance	12,112	12,112	12,112	12,112	12,112	12,112
Other	15,244	16,640	22,399	13,870	10,439	32,549
Total expenses before fees waived	5,614,466	3,393,633	2,759,659	1,522,984	1,176,257	4,584,871
Less fees waived (Note 4)	–	–	–	(1,915)	–	–
Total expenses net of fees waived	5,614,466	3,393,633	2,759,659	1,521,069	1,176,257	4,584,871
Net investment income (loss)	6,722,691	16,752,271	5,902,713	10,239,151	2,383,522	15,556,874
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	4,486,830	172,691	11,565,767	–	17,428,656	81,481,048
Affiliated issuers (Note 8)	22,402,995	–	–	–	–	–
Written options contracts	642,218	–	319,447	–	–	–
Foreign forward currency contracts	–	(14,863)	–	–	–	–
Foreign currency transactions	–	10,104	–	–	–	–
Other	–	2,851	–	–	23,334	16,350
Futures contracts	2,580,782	(1,067,840)	4,391,433	–	800,628	5,685,861
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	2,102,595	(11,456,116)	9,996,631	–	8,214,482	191,755,919
Affiliated issuers (Note 8)	46,637,080	–	–	–	–	–
Written options contracts	(68,730)	–	(33,311)	–	–	–
Translation of assets and liabilities in foreign currency	–	(169)	–	–	–	–
Foreign forward currency contracts	–	88,247	–	–	–	–
Futures contracts	(3,165,570)	(1,124,126)	(2,446,168)	–	(485,158)	(2,510,422)
Net gains (losses) on investments	75,618,200	(13,389,221)	23,793,799	–	25,981,942	276,428,756
Net increase in net assets resulting from operations	$82,340,891	$3,363,050	$29,696,512	$10,239,151	$28,365,464	$291,985,630

1  All income is from unaffiliated issuers.

See accompanying notes to financial statements.

	SFT Macquarie Growth Fund(a)	SFT Macquarie Small Cap Growth Fund(a)	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$–	$–	$–	$18,961	$–
Dividends[1]	4,143,881	549,220	3,396,106	3,729,139	1,495,485
Foreign tax withholding	(96,468)	(1,862)	–	(20,486)	–
Total investment income	4,047,413	547,358	3,396,106	3,727,614	1,495,485
Expenses (Note 4):
Investment advisory fee	4,057,709	1,343,672	842,746	1,151,442	708,008
Rule 12b-1 fees	1,582,379	395,198	263,462	505,019	305,268
Audit and accounting services	188,744	124,268	136,318	129,690	132,595
Administrative services fee	38,674	38,674	39,674	38,674	38,674
Legal fees	23,094	27,670	27,670	25,944	27,669
Custodian fees	13,868	20,544	13,458	26,418	14,867
Printing and shareholder reports	12,700	11,200	11,300	10,700	12,000
Trustee's fees	48,603	48,603	48,603	48,603	48,603
S&P licensing fee	–	–	–	–	–
Insurance	12,112	12,112	12,112	12,112	12,112
Other	54,153	43,592	29,751	44,281	8,454
Total expenses before fees waived	6,032,036	2,065,533	1,425,094	1,992,883	1,308,250
Less fees waived (Note 4)	–	–	–	–	–
Total expenses net of fees waived	6,032,036	2,065,533	1,425,094	1,992,883	1,308,250
Net investment income (loss)	(1,984,623)	(1,518,175)	1,971,012	1,734,731	187,235
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	73,934,589	9,330,171	4,145,200	22,101,082	19,398,540
Affiliated issuers (Note 8)	–	–	–	–	–
Written options contracts	–	–	–	–	–
Foreign forward currency contracts	–	–	–	–	–
Foreign currency transactions	(159)	–	–	(739)	–
Other	61,830	164,147	–	(10,835)	20,289
Futures contracts	–	–	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	62,668,298	12,679,416	1,383,194	3,715,305	8,834,386
Affiliated issuers (Note 8)	–	–	–	–	–
Written options contracts	–	–	–	–	–
Translation of assets and liabilities in foreign currency	(862)	–	–	(529)	–
Foreign forward currency contracts	–	–	–	–	–
Futures contracts	–	–	–	–	–
Net gains (losses) on investments	136,663,696	22,173,734	5,528,394	25,804,284	28,253,215
Net increase in net assets resulting from operations	$134,679,073	$20,655,559	$7,499,406	$27,539,015	$28,440,450

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

Securian Funds Trust

Statements of Changes in Net Assets

Year ended December 31, 2024 and year ended December 31, 2023

	SFT Balanced Stabilization Fund		SFT Core Bond Fund		SFT Equity Stabilization Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$6,722,691	$9,105,366	$16,752,271	$16,838,091	$5,902,713	$6,437,472
Net realized gains (losses) on investments	30,112,825	(1,831,671)	(897,057)	(21,003,285)	16,276,647	4,281,581
Net change in unrealized appreciation or depreciation of investments	45,505,375	84,402,479	(12,492,164)	28,554,687	7,517,152	13,051,352
Net increase in net assets resulting from operations	82,340,891	91,676,174	3,363,050	24,389,493	29,696,512	23,770,405
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	3,350,842	2,905,145	–	–
Class 2	7,616,910	13,209,574	10,366,113	16,197,517	3,476,633	4,013,741
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(2,230,849)	(1,433,965)	–	–
Class 2	(124,445,926)	(77,669,237)	(38,848,179)	(32,172,373)	(66,934,385)	(42,760,728)
Increase (decrease) in net assets from capital stock transactions	(116,829,016)	(64,459,663)	(27,362,073)	(14,503,676)	(63,457,752)	(38,746,987)
Total increase (decrease) in net assets	(34,488,125)	27,216,511	(23,999,023)	9,885,817	(33,761,240)	(14,976,582)
Net assets at beginning of period	652,628,551	625,412,040	448,843,515	438,957,698	313,368,420	328,345,002
Net assets at end of period	$618,140,426	$652,628,551	$424,844,492	$448,843,515	$279,607,180	$313,368,420
Capital share transactions:
Proceeds from sales
Class 1	–	–	1,332,260	1,204,741	–	–
Class 2	319,781	674,005	4,328,201	6,951,653	235,895	301,259
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(894,956)	(593,413)	–	–
Class 2	(5,372,903)	(3,923,754)	(16,016,835)	(13,902,388)	(4,449,225)	(3,209,790)
Net change from capital transactions	(5,053,122)	(3,249,749)	(11,251,330)	(6,339,407)	(4,213,330)	(2,908,531)

See accompanying notes to financial statements.

	SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$10,239,151	$9,853,941	$2,383,522	$2,421,307
Net realized gains (losses) on investments	–	–	18,252,618	8,721,925
Net change in unrealized appreciation or depreciation of investments	–	–	7,729,324	19,471,645
Net increase in net assets resulting from operations	10,239,151	9,853,941	28,365,464	30,614,877
Distributions to shareholders:
From distributable earnings
Class 2	(10,239,151)	(9,853,941)	–	–
Decrease in net assets from distributions	(10,239,151)	(9,853,941)	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	5,213,587	5,140,157
Class 2	39,964,738	29,878,184	1,820,439	5,567,880
Value of distributions reinvested
Class 2	10,239,151	9,853,941	–	–
Payments for redemption of shares
Class 1	–	–	(1,929,024)	(2,572,960)
Class 2	(54,073,181)	(32,744,625)	(23,744,215)	(16,663,601)
Increase (decrease) in net assets from capital stock transactions	(3,869,292)	6,987,500	(18,639,213)	(8,528,524)
Total increase (decrease) in net assets	(3,869,292)	6,987,500	9,726,251	22,086,353
Net assets at beginning of period	229,469,298	222,481,798	219,754,379	197,668,026
Net assets at end of period	$225,600,006	$229,469,298	$229,480,630	$219,754,379
Capital share transactions:
Proceeds from sales
Class 1	–	–	620,783	732,412
Class 2	39,964,738	29,878,184	222,586	831,612
Issued on reinvestment of distributions
Class 2	10,239,151	9,853,941	–	–
Payments for redemption of shares
Class 1	–	–	(231,460)	(354,200)
Class 2	(54,073,181)	(32,744,625)	(2,922,753)	(2,422,092)
Net change from capital transactions	(3,869,292)	6,987,500	(2,310,844)	(1,212,268)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Year ended December 31, 2024 and year ended December 31, 2023

	SFT Index 500 Fund		SFT Macquarie Growth Fund(a)		SFT Macquarie Small Cap Growth Fund(a)
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$15,556,874	$14,981,676	$(1,984,623)	$(1,512,332)	$(1,518,175)	$(1,182,026)
Net realized gains (losses) on investments	87,183,259	23,260,190	73,996,260	48,002,492	9,494,318	(58,713)
Net change in unrealized appreciation or depreciation of investments	189,245,497	215,739,783	62,667,436	127,482,406	12,679,416	18,892,808
Net increase in net assets resulting from operations	291,985,630	253,981,649	134,679,073	173,972,566	20,655,559	17,652,069
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	55,815,056	33,312,718	–	–	–	–
Class 2	13,593,572	19,341,483	676,682	3,055,901	1,474,903	2,226,893
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(43,658,447)	(3,045,533)	–	–	–	–
Class 2	(81,913,731)	(60,226,142)	(80,253,105)	(62,231,780)	(13,395,167)	(10,658,372)
Increase (decrease) in net assets from capital stock transactions	(56,163,550)	(10,617,474)	(79,576,423)	(59,175,879)	(11,920,264)	(8,431,479)
Total increase (decrease) in net assets	235,822,080	243,364,175	55,102,650	114,796,687	8,735,295	9,220,590
Net assets at beginning of period	1,230,947,974	987,583,799	593,255,856	478,459,169	150,358,382	141,137,792
Net assets at end of period	$1,466,770,054	$1,230,947,974	$648,358,506	$593,255,856	$159,093,677	$150,358,382
Capital share transactions:
Proceeds from sales
Class 1	2,299,042	1,767,995	–	–	–	–
Class 2	576,099	1,116,355	15,674	102,273	60,023	106,852
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(1,899,331)	(167,065)	–	–	–	–
Class 2	(3,655,155)	(3,356,944)	(1,892,933)	(1,889,632)	(556,291)	(506,818)
Net change from capital transactions	(2,679,345)	(639,659)	(1,877,259)	(1,787,359)	(496,268)	(399,966)

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

	SFT Real Estate Securities Fund		SFT T. Rowe Price Value Fund
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$1,971,012	$2,228,913	$1,734,731	$2,070,354
Net realized gains (losses) on investments	4,145,200	(653,536)	22,089,508	5,329,753
Net change in unrealized appreciation or depreciation of investments	1,383,194	12,109,398	3,714,776	13,413,381
Net increase in net assets resulting from operations	7,499,406	13,684,775	27,539,015	20,813,488
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	2,767,604	2,993,353	–	–
Class 2	1,658,964	3,262,779	903,439	3,666,723
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(2,581,448)	(1,031,943)	–	–
Class 2	(17,302,650)	(10,716,543)	(27,473,402)	(15,248,277)
Increase (decrease) in net assets from capital stock transactions	(15,457,530)	(5,492,354)	(26,569,963)	(11,581,554)
Total increase (decrease) in net assets	(7,958,124)	8,192,421	969,052	9,231,934
Net assets at beginning of period	123,950,740	115,758,319	194,341,171	185,109,237
Net assets at end of period	$115,992,616	$123,950,740	$195,310,223	$194,341,171
Capital share transactions:
Proceeds from sales
Class 1	401,260	495,893	–	–
Class 2	266,982	564,801	36,586	182,574
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(380,236)	(162,367)	–	–
Class 2	(2,602,171)	(1,801,795)	(1,113,588)	(744,932)
Net change from capital transactions	(2,314,165)	(903,468)	(1,077,002)	(562,358)

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

Securian Funds Trust

Statements of Changes in Net Assets – continued

Year ended December 31, 2024 and year ended December 31, 2023

	SFT Wellington Core Equity Fund
	2024	2023
Operations:
Net investment income	$187,235	$461,176
Net realized gains (losses) on investments	19,418,829	6,914,067
Net change in unrealized appreciation or depreciation of investments	8,834,386	14,070,066
Net increase in net assets resulting from operations	28,440,450	21,445,309
Distributions to shareholders:
From distributable earnings
Class 2	–	–
Decrease in net assets from distributions	–	–
Capital stock transactions:
Proceeds from sales
Class 1	1,187,685	1,127,143
Class 2	1,072,168	1,651,828
Value of distributions reinvested
Class 2	–	–
Payments for redemption of shares
Class 1	(657,253)	(339,069)
Class 2	(17,429,175)	(13,593,680)
Increase (decrease) in net assets from capital stock transactions	(15,826,575)	(11,153,778)
Total increase (decrease) in net assets	12,613,875	10,291,531
Net assets at beginning of period	119,055,513	108,763,982
Net assets at end of period	$131,669,388	$119,055,513
Capital share transactions:
Proceeds from sales
Class 1	37,657	46,534
Class 2	34,766	71,038
Issued on reinvestment of distributions
Class 2	–	–
Payments for redemption of shares
Class 1	(21,203)	(13,739)
Class 2	(572,196)	(568,752)
Net change from capital transactions	(520,976)	(464,919)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Balanced Stabilization Fund

	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of period	$21.401	$18.534	$21.210	$18.697		$16.892
Income from investment operations:
Net investment income (a)	.241	.282	.136	.019		.082
Net realized and unrealized gain(loss) on investments	2.654	2.585	(2.812)	2.494		1.723
Total from investment operations	2.895	2.867	(2.676)	2.513		1.805
Net asset value, end of period	$24.296	$21.401	$18.534	$21.210		$18.697
Total return (b)	13.53%	15.47%	(12.62)%	13.46%		10.67%
Net assets, end of period (in thousands)	$618,140	$652,629	$625,412	$729,543		$678,188
Ratios to average net assets:
Expenses before waiver (c)	.87%	.87%	.86%	.85%		.86%
Expenses (c)	.87%	.87%	.86%	.84	%(d)	.80	%(d)
Net investment income	1.04%	1.43%	.71%	.10%		.48%
Portfolio turnover rate (excluding short-term securities)	0.6%	4.1%	12.0%	5.8%		–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Core Bond Fund

	Class 1 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$2.505	$2.364	$2.747	$2.755	$2.571
Income from investment operations:
Net investment income (a)	.103	.098	.065	.056	.067
Net realized and unrealized gain(loss) on investments	(.078)	.043	(.448)	(.064)	.117
Total from investment operations	.025	.141	(.383)	(.008)	.184
Net asset value, end of period	$2.530	$2.505	$2.364	$2.747	$2.755
Total return (b)	0.99%	5.98%	(13.93)%	(0.29)%	7.15%
Net assets, end of period (in thousands)	$10,469	$9,271	$7,303	$7,751	$5,530
Ratios to average net assets:
Expenses (c)	.53%	.51%	.50%	.49%	.48%
Net investment income	4.07%	4.09%	2.62%	2.03%	2.52%
Portfolio turnover rate (excluding short-term securities)	326.0%	209.9%	139.2%	67.3%	93.0%
	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$2.413	$2.282	$2.659	$2.673	$2.501
Income from investment operations:
Net investment income (a)	.093	.089	.057	.047	.059
Net realized and unrealized gain(loss) on investments	(.075)	.042	(.434)	(.061)	.113
Total from investment operations	.018	.131	(.377)	(.014)	.172
Net asset value, end of period	$2.431	$2.413	$2.282	$2.659	$2.673
Total return (b)	0.73%	5.72%	(14.17)%	(0.54)%	6.88%
Net assets, end of period (in thousands)	$414,376	$439,572	$431,655	$522,580	$491,483
Ratios to average net assets:
Expenses (c)	.78%	.76%	.75%	.74%	.73%
Net investment income	3.83%	3.83%	2.38%	1.78%	2.28%
Portfolio turnover rate (excluding short-term securities)	326.0%	209.9%	139.2%	67.3%	93.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Securian Funds Trust
Financial Highlights – continued

SFT Equity Stabilization Fund

	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of period	$13.984	$12.969	$14.363	$12.804		$13.527
Income from investment operations:
Net investment income (a)	.290	.268	.169	.154		.173
Net realized and unrealized gain(loss) on investments	1.092	.747	(1.563)	1.405		(.896)
Total from investment operations	1.382	1.015	(1.394)	1.559		(.723)
Net asset value, end of period	$15.366	$13.984	$12.969	$14.363		$12.804
Total return (b)	9.89%	7.82%	(9.71)%	12.18%		(5.35)%
Net assets, end of period (in thousands)	$279,607	$313,368	$328,345	$372,333		$355,582
Ratios to average net assets:
Expenses before waiver (c)	.90%	.90%	.88%	.87%		.88%
Expenses (c)	.90%	.90%	.88%	.85	%(d)	.80	%(d)
Net investment income	1.93%	2.01%	1.28%	1.13%		1.38%
Portfolio turnover rate (excluding short-term securities)	–%	0.6%	12.3%	3.4%		20.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund

	Class 2 Shares
	Year ended December 31,
	2024		2023	2022		2021		2020
Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000
Income from investment operations:
Net investment income (a)	.045		.044	.011		–		.002
Net realized and unrealized gain on investments	–		–	–		–		–
Total from investment operations	.045		.044	.011		–		.002
Less distributions:
Distributions from net investment income	(.045)		(.044)	(.011)		–		(.002)
Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000
Total return (b)	4.61%		4.47%	1.12%		–%		0.21%
Net assets, end of period (in thousands)	$225,600		$229,469	$222,482		$197,078		$196,877
Ratios to average net assets:
Expenses before waiver	.67%		.64%	.64%		.66%		.68%
Expenses (c)	.67	%(d)	.64%	.48	%(d)	.04	%(d)	.29	%(d)
Net investment income	4.51%		4.38%	1.16%		–%		.20%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.823	$6.745	$7.786	$6.264	$5.527
Income from investment operations:
Net investment income (a)	.107	.100	.084	.068	.065
Net realized and unrealized gain(loss) on investments	.955	.978	(1.125)	1.454	.672
Total from investment operations	1.062	1.078	(1.041)	1.522	.737
Net asset value, end of period	$8.885	$7.823	$6.745	$7.786	$6.264
Total return (b)	13.58%	15.99%	(13.38)%	24.30%	13.34%
Net assets, end of period (in thousands)	$44,206	$35,875	$28,379	$25,327	$15,838
Ratios to average net assets:
Expenses (c)	.31%	.31%	.30%	.28%	.31%
Net investment income	1.26%	1.40%	1.22%	.93%	1.27%
Portfolio turnover rate (excluding short-term securities)	16.0%	20.7%	15.0%	15.3%	14.4%
	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.535	$6.513	$7.538	$6.079	$5.377
Income from investment operations:
Net investment income (a)	.082	.079	.063	.050	.050
Net realized and unrealized gain(loss) on investments	.920	.943	(1.088)	1.409	.652
Total from investment operations	1.002	1.022	(1.025)	1.459	.702
Net asset value, end of period	$8.537	$7.535	$6.513	$7.538	$6.079
Total return (b)	13.30%	15.70%	(13.60)%	23.99%	13.06%
Net assets, end of period (in thousands)	$185,275	$183,879	$169,289	$207,828	$188,333
Ratios to average net assets:
Expenses (c)	.56%	.56%	.55%	.53%	.56%
Net investment income	1.00%	1.14%	.94%	.71%	1.02%
Portfolio turnover rate (excluding short-term securities)	16.0%	20.7%	15.0%	15.3%	14.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.797	$16.502	$20.191	$15.732	$13.309
Income from investment operations:
Net investment income (a)	.308	.283	.251	.215	.217
Net realized and unrealized gain(loss) on investments	4.840	4.012	(3.940)	4.244	2.206
Total from investment operations	5.148	4.295	(3.689)	4.459	2.423
Net asset value, end of period	$25.945	$20.797	$16.502	$20.191	$15.732
Total return (b)	24.75%	26.03%	(18.27)%	28.35%	18.20%
Net assets, end of period (in thousands)	$558,748	$439,577	$322,375	$365,210	$272,088
Ratios to average net assets:
Expenses (c)	.18%	.19%	.19%	.19%	.20%
Net investment income	1.30%	1.52%	1.44%	1.19%	1.62%
Portfolio turnover rate (excluding short-term securities)	3.2%	2.5%	2.1%	2.3%	3.3%
	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.034	$15.936	$19.547	$15.268	$12.949
Income from investment operations:
Net investment income (a)	.240	.227	.200	.164	.179
Net realized and unrealized gain(loss) on investments	4.656	3.871	(3.811)	4.115	2.140
Total from investment operations	4.896	4.098	(3.611)	4.279	2.319
Net asset value, end of period	$24.930	$20.034	$15.936	$19.547	$15.268
Total return (b)	24.44%	25.71%	(18.47)%	28.03%	17.91%
Net assets, end of period (in thousands)	$908,022	$791,371	$665,209	$862,746	$731,356
Ratios to average net assets:
Expenses (c)	.43%	.44%	.44%	.44%	.45%
Net investment income	1.05%	1.27%	1.18%	.94%	1.38%
Portfolio turnover rate (excluding short-term securities)	3.2%	2.5%	2.1%	2.3%	3.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Securian Funds Trust
Financial Highlights – continued

SFT Macquarie Growth Fund(a)

	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.387	$27.100	$37.202	$28.554	$21.848
Income from investment operations:
Net investment loss (b)	(.133)	(.090)	(.082)	(.124)	(.038)
Net realized and unrealized gain(loss) on investments	9.088	10.377	(10.020)	8.772	6.744
Total from investment operations	8.955	10.287	(10.102)	8.648	6.706
Net asset value, end of period	$46.342	$37.387	$27.100	$37.202	$28.554
Total return (c)	23.95%	37.96%	(27.15)%	30.29%	30.69%
Net assets, end of period (in thousands)	$648,359	$593,256	$478,459	$705,437	$606,247
Ratios to average net assets:
Expenses (d)	.95%	.97%	.96%	.96%	.97%
Net investment loss	(.31)%	(.28)%	(.27)%	(.38)%	(.16)%
Portfolio turnover rate (excluding short-term securities)	8.5%	9.1%	8.5%	14.4%	28.9%

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Securian Funds Trust
Financial Highlights – continued

SFT Macquarie Small Cap Growth Fund(a)

	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.062	$19.561	$26.750	$25.579	$18.772
Income from investment operations:
Net investment loss (b)	(.232)	(.168)	(.179)	(.233)	(.161)
Net realized and unrealized gain(loss) on investments	3.347	2.669	(7.010)	1.404	6.968
Total from investment operations	3.115	2.501	(7.189)	1.171	6.807
Net asset value, end of period	$25.177	$22.062	$19.561	$26.750	$25.579
Total return (c)	14.12%	12.79%	(26.87)%	4.58%	36.26%
Net assets, end of period (in thousands)	$159,094	$150,358	$141,138	$204,666	$211,834
Ratios to average net assets:
Expenses (d)	1.31%	1.32%	1.27%	1.23%	1.24%
Net investment loss	(.96)%	(.80)%	(.82)%	(.84)%	(.83)%
Portfolio turnover rate (excluding short-term securities)	77.4%	65.1%	61.8%	47.1%	53.6%

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.605	$5.885	$7.964	$5.515	$5.661
Income from investment operations:
Net investment income (a)	.128	.132	.114	.061	.087
Net realized and unrealized gain(loss) on investments	.296	.588	(2.193)	2.388	(.233)
Total from investment operations	.424	.720	(2.079)	2.449	(.146)
Net asset value, end of period	$7.029	$6.605	$5.885	$7.964	$5.515
Total return (b)	6.42%	12.22%	(26.10)%	44.41%	(2.59)%
Net assets, end of period (in thousands)	$15,882	$14,785	$11,211	$13,201	$6,461
Ratios to average net assets:
Expenses (c)	.96%	.97%	.90%	.87%	.91%
Net investment income	1.87%	2.18%	1.71%	.91%	1.69%
Portfolio turnover rate (excluding short-term securities)	27.2%	33.4%	78.7%	59.7%	74.9%
	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.361	$5.683	$7.709	$5.352	$5.508
Income from investment operations:
Net investment income (a)	.105	.110	.091	.055	.073
Net realized and unrealized gain(loss) on investments .	.287	.568	(2.117)	2.302	(.229)
Total from investment operations	.392	.678	(2.026)	2.357	(.156)
Net asset value, end of period	$6.753	$6.361	$5.683	$7.709	$5.352
Total return (b)	6.15%	11.94%	(26.29)%	44.05%	(2.83)%
Net assets, end of period (in thousands)	$100,111	$109,166	$104,547	$160,607	$119,460
Ratios to average net assets:
Expenses (c)	1.21%	1.22%	1.15%	1.12%	1.16%
Net investment income	1.60%	1.88%	1.40%	.85%	1.46%
Portfolio turnover rate (excluding short-term securities)	27.2%	33.4%	78.7%	59.7%	74.9%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.243	$19.905	$22.533	$17.411	$15.818
Income from investment operations:
Net investment income (a)	.213	.228	.180	.082	.147
Net realized and unrealized gain(loss) on investments	3.041	2.110	(2.808)	5.040	1.446
Total from investment operations	3.254	2.338	(2.628)	5.122	1.593
Net asset value, end of period	$25.497	$22.243	$19.905	$22.533	$17.411
Total return (b)	14.63%	11.75%	(11.67)%	29.43%	10.06%
Net assets, end of period (in thousands)	$195,310	$194,341	$185,109	$239,333	$206,350
Ratios to average net assets:
Expenses (c)	.99%	1.04%	1.07%	1.05%	1.06%
Net investment income	.86%	1.12%	.88%	.40%	1.01%
Portfolio turnover rate (excluding short-term securities)	56.1%	61.8%	186.4%	100.1%	113.2%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.068	$22.365	$27.698	$22.304	$18.861
Income from investment operations:
Net investment income (a)	.119	.155	.152	.105	.116
Net realized and unrealized gain(loss) on investments	6.739	4.548	(5.485)	5.289	3.327
Total from investment operations	6.858	4.703	(5.333)	5.394	3.443
Net asset value, end of period	$33.926	$27.068	$22.365	$27.698	$22.304
Total return (b)	25.34%	21.03%	(19.26)%	24.18%	18.25%
Net assets, end of period (in thousands)	$7,500	$5,539	$3,843	$3,020	$1,729
Ratios to average net assets:
Expenses (c)	.78%	.85%	.87%	.84%	.86%
Net investment income	.38%	.63%	.65%	.42%	.61%
Portfolio turnover rate (excluding short-term securities)	32.2%	23.1%	14.0%	14.4%	23.0%
	Class 2 Shares
	Year ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.421	$21.885	$27.173	$21.936	$18.596
Income from investment operations:
Net investment income (a)	.040	.094	.088	.042	.068
Net realized and unrealized gain(loss) on investments	6.572	4.442	(5.376)	5.195	3.272
Total from investment operations	6.612	4.536	(5.288)	5.237	3.340
Net asset value, end of period	$33.033	$26.421	$21.885	$27.173	$21.936
Total return (b)	25.02%	20.73%	(19.46)%	23.87%	17.96%
Net assets, end of period (in thousands)	$124,169	$113,517	$104,921	$141,740	$128,567
Ratios to average net assets:
Expenses (c)	1.03%	1.10%	1.12%	1.08%	1.11%
Net investment income	.13%	.40%	.38%	.17%	.37%
Portfolio turnover rate (excluding short-term securities)	32.2%	23.1%	14.0%	14.4%	23.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Securian Funds Trust
Notes to Financial Statements

December 31, 2024

(1)   Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Macquarie Growth Fund (formerly SFT Delaware IvySM Growth Fund) operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Balanced Stabilization Fund	NA	🗸
SFT Core Bond Fund	🗸	🗸
SFT Equity Stabilization Fund	NA	🗸
SFT Government Money Market Fund	NA	🗸
SFT Index 400 Mid-Cap Fund	🗸	🗸
SFT Index 500 Fund	🗸	🗸
SFT Macquarie Growth Fund (formerly SFT Delaware IvySM Growth Fund)(1)	NA	🗸
SFT Macquarie Small Cap Growth Fund (formerly SFT Delaware IvySM Small Cap Growth Fund)(1)	NA	🗸
SFT Real Estate Securities Fund	🗸	🗸
SFT T. Rowe Price Value Fund	NA	🗸
SFT Wellington Core Equity Fund	🗸	🗸

(1)  Effective as of December 31, 2024, the names of the SFT Delaware IvySM Growth Fund and SFT Delaware IvySM Small Cap Growth Fund were changed to the SFT Macquarie Growth Fund and the Macquarie Small Cap Growth Fund, respectively.

Securian Asset Management, Inc. ("Securian AM"), a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Funds' prospectus provides a detailed description of each Fund's investment objective, policies and strategies.

Class 2 shares are subject to a Rule 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a Rule 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life") in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services—Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the statement of assets and liabilities date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the "Board") of the Trust and in accordance with provisions of the 1940 act. The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust's valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a stable net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

On July 12, 2023, the Securities Exchange Commission ("SEC") adopted amendments to Rule 2a-7 and other rules that govern money market funds under the 1940 Act. As applicable to a government money market fund, these amendments, among other changes: (i) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (ii) allow government money market funds and retail money market funds to engage in certain practices in order to maintain a stable net asset value in a negative interest rate environment, subject to certain conditions including Board approval and disclosure requirements. At this time, management is evaluating the rule amendments and their impact on the SFT Government Money Market Fund.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Investment Companies

The Funds may invest in other investment companies, which may not be traded on an exchange, the Fund(s) may, as a practical expedient, estimate the fair value of an investment company based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

equivalent on a Business Day, Securian AM, as valuation designee, shall estimate fair value in good faith and in a manner consistent with the Trust's Valuation Procedures.

Foreign Currency Translations and Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

For the purpose of hedging, efficient portfolio management, and/or enhancement of returns, the Funds may, from time to time, enter into currency forward contracts, including currency forwards and cross currency forwards, in addition to the use of other derivative instruments described herein (each of which may result in net short currency exposure). For hedging purposes, such transactions may be effected on non-U.S. dollar denominated instruments owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The Funds are not limited in their use of forward contracts in connection with direct hedging.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund's right to enforce a borrower's compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers' obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. As of December 31, 2024, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund, qualifies as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions, or losses of the Fund will instead pass through and be considered for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and considers for federal income tax purposes the income, gains, deductions, and losses relating to those assets.

The FASB ASC 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements for the year ended December 31, 2024. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2021, 2022, 2023 and 2024) remain subject to examination by the Internal Revenue Service and states' department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock.

The Funds are treated either as partnerships or disregarded entities for federal income tax purposes. Funds other than SFT Government Money Market Fund are not required to and will not distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis, including To Be Announced ("TBA") securities, can take place a month or more after the transaction date.

During this period, such securities are subject to market fluctuations. As of December 31, 2024, the SFT Core Bond Fund entered into outstanding, when-issued or forward commitments, including TBA securities, at a fair value of $57,924,975.

Cross-Trades

The Funds are permitted to purchase and sell securities (i.e., "cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same adviser or sub-advisor pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed.

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

For the year ended December 31, 2024, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT Wellington Core Equity Fund	$–	$270,419	$49,505

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the year ended December 31, 2024 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Balanced Stabilization Fund	$3,883,095	$83,990,032	$–	$15,391,055
SFT Core Bond Fund	42,626,105	65,646,621	1,338,575,306	1,280,074,879
SFT Equity Stabilization Fund	–	63,104,052	–	–
SFT Index 400 Mid-Cap Fund	35,592,858	52,927,982	–	1,000,000
SFT Index 500 Fund	41,600,949	103,663,127	–	–
SFT Macquarie Growth Fund	53,534,086	137,446,898	–	–
SFT Macquarie Small Cap Growth Fund	120,950,802	134,370,451	–	–
SFT Real Estate Securities Fund	32,554,353	44,089,103	–	–
SFT T. Rowe Price Value Fund	113,004,417	135,719,913	–	–
SFT Wellington Core Equity Fund	41,086,041	55,955,718	–	–

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Trust has entered into an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Balanced Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Core Bond Fund	0.40% of assets to $750 million; and 0.35% of assets exceeding $750 million
SFT Equity Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Government Money Market Fund	0.25% of assets to $750 million; and 0.20% of assets exceeding $750 million
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Macquarie Growth Fund	0.67% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.50% of assets exceeding $1 billion

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Fund	Annual Fee on Net Assets
SFT Macquarie Small Cap Growth Fund	0.85% of assets to $300 million; and 0.80% of next $200 million of assets; and 0.75% of next $500 million of assets; and 0.70% of assets exceeding $1 billion
SFT Real Estate Securities Fund	0.70% of assets to $300 million; and 0.675% of next $200 million of assets; and 0.65% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT T. Rowe Price Value Fund(a)	0.57% of assets to $300 million; and 0.55% of next $200 million of assets; and 0.525% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Wellington Core Equity Fund(b)	0.55% of assets to $300 million; and 0.525% of next $200 million of assets; and 0.50% of next $500 million of assets; and 0.45% of assets exceeding $1 billion

(a)  Prior to June 1, 2023, the Fund's investment advisory fee was 0.67% of assets to $300 million; and 0.65% of next $200 million of assets; and 0.625% of next $500 million of assets; and 0.60% of assets exceeding $1 billion.

(b)  Prior to June 1, 2023, the Fund's investment advisory fee was 0.65% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.55% of assets exceeding $1 billion.

Securian AM has entered into a sub-advisory agreement with Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), as sub-adviser to the SFT Real Estate Securities Fund, under which Securian AM pays Cohen & Steers an annual fee ranging from 0.25% to 0.38% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Delaware Investments Fund Advisers ("DIFA"), a series of Macquarie Investment Management Business Trust, as sub-adviser to SFT Macquarie Growth Fund and the SFT Macquarie Small Cap Growth Fund, under which Securian AM pays DIFA an annual fee for SFT Macquarie Growth Fund and the SFT Macquarie Small Cap Growth Fund ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Metropolitan West Asset Management, LLC ("MetWest"), a wholly-owned subsidiary of TCW Group, Inc., as sub-adviser to the SFT Core Bond Fund, under which Securian pays MetWest an annual fee ranging from 0.10% to 0.18% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), as sub-adviser to the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Wellington Management Company LLP ("Wellington Management"), as sub-adviser to the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.27% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses, including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, a percentage of the compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations.

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Administrative Services Fee

The Trust has entered into an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal, security valuations and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $8,000 to $19,000.

Accounting Services

The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2024, these fees ranged from 0.01% to 0.04% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares (each, a "Covered Fund"). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board approved a Restated Net Investment Income Maintenance Agreement (the "Income Maintenance Agreement") among the Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Income Maintenance Agreement, Securian AM agrees to waive, reimburse, or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Income Maintenance Agreement to recover the full amount waived, reimbursed, or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. There is no guarantee that the Fund will maintain a positive yield. The Income Maintenance Agreement runs through April 30, 2025 and renew annually for a full year unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

As of December 31, 2024, the amounts waived and eligible for recovery are as follows:

	Agreement	Advisory Fees Waived for the year ended December 31,	12b-1 Fees Waived for the year ended December 31,	Excess Expense Waived for the year ended December 31,	Total eligible for recovery as of December 31,	Expiring December 31,
Fund	Date	2024*	2024*	2024*	2024	2025	2026	2027
SFT Government Money Market Fund	May 1, 2012	$–	$–	$–	$348,440	$348,440	$–	$–

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund, have entered into separate Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreements for SFT Balanced Stabilization Fund and SFT Equity Stabilization Fund were terminated effective May 1, 2021.

The SFT Government Money Market Expense Limitation Agreement runs through April 30, 2025 and renews annually for a full year unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term. The Funds are authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to their respective Expense Limitation Agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. A Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Funds' prospectus.

As of December 31, 2024, the amounts waived and eligible for recovery are as follows:

	Agreement	Expense	Advisory Fees Waived for the year ended December 31,	Total eligible for recovery as of December 31,	Expiring December 31,
Fund	Date	Limit	2024*	2024	2025	2026	2027
SFT Balanced Stabilization Fund	Terminated May 1, 2021	N/A	$–	$–	$–	$–	$–
SFT Equity Stabilization Fund	Terminated May 1, 2021	N/A	$–	$–	$–	$–	$–
SFT Government Money Market Fund	November 1, 2017	0.70%	$1,915	$1,915	$–	$–	$1,915

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

(5)  Illiquid Investments

Non-Money Market Funds—Pursuant to Rule 22e-4 under the 1940 Act, no Fund may acquire an "illiquid investment" if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund

Securian Funds Trust
Notes to Financial Statements – continued

(5)  Illiquid Investments – (continued)

reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At December 31, 2024, the SFT Balanced Stabilization Fund held 4 illiquid securities with a market value of $6,372,747 which represents 1.0% of net assets.

Government Money Market Funds—Money market funds are governed by Rule 2a-7 under the 1940 Act. Per Rule 2a-7, the SFT Government Money Market Fund currently limits investments in "illiquid securities" to 0.5% of total assets at the time of purchase. Rule 2a-7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At December 31, 2024, the Fund did not hold illiquid securities.

(6)  Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

The following is a summary of the levels used for the year ended December 31, 2024, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at December 31, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$–	$15,687,310	$–	$15,687,310
Other Mortgage-Backed Securities	–	1,368,395	–	1,368,395
Corporate Obligations	–	202,211,566	–	202,211,566
Purchased Options	419,650	–	–	419,650
Investment Companies	387,943,264	–	–	387,943,264
Total Investments	388,362,914	219,267,271	–	607,630,185
Liabilities
Other Financial Instruments* Futures Contracts	(1,190,379)	–	–	(1,190,379)
Written Options	(134,630)	–	–	(134,630)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at December 31, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$–	$318,065,374	$–	$318,065,374
Asset-Backed Securities	–	35,675,092	–	35,675,092
Other Mortgage-Backed Securities	–	48,966,792	–	48,966,792
Corporate Obligations	–	61,911,344	–	61,911,344
Bank Loans	–	6,132,578	–	6,132,578
Foreign Bonds	–	2,066,166	–	2,066,166
Investment Companies	10,716,433	–	–	10,716,433
Total Investments	10,716,433	472,817,346	–	483,533,779
Other Financial Instruments* Forward Foreign Currency Contracts	–	92,976	–	92,976
Futures Contracts	109,084	–	–	109,084
Liabilities
Other Financial Instruments* Forward Foreign Currency Contracts	–	(4,729)	–	(4,729)
Futures Contracts	(101,628)	–	–	(101,628)
SFT Equity Stabilization Fund
Assets
Investment Companies	272,099,457	–	–	272,099,457
Purchased Options	189,700	–	–	189,700
Total Investments	272,289,157	–	–	272,289,157
Liabilities
Other Financial Instruments* Futures Contracts	(1,622,505)			(1,622,505)
Written Options	(60,840)	–	–	(60,840)
SFT Government Money Market Fund
Assets
U.S. Government Obligations	–	206,301,428	–	206,301,428
Investment Companies	19,958,561	–	–	19,958,561
Total Investments	19,958,561	206,301,428	–	226,259,989
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	220,114,303	–	–	220,114,303
Investment Companies	8,285,560	–	–	8,285,560
U.S. Government Agencies and Obligations	–	998,484	–	998,484
Total Investments	228,399,863	998,484	–	229,398,347
Liabilities
Other Financial Instruments* Futures Contracts	(174,834)	–	–	(174,834)
SFT Index 500 Fund
Assets
Common Stocks	1,410,932,679	–	–	1,410,932,679
Investment Companies	54,248,183	–	–	54,248,183
Total Investments	1,465,180,862	–	–	1,465,180,862
Liabilities
Other Financial Instruments* Futures Contracts	(1,488,088)	–	–	(1,488,088)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at December 31, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Macquarie Growth Fund
Assets
Common Stocks	$644,164,304	$–	$–	$644,164,304
Investment Companies	4,687,485	–	–	4,687,485
Total Investments	648,851,789	–	–	648,851,789
SFT Macquarie Small Cap Growth Fund
Assets
Common Stocks	154,242,189	–	–	154,242,189
Investment Companies	5,024,742	–	–	5,024,742
Total Investments	159,266,931	–	–	159,266,931
SFT Real Estate Securities Fund
Assets
Common Stocks	115,012,514	–	–	115,012,514
Investment Companies	840,493	–	–	840,493
Total Investments	115,853,007	–	–	115,853,007
SFT T. Rowe Price Value Fund
Assets
Common Stocks	194,574,711	–	–	194,574,711
Investment Companies	778,295	–	–	778,295
Total Investments	195,353,006	–	–	195,353,006
SFT Wellington Core Equity Fund
Assets
Common Stocks	131,127,356	–	–	131,127,356
Investment Companies	649,078	–	–	649,078
Total Investments	131,776,434	–	–	131,776,434

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investment in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating,

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2 and 3 during the year ended December 31, 2024.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. The derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The following tables represent the average monthly volume of the Fund's derivative transactions during the year ended December 31, 2024:

Average Notional Amount
SFT Balanced Stabilization Fund
Futures contracts	$70,813,331
Purchased options contracts	191,368
Written options contracts	(45,836)
SFT Core Bond Fund
Futures contracts	$98,280,672
Forward foreign currency contracts	1,943,127 (a)
SFT Equity Stabilization Fund
Futures contracts	$35,362,563
Purchased options contracts	97,722
Written options contracts	(23,040)
SFT Index 400 Mid-Cap Fund
Futures contracts	$5,774,091
SFT Index 500 Fund
Futures contracts	$38,545,066

(a)  Positions were open for two months during the period.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds. Interest rate derivatives were purchased or sold in the SFT Core Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

The tables below detail the risk exposure of each Fund from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Balanced Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024
Assets:
Investments in securities, at market value (purchased options)	$419,650	$–	$–
Liabilities:
Variation margin on futures contracts*	$(907,830)	$(282,549)	$–
Written options contracts	(134,630)	–	–
Total	$(1,042,460)	$(282,549)	$–
The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$3,725,987	$(1,145,205)	$–
Purchased options contracts	(2,610,118)	–	–
Written options contracts	642,218	–	–
Total	$1,758,087	$(1,145,205)	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(2,883,021)	$(282,549)	$–
Purchased options contracts	235,621	–	–
Written options contracts	(68,730)	–	–
Total	$(2,716,130)	$(282,549)	$–
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024
Assets:
Variation margin on futures contracts*	$–	$109,084	$–
Unrealized appreciation on forward foreign currency contracts	–	–	92,976
Total	$–	$109,084	$92,976
Liabilities:
Variation margin on futures contracts*	$–	$(101,628)	$–
Unrealized depreciation on forward foreign currency contracts	–	–	(4,729)
Total	$–	$(101,628)	$(4,729)

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$(1,067,840)	$–
Forward foreign currency contracts	–	–	(14,863)
Total	$–	$(1,067,840)	$(14,863)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$(1,124,126)	$–
Forward foreign currency contracts	–	–	88,247
Total	$–	$(1,124,126)	$88,247
SFT Equity Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024
Assets:
Investments in securities, at market value (purchased options)	$189,700	$–	$–
Liabilities:
Variation margin on futures contracts*	$(1,622,505)	$–	$–
Written options contracts	(60,840)	–	–
Total	$(1,683,345)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$4,391,433	$–	$–
Purchased options contracts	(1,318,137)	–	–
Written options contracts	319,447	–	–
Total	$3,392,743	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(2,446,168)	$–	$–
Purchased options contracts	116,306	–	–
Written options contracts	(33,311)	–	–
Total	$(2,363,173)	$–	$–
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024
Liabilities:
Variation margin on futures contracts*	$(174,834)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$800,628	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(485,158)	$–	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2024
Liabilities:
Variation margin on futures contracts*	$(1,488,088)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$5,685,861	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(2,510,422)	$–	$–

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the year ended December 31, 2024, none of the Funds' derivatives were subject to master netting arrangements.

(8)  Affiliated Ownership

The SFT Balanced Stabilization Fund invests in underlying securities and other investment companies, of which certain underlying funds (affiliated underlying funds) may be deemed to be under common control with the SFT Balanced Stabilization Fund because they share the same investment advisor, Securian AM, and because they are overseen by the same Board. The SFT Balanced Stabilization Fund achieves its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500® Index.

A summary of all transactions with the affiliated SFT Index 500 Fund as of December 31, 2024 are as follows:

					As of December 31, 2024
Fund/Underlying Fund	Beginning Value as of January 1, 2024	Sales	Change in Unrealized Appreciation/ Depreciation	Realized gains/ losses	Ending Value	Share Balance
SFT Balanced Stabilization Fund
SFT Index 500 Fund Class 1	$295,829,308	$(30,000,000)	$46,637,080	$22,402,995	$334,869,383	12,906,943

Securian Funds Trust
Notes to Financial Statements – continued

(9)  Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, or other events, can adversely affect local and global markets and normal market operations.

(10)  Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07) as of January 1, 2024. Adoption of ASU 2023-07 impacted the financial statement disclosures in this note only, and did not affect the Funds' financial position or the results of their operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (CODM) when assessing segment performance and making decisions about segment resources. The President and Principal Executive Officer of Securian Funds Trust acts as the Funds' CODM. Each Fund manages its operations to a single investment objective, as detailed in its prospectus, through the execution of the Fund's investment strategies. Since inception, each Fund has operated as a single segment. Each Fund's portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

(11)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there were no material events that would require disclosure.

Securian Funds Trust
Other Information
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-643-5728 or on the Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended June 30 is available by calling, toll-free, 866-330-7355 or on the SEC's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

Each Fund (other than the SFT Government Money Market Fund) files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORT are available on the SEC's website at www.sec.gov. The SFT Government Money Market Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund's reports on Form N-MFP are available on the SEC's website at www.sec.gov. The SFT Government Money Market Fund makes portfolio holdings information available to shareholders on its website at: www.securianfunds.com

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the six current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other five Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian Asset Management, Inc. ("Securian AM") or its affiliated companies, including Minnesota Life Insurance Company.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge upon request, by calling, toll free, 800-995-3850.

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees
Julie K. Getchell Year of birth: 1954	Trustee	Since 2011

Retired; held various senior financial positions at Cargill and its investment affiliates from 2005 to 2012; served as Chief Financial Officer and later as Chief Operating Officer of Insight Investment, Inc. from 1991 to 2000; Chartered Financial Analyst; Certified Public Accountant (inactive)

None
Brian E. Gustafson Year of birth: 1967	Trustee	Since 2022	Director, Olympus Ventures LLC, from January, 2025 to present: Managing Director, Investment, Tonkawa, from 2001 to December, 2024; Chartered Financial Analyst	None

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees — continued
Wan-Chong Kung Year of birth: 1960	Trustee	Since 2022	Retired; Portfolio Manager, Nuveen Asset Management, LLC, from 2011-2019	Federal Home Loan Bank of Des Moines, 2022-present; Trust for Advised Portfolios, 2020-present
Interested Trustee
David M. Kuplic Year of birth: 1957	Trustee	Trustee since 2016

Retired; President, Securian Funds Trust from 2011 to 2023; Senior Vice President, Minnesota Life Insurance Company from June 2007 to June 2021; President and CEO, Securian AM from November 2017 to June 2021; Senior Vice President, Securian Financial Group, Inc. from June 2007 to June 2021; Senior Vice President, Securian Life Insurance Company from June 2007 to June 2021; President and Director, Marketview Properties, LLC (entity holding real estate assets) from January 2010 to June 2021

None

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years
Other Executive Officers(3)
Suzette L. Huovinen Year of birth: 1975	President and Principal Executive Officer	Since 2023

Director, President, and CEO, Securian AM, since January 2023; Senior Vice President, Securian Financial Group, Inc. since 2019; Senior Vice President, Minnesota Life Insurance Company, since 2019; Senior Vice President, Securian Life Insurance Company, since 2019; President and CEO, Canadian Premier Life Insurance Company, from 2019 to 2022; President and CEO, Canadian Premier General Insurance Company, from 2019 to 2022; Vice President, Chief Actuary and Chief Risk Officer, Securian Financial Group, Inc., from 2015 to 2019

Kevin L. Ligtenberg Year of birth: 1973	Vice President and Treasurer	Since 2021

Vice President, Director of Investment Operations, Securian AM since August 2021; Director of Investment Operations, Securian AM from May 2021 to July 2021; Manager of Investment Operations, Securian AM from March 2013 to May 2021

Christopher B. Owens Year of birth: 1977	Vice President	Since 2020

Vice President—Individual Solutions Distribution, Securian Financial Group, Inc. since April 2024; Second Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., June 2018 to April 2024; National Sales Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., October 2011 to June 2018

Paul Jason Thibodeaux Year of birth: 1979	Secretary	Since 2021

Director, Law—Securities & Individual Solutions, Securian Financial Group, Inc. since August 2024: Senior Vice President, Chief Compliance Officer, Securian AM, from August, 2023 to August 2024; Vice President, Assistant General Counsel, Securian AM from June, 2022 to August, 2023; Senior Investment Counsel, Securian AM from January, 2018 to May 2022; Attorney, Gray Plant Mooty from 2014 to 2018

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a corporate officer of the Trust, Jessica L. Parrucci, born in 1982, has served as the Trust's Chief Compliance Officer since August 2024. Mrs. Parrucci is also Vice President, Chief Compliance Officer of Securian AM.

(This page has been left blank intentionally.)

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F38897 Rev 2-2025

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2024 Securian Funds Trust All rights reserved.

F38897 Rev 2-2025

Call 1-800-643-5728 to receive your financial documents electronically. It's fast and convenient.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is included within the report transmitted to shareholders pursuant to Rule 30e-1 filed under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

This information is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not made any material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board.

ITEM 16. CONTROLS AND PROCEDURES.

(a)            Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within ninety (90) days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)            There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) A copy of the code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is filed herewith as Exhibit 99.CODE ETH.

(a) (2) Not applicable.

(a) (3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) is filed herewith as Exhibit 99.CERT.

(a) (4) Not applicable.

(b)  A certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Securian Funds Trust

By	/s/ Suzette L. Huovinen
Suzette L. Huovinen, President

Date: April 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Suzette L. Huovinen
Suzette L. Huovinen, President (Principal Executive Officer)

By	/s/ Kevin L. Ligtenberg
Kevin L. Ligtenberg, Treasurer (Principal Financial Officer)

Date: April 8, 2025